                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300,
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  March 31, 2017
                         -------------------------

Item 1. Reports to Stockholders

                                                             ANNUAL REPORT 2017

SUNAMERICA
Income Funds

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

                        Table of Contents


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENTS OF ASSETS AND LIABILITIES........................  6
        STATEMENTS OF OPERATIONS....................................  8
        STATEMENTS OF CHANGES IN NET ASSETS.........................  9
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 14
        NOTES TO FINANCIAL STATEMENTS............................... 67
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..... 81
        TRUSTEE AND OFFICER INFORMATION............................. 82
        SHAREHOLDER TAX INFORMATION................................. 85
        COMPARISONS: PORTFOLIOS vs. INDICES......................... 86
        SUPPLEMENTS TO THE PROSPECTUS............................... 94

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this annual report for the SunAmerica Income Funds (the "Income Funds") for the 12-month period ended March 31, 2017. Please note that effective February 28, 2017, SunAmerica Mutual Funds was rebranded as AIG Funds, and each Fund's name was changed accordingly. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

From a broad perspective, the 12 months ended March 31, 2017 was a period wherein fixed income market performance was primarily driven by unexpected political events in the U.S. and abroad as well as by shifting expectations about global economic conditions and central bank monetary policy. Overall, most spread, or non-U.S. Treasury, sectors outperformed U.S. Treasuries during the annual period, as the rally sparked by the Federal Reserve's (the "Fed's") dovish stance during the first quarter of 2016 persisted through the fiscal year. For the annual period overall, the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ a broad measure of the U.S. fixed income market, returned 0.44%.

As the annual period began in April 2016, spread sectors rallied on stabilization of commodities prices as well as on declining fears about slowing economic growth in China and the potential for a U.S. economic recession. Global interest rates broadly declined amid continued accommodative monetary policy from the world's central banks. Late in June 2016, volatility spiked briefly with fallout from the U.K.'s decision to leave the European Union, popularly known as Brexit.

During the third calendar quarter, spread sectors continued to advance. Overall, global interest rates remained low, as the world's central banks remained broadly accommodative. Bond yields in the U.S., Japan and across Europe fell to historic lows in early July 2016, as investors fled to the perceived safety of bonds on global economic concerns fueled by the Brexit decision. Markets recovered rather quickly, however, from the initial shock of the Brexit vote. Easing by major central banks and a weaker U.S. dollar helped to improve global risk sentiment and stabilize markets. September 2016 brought heightened concerns about the ability and willingness of central banks to fight chronic low inflation and weak economic growth. The decision by the European Central Bank to leave interest rates and its stimulus program unchanged was a precipitating factor in a widespread market sell-off, reinforced by fears that the Bank of Japan had run out of quantitative easing tools. Hawkish signals from the U.S. Fed added to the volatility. The Bank of Japan subsequently decided not to change its rates but to shift its focus to stabilizing the long-term end of its yield curve. This bolstered market sentiment as did the Fed's eventual decision to not raise interest rates at its September meeting.

The unexpected election of Donald Trump as the 45/th/ U.S. President sparked another bout of volatility in early November 2016. President-elect Trump's campaign, which focused on regulatory reform, trade, tax cuts and infrastructure spending, was largely perceived by the market as boding faster economic growth and increased inflation expectations. This, in turn, caused the yield on the 10-year U.S. Treasury to increase 52 basis points+ by the end of the month. In late November, oil prices benefited from OPEC's decision to cut production for the first time in eight years.

Post-U.S. election expectation of faster economic growth and rising inflation persisted into the first quarter of 2017, as optimistic investors watched and waited for clarity on President Trump's fiscal policies. As the quarter progressed, however, support for the "Trump trade" weakened, as the new administration experienced bumps in the road with its aggressive agenda and visible opposition.

In a largely anticipated move, the Fed raised its target rate by 0.25% on two separate occasions during the annual period - in December 2016 and in March 2017 - to a range of 0.75% - 1.00%. For the annual period overall, U.S. Treasury securities posted negative returns, as yields rose across the spectrum of maturities, though more so at the shorter-term and intermediate segments than at the longer-term end of the yield curve. The yield on the bellwether 10-year U.S. Treasury rose approximately 61 basis points to end the annual period at 2.39%. Non-U.S. Treasury sectors generated mostly positive performance. High yield corporate bonds and sovereign emerging market debt generated double-digit gains, outperforming U.S. Treasuries by a wide margin. Investment grade corporate bonds also outpaced U.S. Treasuries. In addition, commercial mortgage-backed securities, agency securities, asset-backed securities and mortgage-backed securities outperformed U.S. Treasuries, though more modestly.

On the following pages, you will find financial statements and portfolio information for each of the Income Funds during the annual period ended March 31, 2017.

We thank you for being a part of the Income Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch us directly at 800-858-8850 or via our new website, www.aig.com/funds.

Sincerely,

The SunAmerica Income Funds Investment Professionals

Timothy Campion            Robert Vanden Assem        David L. Albrycht
Kara Murphy                Anders Faergemann          Frank Ossino
Jane Algieri               Dana Burns                 Jonathan Stanley
Andrew Sheridan            John Yovanovic

--------
Past performance is no guarantee of future results.

* The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+ A basis point is 1/100/th/ of a percentage point.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2017 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2016 and held until March 31, 2017.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2017" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2017" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2017" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2017 -- (unaudited) (continued)


                                                   Actual                                  Hypothetical
                                 ------------------------------------------ ------------------------------------------
                                                                                          Ending Account
                                               Ending Account Expenses Paid                Value using   Expenses Paid
                                                Value using    During the                 a Hypothetical  During the
                                   Beginning       Actual      Six Months     Beginning     5% Annual     Six Months
                                 Account Value   Return at        Ended     Account Value   Return at        Ended     Annualized
                                 at October 1,   March 31,      March 31,   at October 1,   March 31,      March 31,    Expense
Fund                                 2016           2017          2017*         2016           2017          2017*       Ratio*
----                             ------------- -------------- ------------- ------------- -------------- ------------- ----------
AIG U.S. Government Securities@
  Class A#......................   $1,000.00     $  958.60       $ 4.83       $1,000.00     $1,020.00       $ 4.99        0.99%
  Class C#......................   $1,000.00     $  954.45       $ 7.99       $1,000.00     $1,016.75       $ 8.25        1.64%
AIG Strategic Bond Fund@
  Class A.......................   $1,000.00     $1,002.60       $ 6.59       $1,000.00     $1,018.35       $ 6.64        1.32%
  Class B.......................   $1,000.00     $  999.20       $ 9.97       $1,000.00     $1,014.96       $10.05        2.00%
  Class C.......................   $1,000.00     $  999.46       $ 9.77       $1,000.00     $1,015.16       $ 9.85        1.96%
  Class W.......................   $1,000.00     $1,000.46       $ 5.79       $1,000.00     $1,019.15       $ 5.84        1.16%
AIG Flexible Credit Fund@
  Class A.......................   $1,000.00     $1,028.87       $ 7.13       $1,000.00     $1,017.90       $ 7.09        1.41%
  Class C.......................   $1,000.00     $1,025.51       $10.45       $1,000.00     $1,014.61       $10.40        2.07%
  Class W.......................   $1,000.00     $1,026.86       $ 6.16       $1,000.00     $1,018.85       $ 6.14        1.22%

--------
@  See Note 1
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2017" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- March 31, 2017

                                                             AIG U.S. Government AIG Strategic AIG Flexible
                                                                 Securities          Bond         Credit
                                                                    Fund@            Fund@        Fund@
                                                             ------------------- ------------- ------------
ASSETS:
Investments at value (unaffiliated)*........................    $164,305,932     $353,453,886  $378,541,208
Repurchase agreements (cost approximates value).............       3,450,000        8,991,000            --
                                                                ------------     ------------  ------------
 Total investments..........................................     167,755,932      362,444,886   378,541,208
                                                                ------------     ------------  ------------
Cash........................................................             637           79,087     2,462,094
Foreign cash*...............................................              --           26,086         6,810
Receivable for:
 Shares of beneficial interest sold.........................          20,372        1,528,107     3,760,001
 Dividends and interest.....................................         600,838        4,471,857     3,967,046
 Investments sold...........................................              --        3,346,407     1,994,802
 Investments sold on an extended settlement basis...........              --        2,338,640     8,162,731
Prepaid expenses and other assets...........................           8,152            9,927        10,412
Due from investment adviser for expense reimbursements/fee
 waivers....................................................          44,894               --            --
Unrealized appreciation on forward foreign currency
 contracts..................................................              --           90,205            --
                                                                ------------     ------------  ------------
Total assets................................................     168,430,825      374,335,202   398,905,104
                                                                ------------     ------------  ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.....................         162,972        1,690,327     1,043,674
 Investments purchased......................................              --        4,861,488     3,114,401
 Investments purchased on an extended settlement basis......              --        5,314,549    17,396,651
 Investment advisory and management fees....................          93,025          199,060       231,899
 Distribution and service maintenance fees..................          61,078          189,504       125,359
 Transfer agent fees and expenses...........................          38,311           75,565        77,752
 Trustees' fees and expenses................................           1,700               87            --
 Other accrued expenses.....................................          98,996          175,204       139,930
Dividends payable...........................................              --           17,494       277,282
Unrealized depreciation on forward foreign currency
 contracts..................................................              --          142,748            --
                                                                ------------     ------------  ------------
Total liabilities...........................................         456,082       12,666,026    22,406,948
                                                                ------------     ------------  ------------
Net assets..................................................    $167,974,743     $361,669,176  $376,498,156
                                                                ============     ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01........................    $    183,647     $  1,063,456  $  1,093,699
Paid-in capital.............................................     182,621,031      436,692,623   423,937,158
                                                                ------------     ------------  ------------
                                                                 182,804,678      437,756,079   425,030,857
Accumulated undistributed net investment income (loss)......          47,778       (1,256,884)      249,849
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts,
 securities sold short, and foreign exchange transactions...     (18,375,926)     (74,682,324)  (49,900,856)
Unrealized appreciation (depreciation) on investments.......       3,498,213          (93,295)    1,119,494
Unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................              --          (54,400)       (1,188)
                                                                ------------     ------------  ------------
Net assets..................................................    $167,974,743     $361,669,176  $376,498,156
                                                                ============     ============  ============
*Cost
 Investments (unaffiliated).................................    $160,807,719     $353,547,181  $377,421,714
                                                                ============     ============  ============
 Foreign cash...............................................    $         --     $     26,388  $      7,998
                                                                ============     ============  ============

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- March 31, 2017 -- (continued)


                                                                       AIG U.S. Government AIG Strategic AIG Flexible
                                                                           Securities          Bond         Credit
                                                                              Fund@            Fund@        Fund@
                                                                       ------------------- ------------- ------------
Class A (unlimited shares authorized):
Net assets............................................................    $148,382,497     $163,163,016  $144,880,235
Shares of beneficial interest issued and outstanding..................      16,221,506       48,031,904    42,162,122
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge).........................    $       9.15     $       3.40  $       3.44
Maximum sales charge (4.75% of offering price)........................            0.46             0.17          0.17
                                                                          ------------     ------------  ------------
Maximum offering price to public......................................    $       9.61     $       3.57  $       3.61
                                                                          ============     ============  ============
Class B (unlimited shares authorized):
Net assets............................................................    $         --     $ 29,762,484  $         --
Shares of beneficial interest issued and outstanding..................              --        8,766,315            --
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).....................    $         --     $       3.40            --
                                                                          ============     ============  ============
Class C (unlimited shares authorized):
Net assets............................................................    $ 19,592,246     $128,331,770  $ 74,241,361
Shares of beneficial interest issued and outstanding..................       2,143,192       37,642,912    21,471,814
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).....................    $       9.14     $       3.41  $       3.46
                                                                          ============     ============  ============
Class W (unlimited shares authorized):
Net assets............................................................    $         --     $ 40,411,906  $157,376,560
Shares of beneficial interest issued and outstanding..................              --       11,904,491    45,735,962
Net asset value, offering and redemption price per share..............    $         --     $       3.39  $       3.44
                                                                          ============     ============  ============

--------
@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF OPERATIONS -- For the year ended March 31, 2017

                                                                                       AIG U.S. Government AIG Strategic
                                                                                           Securities          Bond
                                                                                              Fund@            Fund@
                                                                                       ------------------- -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................     $        --      $   207,383
  Interest (unaffiliated).............................................................       3,597,159       16,214,478
                                                                                           -----------      -----------
   Total investment income*...........................................................       3,597,159       16,421,861
                                                                                           -----------      -----------
EXPENSES:
  Investment advisory and management fees.............................................       1,231,457        2,456,084
  Distribution and service maintenance fees:
   Class A............................................................................         568,247          599,765
   Class B............................................................................              --          306,691
   Class C............................................................................         271,529        1,447,670
  Service fee -- Class W..............................................................              --           50,074
  Transfer agent fees:
   Class A............................................................................         383,819          402,574
   Class B............................................................................              --           71,663
   Class C............................................................................          65,516          330,182
   Class W............................................................................              --           74,521
  Registration fees:
   Class A............................................................................          19,078           15,774
   Class B............................................................................              --            9,837
   Class C............................................................................          14,559           16,423
   Class W............................................................................              --           12,865
  Custodian and accounting fees.......................................................          38,427          113,655
  Reports to shareholders.............................................................          45,063           67,641
  Audit and tax fees..................................................................          47,032           68,330
  Legal fees..........................................................................          16,278           18,297
  Trustees' fees and expenses.........................................................          10,284           17,447
  Interest expense....................................................................             257               --
  Other expenses......................................................................          16,342           29,219
                                                                                           -----------      -----------
   Total expenses before fee waivers, expense reimbursements and expense recoupments..       2,727,888        6,108,712
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)..        (675,254)              --
                                                                                           -----------      -----------
   Net expenses.......................................................................       2,052,634        6,108,712
                                                                                           -----------      -----------
   Net investment income (loss).......................................................       1,544,525       10,313,149
                                                                                           -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................      (3,707,604)      (2,911,234)
Net realized foreign exchange gain (loss) on other assets and liabilities.............              --        1,416,398
                                                                                           -----------      -----------
Net realized gain (loss) on investments and foreign currencies........................      (3,707,604)      (1,494,836)
                                                                                           -----------      -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........      (4,357,250)      14,846,763
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....              --        1,539,838
                                                                                           -----------      -----------
Net unrealized gain (loss) on investments and foreign currencies......................      (4,357,250)      16,386,601
                                                                                           -----------      -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........      (8,064,854)      14,891,765
                                                                                           -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................      (6,520,329)      25,204,914
                                                                                           ===========      ===========
* Net of foreign withholding taxes on interest and dividends of.......................     $        --      $        24
                                                                                           ===========      ===========

                                                                                       AIG Flexible
                                                                                          Credit
                                                                                          Fund@
                                                                                       ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $   414,890
  Interest (unaffiliated).............................................................  18,146,469
                                                                                       -----------
   Total investment income*...........................................................  18,561,359
                                                                                       -----------
EXPENSES:
  Investment advisory and management fees.............................................   2,428,145
  Distribution and service maintenance fees:
   Class A............................................................................     487,117
   Class B............................................................................          --
   Class C............................................................................     690,931
  Service fee -- Class W..............................................................     180,960
  Transfer agent fees:
   Class A............................................................................     323,405
   Class B............................................................................          --
   Class C............................................................................     156,716
   Class W............................................................................     267,155
  Registration fees:
   Class A............................................................................      33,170
   Class B............................................................................          --
   Class C............................................................................      17,182
   Class W............................................................................      17,905
  Custodian and accounting fees.......................................................      79,882
  Reports to shareholders.............................................................      48,987
  Audit and tax fees..................................................................      62,160
  Legal fees..........................................................................      24,109
  Trustees' fees and expenses.........................................................      13,879
  Interest expense....................................................................      16,674
  Other expenses......................................................................      25,638
                                                                                       -----------
   Total expenses before fee waivers, expense reimbursements and expense recoupments..   4,874,015
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)..          --
                                                                                       -----------
   Net expenses.......................................................................   4,874,015
                                                                                       -----------
   Net investment income (loss).......................................................  13,687,344
                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................   2,670,349
Net realized foreign exchange gain (loss) on other assets and liabilities.............       3,113
                                                                                       -----------
Net realized gain (loss) on investments and foreign currencies........................   2,673,462
                                                                                       -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  10,941,854
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....        (454)
                                                                                       -----------
Net unrealized gain (loss) on investments and foreign currencies......................  10,941,400
                                                                                       -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  13,614,862
                                                                                       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................  27,302,206
                                                                                       ===========
* Net of foreign withholding taxes on interest and dividends of....................... $        --
                                                                                       ===========

@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF CHANGES IN NET ASSETS


                                                                           AIG U.S. Government
                                                                            Securities Fund@
                                                                       --------------------------
                                                                       For the Year  For the year
                                                                          ended         ended
                                                                        March 31,     March 31,
                                                                           2017          2016
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)......................................... $  1,544,525  $  1,356,002
 Net realized gain (loss) on investments and foreign currencies.......   (3,707,604)      182,870
 Net unrealized gain (loss) on investments and foreign currencies.....   (4,357,250)   (1,357,314)
                                                                       ------------  ------------
Net increase (decrease) in net assets resulting from operations.......   (6,520,329)      181,558
                                                                       ------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)......................................   (2,798,856)   (2,895,384)
 Net investment income (Class B)......................................           --            --
 Net investment income (Class C)......................................     (290,749)     (293,718)
 Net investment income (Class W)......................................           --            --
 Net realized gain on securities (Class A)............................           --            --
 Net realized gain on securities (Class B)............................           --            --
 Net realized gain on securities (Class C)............................           --            --
 Net realized gain on securities (Class W)............................           --            --
                                                                       ------------  ------------
Total distributions to shareholders...................................   (3,089,605)   (3,189,102)
                                                                       ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)................................................  (10,548,448)  (20,275,343)
                                                                       ------------  ------------
Total increase (decrease) in net assets...............................  (20,158,382)  (23,282,887)

NET ASSETS:
Beginning of period...................................................  188,133,125   211,416,012
                                                                       ------------  ------------
End of period+........................................................ $167,974,743  $188,133,125
                                                                       ============  ============
+ Includes accumulated undistributed net investment income (loss)..... $     47,778  $   (523,668)
                                                                       ============  ============

@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF CHANGES IN NET ASSETS -- (continued)

                         AIG Strategic Bond Fund@        AIG Flexible Credit Fund@
                        --------------------------      --------------------------
                        For the Year    For the year    For the year  For the year
                           ended           ended           ended         ended
                         March 31,       March 31,       March 31,     March 31,
                            2017            2016            2017          2016
                        ------------    ------------    ------------  ------------
 INCREASE (DECREASE)
  IN NET ASSETS
 Operations:
  Net investment
    income (loss)...... $ 10,313,149    $ 13,804,186    $ 13,687,344  $  9,204,013
  Net realized gain
    (loss) on
    investments and
    foreign currencies.   (1,494,836)    (17,240,406)      2,673,462    (5,156,658)
  Net unrealized gain
    (loss) on
    investments and
    foreign currencies.   16,386,601      (8,304,403)     10,941,400    (7,105,660)
                        ------------    ------------    ------------  ------------
 Net increase
  (decrease) in net
  assets resulting
  from operations......   25,204,914     (11,740,623)     27,302,206    (3,058,305)
                        ------------    ------------    ------------  ------------

 Distributions to
  shareholders from:
  Net investment
    income (Class A)...   (5,554,446)     (8,053,946)     (5,974,085)   (4,950,089)
  Net investment
    income (Class B)...     (785,283)     (1,193,570)             --            --
  Net investment
    income (Class C)...   (3,770,924)     (5,817,628)     (2,514,450)   (2,058,159)
  Net investment
    income (Class W)...   (1,129,107)     (1,325,284)     (5,460,071)   (2,677,821)
  Net realized gain on
    securities
    (Class A)..........           --              --              --            --
  Net realized gain on
    securities
    (Class B)..........           --              --              --            --
  Net realized gain on
    securities
    (Class C)..........           --              --              --            --
  Net realized gain on
    securities
    (Class W)..........           --              --              --            --
                        ------------    ------------    ------------  ------------
 Total distributions
  to shareholders......  (11,239,760)    (16,390,428)    (13,948,606)   (9,686,069)
                        ------------    ------------    ------------  ------------
 Net increase
  (decrease) in net
  assets resulting
  from capital share
  transactions (Note 6)  (39,982,323)    (58,954,992)     85,037,339   104,299,983
                        ------------    ------------    ------------  ------------
 Total increase
  (decrease) in net
  assets...............  (26,017,169)    (87,086,043)     98,390,939    91,555,609

 NET ASSETS:
 Beginning of period...  387,686,345     474,772,388     278,107,217   186,551,608
                        ------------    ------------    ------------  ------------
 End of period+........ $361,669,176    $387,686,345    $376,498,156  $278,107,217
                        ============    ============    ============  ============
 + Includes
  accumulated
  undistributed net
  investment income
  (loss)............... $ (1,256,884)   $ (1,543,031)   $    249,849  $    219,626
                        ============    ============    ============  ============

@  See Note 1

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                          AIG U.S. GOVERNMENT SECURITIES FUND@
                                                          ------------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
                                                                         -------
  03/31/13    $10.06     $0.14      $ 0.05      $ 0.19     $(0.21)     $(0.13)    $(0.34) $9.91     1.84%  $121,807     0.99%
  03/31/14      9.91      0.14       (0.45)      (0.31)     (0.17)         --      (0.17)  9.43    (3.11)   106,747     0.99
  03/31/15      9.43      0.12        0.34        0.46      (0.16)         --      (0.16)  9.73     4.94    187,417     0.99
  03/31/16      9.73      0.08       (0.05)       0.03      (0.17)         --      (0.17)  9.59     0.33    156,468     0.99
  03/31/17      9.59      0.09       (0.37)      (0.28)     (0.16)         --      (0.16)  9.15    (2.93)   148,382     0.99
                                                                         Class C
                                                                         -------
  03/31/13    $10.05     $0.08      $ 0.05      $ 0.13     $(0.14)     $(0.13)    $(0.27) $9.91     1.28%  $ 12,226     1.64%
  03/31/14      9.91      0.08       (0.46)      (0.38)     (0.11)         --      (0.11)  9.42    (3.84)     7,295     1.64
  03/31/15      9.42      0.06        0.34        0.40      (0.10)         --      (0.10)  9.72     4.27     23,999     1.64
  03/31/16      9.72      0.01       (0.03)      (0.02)     (0.11)         --      (0.11)  9.59    (0.22)    31,665     1.64
  03/31/17      9.59      0.02       (0.37)      (0.35)     (0.10)         --      (0.10)  9.14    (3.66)    19,592     1.64



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    1.40%         89%
    1.42         122
    1.24          57
    0.81          36
    0.91          95


    0.76%         89%
    0.77         122
    0.61          57
    0.16          36
    0.26          95

--------
@  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                            03/31/13 03/31/14 03/31/15 03/31/16 03/31/17
                                            -------- -------- -------- -------- --------
AIG U.S. Government Securities Fund Class A   0.40%    0.40%    0.38%    0.37%    0.35%
AIG U.S. Government Securities Fund
 Class C...................................   0.45     0.57     0.50     0.39     0.40

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                     AIG STRATEGIC BOND FUND@
                                                                     ------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net               Net
                       Asset                 (both               Dividends    from net            Asset            Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                              Class A
                                                                              -------
03/31/13               $3.45     $0.13      $ 0.16      $ 0.29     $(0.14)       $--      $(0.14) $3.60     8.64%  $336,759
03/31/14                3.60      0.14       (0.06)       0.08      (0.15)        --       (0.15)  3.53     2.34    255,821
03/31/15                3.53      0.13       (0.04)       0.09      (0.13)        --       (0.13)  3.49     2.70    235,093
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.32)   175,386
03/31/17                3.27      0.10        0.14        0.24      (0.11)        --       (0.11)  3.40     7.38    163,163
                                                                              Class B
                                                                              -------
03/31/13               $3.45     $0.11      $ 0.15      $ 0.26     $(0.12)       $--      $(0.12) $3.59     7.62%  $ 56,776
03/31/14                3.59      0.12       (0.05)       0.07      (0.13)        --       (0.13)  3.53     1.95     46,462
03/31/15                3.53      0.10       (0.03)       0.07      (0.11)        --       (0.11)  3.49     2.01     39,733
03/31/16                3.49      0.10       (0.20)      (0.10)     (0.12)        --       (0.12)  3.27    (2.97)    31,038
03/31/17                3.27      0.08        0.14        0.22      (0.09)        --       (0.09)  3.40     6.66     29,762
                                                                              Class C
                                                                              -------
03/31/13               $3.47     $0.11      $ 0.15      $ 0.26     $(0.12)       $--      $(0.12) $3.61     7.62%  $270,965
03/31/14                3.61      0.12       (0.06)       0.06      (0.13)        --       (0.13)  3.54     1.69    197,904
03/31/15                3.54      0.11       (0.04)       0.07      (0.11)        --       (0.11)  3.50     2.05    184,282
03/31/16                3.50      0.10       (0.19)      (0.09)     (0.12)        --       (0.12)  3.29    (2.63)   151,197
03/31/17                3.29      0.08        0.13        0.21      (0.09)        --       (0.09)  3.41     6.35    128,332
                                                                              Class W
                                                                              -------
01/29/15(4)-03/31/15   $3.48     $0.01      $ 0.02      $ 0.03     $(0.02)       $--      $(0.02) $3.49     0.99%  $ 15,664
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.14)    30,065
03/31/17                3.27      0.11        0.13        0.24      (0.12)        --       (0.12)  3.39     7.26     40,412



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.30%          3.70%          166%
   1.31           4.01           158
   1.30           3.62           137
   1.34           3.54           108
   1.32           3.00           109


   1.97%          3.02%          166%
   1.97           3.35           158
   1.97           2.95           137
   2.01           2.87           108
   1.99           2.33           109


   1.94%          3.05%          166%
   1.96           3.37           158
   1.94           2.98           137
   1.98           2.90           108
   1.97           2.35           109


   1.20%(3)(5)    2.73%(3)(5)    137%
   1.15           3.71           108
   1.14           3.20           109

--------
@  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                                       03/31/15
                                                       --------
              AIG Strategic Bond Fund Class W.........   0.69%(5)

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      AIG FLEXIBLE CREDIT FUND@
                                                                      -------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net
                       Asset                 (both               Dividends    from net            Asset            Net Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,             end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total     period
    Period Ended     of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                               Class A
                                                                               -------
03/31/13               $3.40     $0.20      $ 0.18      $ 0.38     $(0.20)       $--      $(0.20) $3.58    11.42%   $ 74,175
03/31/14                3.58      0.19        0.00        0.19      (0.18)        --       (0.18)  3.59     5.60      70,713
03/31/15                3.59      0.15       (0.11)       0.04      (0.17)        --       (0.17)  3.46     1.06     127,508
03/31/16                3.46      0.13       (0.16)      (0.03)     (0.14)        --       (0.14)  3.29    (0.93)    125,775
03/31/17                3.29      0.14        0.16        0.30      (0.15)        --       (0.15)  3.44     9.11     144,880
                                                                               Class C
                                                                               -------
03/31/13               $3.42     $0.18      $ 0.18      $ 0.36     $(0.18)       $--      $(0.18) $3.60    10.67%   $ 33,918
03/31/14                3.60      0.17        0.00        0.17      (0.16)        --       (0.16)  3.61     4.92      30,595
03/31/15                3.61      0.13       (0.11)       0.02      (0.15)        --       (0.15)  3.48     0.43      45,411
03/31/16                3.48      0.11       (0.16)      (0.05)     (0.12)        --       (0.12)  3.31    (1.54)     61,891
03/31/17                3.31      0.12        0.15        0.27      (0.12)        --       (0.12)  3.46     8.38      74,241
                                                                               Class W
                                                                               -------
10/01/14(4)-03/31/15   $3.50     $0.06      $(0.01)     $ 0.05     $(0.08)       $--      $(0.08) $3.47     1.57%   $ 13,632
03/31/16                3.47      0.13       (0.17)      (0.04)     (0.14)        --       (0.14)  3.29    (1.02)     90,441
03/31/17                3.29      0.15        0.15        0.30      (0.15)        --       (0.15)  3.44     9.34     157,377



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.36%(3)       5.82%(3)       44%
   1.36(3)        5.41(3)        49
   1.41(3)        4.50(3)        74
   1.45(3)        3.92(3)        52
   1.43           4.21           69


   2.01%(3)       5.18%(3)       44%
   2.01(3)        4.76(3)        49
   2.06(3)        3.88(3)        74
   2.10(3)        3.27(3)        52
   2.07           3.57           69


   1.25%(3)(5)    4.25%(3)(5)    74%
   1.25(3)        4.11(3)        52
   1.21           4.44           69

--------
@  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                          03/31/13 03/31/14 03/31/15  03/31/16
                                          -------- -------- --------  --------
 AIG Flexible Credit Fund Class A........   0.16%    0.17%    0.19%     0.03%
 AIG Flexible Credit Fund Class C........   0.16     0.18     0.20      0.02
 AIG Flexible Credit Fund Class W........     --       --     1.12(5)   0.04

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        AIG U.S. Government Securities Fund@
        PORTFOLIO PROFILE -- March 31, 2017 -- (unaudited)

Industry Allocation*

                     Government National Mtg. Assoc.. 35.2%
                     Federal Home Loan Bank.......... 18.0
                     Federal Farm Credit Bank........ 17.1
                     United States Treasury Bonds....  9.4
                     Federal Home Loan Mtg. Corp.....  7.5
                     Federal National Mtg. Assoc.....  5.3
                     United States Treasury Notes....  5.3
                     Repurchase Agreements...........  2.1
                                                      ----
                                                      99.9%
                                                      ====

Credit Quality+#

                                  Aaa. 100.0%
                                       =====

--------
@See Note 1
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues

        AIG U.S. Government Securities Fund@
        PORTFOLIO OF INVESTMENTS -- March 31, 2017

                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       U.S. GOVERNMENT AGENCIES -- 83.1%
       Federal Farm Credit Bank -- 17.1%
          1.14% due 03/26/2018 FRS.............. $ 9,435,000 $ 9,465,720
          2.36% due 06/16/2025..................  20,000,000  19,363,140
                                                             -----------
                                                              28,828,860
                                                             -----------
       Federal Home Loan Bank -- 18.0%
          0.97% due 05/17/2018 FRS..............  20,000,000  20,038,560
          1.00% due 08/15/2019(1)...............   2,250,000   2,243,792
          1.38% due 03/09/2018..................   5,460,000   5,472,525
          1.69% due 02/26/2021..................     480,000     474,281
          2.14% due 12/05/2022..................     372,093     368,206
          4.50% due 09/13/2019..................   1,490,000   1,597,575
                                                             -----------
                                                              30,194,939
                                                             -----------
       Federal Home Loan Mtg. Corp. -- 7.5%
          3.50% due 08/01/2030..................   3,604,318   3,763,452
          3.50% due 12/01/2044..................   4,641,610   4,768,126
          4.00% due 04/01/2034..................   1,812,958   1,924,984
         Federal Home Loan Mtg. Corp. REMIC
          Series 3747, Class WA
          3.50% due 10/15/2030(2)...............   2,031,150   2,109,560
                                                             -----------
                                                              12,566,122
                                                             -----------
       Federal National Mtg. Assoc. -- 5.3%
          1.00% due 03/28/2018..................   5,000,000   4,993,310
          2.50% due 11/01/2027..................   3,828,909   3,873,897
                                                             -----------
                                                               8,867,207
                                                             -----------
       Government National Mtg. Assoc. -- 35.2%
          3.50% due 11/15/2041..................     511,825     531,947
          3.50% due 03/15/2042..................     389,751     405,074
          3.50% due 06/15/2042..................   2,012,790   2,087,777
          3.50% due 07/15/2042..................     691,725     717,634
          3.50% due 02/20/2045..................   1,129,462   1,172,434
          4.00% due 03/15/2039..................     217,206     229,457
          4.00% due 04/15/2039..................     132,575     140,886
          4.00% due 06/15/2039..................     544,600     575,140
          4.00% due 12/15/2039..................     283,634     299,540
          4.00% due 08/15/2040..................     246,240     260,739
          4.00% due 09/15/2040..................     385,270     407,613
          4.00% due 11/15/2040..................     432,979     458,591
          4.00% due 12/15/2040..................     791,993     838,588
          4.00% due 02/15/2041..................     290,766     307,550
          4.00% due 03/15/2041..................     207,845     219,767
          4.00% due 07/15/2041..................     410,942     434,729
          4.00% due 08/15/2041..................     910,546     963,353
          4.00% due 09/15/2041..................   1,637,169   1,732,012
          4.00% due 10/15/2041..................     694,776     734,795
          4.00% due 11/15/2041..................   2,514,381   2,663,358
          4.00% due 12/15/2041..................     991,641   1,048,785
          4.00% due 01/15/2042..................   2,007,431   2,129,056
          4.00% due 02/15/2042..................   1,130,633   1,197,449
          4.00% due 03/15/2042..................     261,273     276,650
          4.00% due 06/15/2042..................     441,250     466,621
          4.50% due 05/15/2018..................      43,602      44,017
          4.50% due 08/15/2018..................      44,750      45,256
          4.50% due 09/15/2018..................     187,282     190,224
          4.50% due 10/15/2018..................     260,323     264,463
          4.50% due 09/15/2033..................     392,200     422,414
          4.50% due 03/15/2039..................     106,489     113,769

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       Government National Mtg. Assoc. (continued)
          4.50% due 04/15/2039..................... $   83,107 $   88,868
          4.50% due 05/15/2039.....................    395,077    422,791
          4.50% due 06/15/2039.....................  1,610,164  1,725,298
          4.50% due 07/15/2039.....................    738,034    789,702
          4.50% due 09/15/2039.....................    209,598    224,281
          4.50% due 11/15/2039.....................    205,977    220,109
          4.50% due 12/15/2039.....................    596,678    638,939
          4.50% due 01/15/2040.....................    270,548    289,352
          4.50% due 02/15/2040.....................  1,172,957  1,256,081
          4.50% due 03/15/2040.....................    756,641    810,188
          4.50% due 04/15/2040.....................    725,280    776,587
          4.50% due 05/15/2040.....................    289,287    310,191
          4.50% due 06/15/2040.....................    305,252    326,442
          4.50% due 07/15/2040.....................    619,713    664,014
          4.50% due 08/15/2040.....................    170,653    182,897
          4.50% due 09/15/2040.....................    176,310    189,697
          4.50% due 11/15/2040.....................    246,114    263,892
          4.50% due 01/15/2041.....................    201,954    216,104
          4.50% due 02/15/2041.....................    199,781    213,451
          4.50% due 03/15/2041.....................  1,476,703  1,580,162
          4.50% due 04/15/2041.....................    755,296    807,733
          4.50% due 05/15/2041.....................    235,264    251,853
          4.50% due 06/15/2041.....................    489,087    526,204
          4.50% due 07/15/2041.....................    163,016    174,160
          4.50% due 08/15/2041.....................    456,159    487,883
          4.50% due 04/20/2044.....................    848,916    907,259
          5.00% due 04/15/2018.....................    195,328    199,436
          5.00% due 05/15/2018.....................     10,827     11,085
          5.00% due 08/15/2033.....................    441,205    487,407
          5.00% due 10/15/2033.....................    717,863    789,997
          5.00% due 05/15/2035.....................    129,498    141,603
          5.00% due 08/15/2035.....................    395,068    436,349
          5.00% due 03/15/2036.....................    173,614    190,232
          5.00% due 05/15/2036.....................     96,759    106,758
          5.00% due 09/15/2036.....................    236,364    260,132
          5.00% due 01/15/2037.....................    233,407    257,636
          5.00% due 02/15/2037.....................    365,927    401,383
          5.00% due 03/15/2037.....................     54,906     60,084
          5.00% due 04/15/2037.....................    475,960    520,688
          5.00% due 04/15/2038.....................    543,665    599,393
          5.00% due 05/15/2038.....................    250,066    275,993
          5.00% due 08/15/2038.....................    697,379    770,316
          5.00% due 01/15/2039.....................    228,058    251,439
          5.00% due 02/15/2039.....................    127,034    140,133
          5.00% due 03/15/2039.....................    114,904    126,232
          5.00% due 04/15/2039.....................    153,251    167,740
          5.00% due 07/20/2039.....................  1,165,834  1,273,120
          5.00% due 08/15/2039.....................    303,679    333,220
          5.00% due 09/20/2039.....................  3,795,935  4,201,436
          5.00% due 10/15/2039.....................    768,411    844,868
          5.00% due 11/15/2039.....................    670,640    737,594
          5.00% due 12/15/2039.....................    569,900    628,201
          5.00% due 04/15/2040.....................    592,151    651,022
          5.00% due 05/15/2040.....................  1,161,592  1,278,323
          5.00% due 07/20/2045.....................    527,169    566,382
          5.50% due 06/15/2033.....................    761,866    857,351
          5.50% due 07/15/2033.....................    120,260    135,614
          5.50% due 10/15/2033.....................    182,654    205,631

        AIG U.S. Government Securities Fund@
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)

                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
         5.50% due 01/15/2034..................... $  534,588 $    601,576
         5.50% due 02/15/2034.....................    258,077      289,483
         5.50% due 04/20/2035.....................    526,153      589,663
         5.50% due 09/15/2035.....................    457,622      525,614
         5.50% due 10/15/2035.....................    350,850      394,945
         5.50% due 02/15/2038.....................    161,025      179,954
         5.50% due 04/15/2038.....................     94,367      105,136
         5.50% due 05/15/2038.....................    101,169      112,769
         5.50% due 09/15/2039.....................     82,566       92,161
         5.50% due 03/15/2040.....................    152,321      171,122
         5.50% due 08/15/2040.....................    122,948      136,979
         6.00% due 04/15/2028.....................    170,201      195,949
         6.00% due 08/15/2033.....................    279,483      323,175
         6.00% due 12/15/2033.....................    118,223      134,327
         6.00% due 07/15/2034.....................     56,716       64,237
         6.00% due 12/15/2034.....................     55,663       63,055
         6.00% due 09/20/2038.....................  1,229,108    1,393,985
         6.50% due 10/15/2031.....................     84,160       95,452
                                                              ------------
                                                                59,100,206
                                                              ------------
      Total U.S. Government Agencies
         (cost $139,535,525)......................             139,557,334
                                                              ------------
      U.S. GOVERNMENT TREASURIES -- 14.7%
      United States Treasury Bonds -- 9.4%
         2.50% due 02/15/2045.....................  1,000,000      898,555
         4.25% due 11/15/2040.....................  8,000,000    9,764,376
         4.75% due 02/15/2041.....................  4,000,000    5,236,720
                                                              ------------
                                                                15,899,651
                                                              ------------

                                                      Principal     Value
                Security Description                   Amount      (Note 2)
   United States Treasury Notes -- 5.3%
      2.00% due 02/15/2025.......................... $5,000,000  $  4,889,650
      2.00% due 08/15/2025..........................  3,000,000     2,921,250
      3.13% due 05/15/2019..........................  1,000,000     1,038,047
                                                                 ------------
                                                                    8,848,947
                                                                 ------------
   Total U.S. Government Treasuries
      (cost $21,272,194)............................               24,748,598
                                                                 ------------
   Total Long-Term Investment Securities
      (cost $160,807,719)...........................              164,305,932
                                                                 ------------
   REPURCHASE AGREEMENTS -- 2.1%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.09%, dated 03/31/2017,
      to be repurchased 04/03/2017 in the amount
      $3,450,000 collateralized by $3,625,000 of
      United States Treasury Bonds, bearing
      interest at 2.88% due 08/15/2045 and
      having an approximate value of $3,522,706
      (cost $3,450,000).............................  3,450,000     3,450,000
                                                                 ------------
   TOTAL INVESTMENTS
      (cost $164,257,719)(3)........................       99.9%  167,755,932
   Other assets less liabilities....................        0.1       218,811
                                                     ----------  ------------
   NET ASSETS                                             100.0% $167,974,743
                                                     ==========  ============

--------
@    See Note 1
(1) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(2)  Collateralized Mortgage Obligation.
(3)  See Note 5 for cost of investments on a tax basis.
REMIC --Real Estate Mortgage Investment Conduit
FRS --Floating Rate Security

The rates shown on FRS are the current rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2017 (see Note 2):

                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
             -              --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
U.S. Government Agencies...          $--            $139,557,334             $--           $139,557,334
U.S. Government Treasuries.           --              24,748,598              --             24,748,598
Repurchase Agreements......           --               3,450,000              --              3,450,000
                                     ---            ------------             ---           ------------
Total Investments at Value.          $--            $167,755,932             $--           $167,755,932
                                     ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        AIG Strategic Bond Fund++
        PORTFOLIO PROFILE -- March 31, 2017 -- (unaudited)


Industry Allocation*

                  Sovereign.............................. 8.3%
                  Federal National Mtg. Assoc............ 7.8
                  Federal Home Loan Mtg. Corp............ 6.3
                  Diversified Banking Institutions....... 4.8
                  Oil Companies-Exploration & Production. 3.2
                  Banks-Commercial....................... 3.1
                  Pipelines.............................. 2.9
                  Cable/Satellite TV..................... 2.9
                  Government National Mtg. Assoc......... 2.8
                  Repurchase Agreements.................. 2.5
                  Diversified Financial Services......... 1.9
                  Cellular Telecom....................... 1.9
                  Electric-Integrated.................... 1.8
                  Telephone-Integrated................... 1.5
                  Oil Companies-Integrated............... 1.4
                  Real Estate Investment Trusts.......... 1.4
                  Auto-Cars/Light Trucks................. 1.4
                  Time Deposits.......................... 1.3
                  Medical-Hospitals...................... 1.3
                  Paper & Related Products............... 1.1
                  Satellite Telecom...................... 1.1
                  Computers.............................. 0.9
                  SupraNational Banks.................... 0.8
                  Gambling (Non-Hotel)................... 0.8
                  Computer Services...................... 0.8
                  Casino Hotels.......................... 0.8
                  Banks-Super Regional................... 0.8
                  Oil-Field Services..................... 0.7
                  Finance-Consumer Loans................. 0.7
                  Finance-Leasing Companies.............. 0.7
                  Finance-Auto Loans..................... 0.7
                  Chemicals-Diversified.................. 0.7
                  Printing-Commercial.................... 0.7
                  Diversified Manufacturing Operations... 0.6
                  Savings & Loans/Thrifts................ 0.6
                  Metal-Copper........................... 0.6
                  United States Treasury Bonds........... 0.6
                  Insurance-Multi-line................... 0.6
                  United States Treasury Notes........... 0.5
                  Oil Refining & Marketing............... 0.5
                  Enterprise Software/Service............ 0.5
                  Food-Retail............................ 0.5
                  Aerospace/Defense-Equipment............ 0.5
                  Metal-Diversified...................... 0.5
                  Brewery................................ 0.5
                  Metal Processors & Fabrication......... 0.5
                  Steel-Producers........................ 0.5
                  Building-Residential/Commercial........ 0.5
                  Rental Auto/Equipment.................. 0.5
                  Hazardous Waste Disposal............... 0.5
                  Computers-Memory Devices............... 0.4
                  Insurance-Mutual....................... 0.4
                  Energy-Alternate Sources............... 0.4
                  Real Estate Management/Services........ 0.4
                  Airlines............................... 0.4
                  Investment Management/Advisor Services. 0.4
                  Cruise Lines........................... 0.4
                  Medical-Drugs.......................... 0.4
                  Retail-Appliances...................... 0.4
                  Auto-Heavy Duty Trucks................. 0.4

                   Internet Content-Entertainment....... 0.4%
                   Containers-Metal/Glass............... 0.4
                   Financial Guarantee Insurance........ 0.4
                   Telecom Services..................... 0.4
                   Coal................................. 0.3
                   Finance-Credit Card.................. 0.3
                   Internet Connectivity Services....... 0.3
                   Banks-Money Center................... 0.3
                   Metal-Iron........................... 0.3
                   Insurance-Life/Health................ 0.3
                   Marine Services...................... 0.3
                   Computers-Integrated Systems......... 0.3
                   Food-Dairy Products.................. 0.3
                   Security Services.................... 0.3
                   Building & Construction-Misc......... 0.3
                   Finance-Mortgage Loan/Banker......... 0.3
                   Medical-HMO.......................... 0.3
                   Independent Power Producers.......... 0.3
                   Medical-Biomedical/Gene.............. 0.3
                   Broadcast Services/Program........... 0.3
                   Finance-Investment Banker/Broker..... 0.3
                   Containers-Paper/Plastic............. 0.3
                   Building Products-Wood............... 0.3
                   Food-Wholesale/Distribution.......... 0.3
                   Electric-Generation.................. 0.3
                   Semiconductor Equipment.............. 0.3
                   Finance-Other Services............... 0.2
                   Batteries/Battery Systems............ 0.2
                   Sovereign Agency..................... 0.2
                   Airport Development/Maintenance...... 0.2
                   Multimedia........................... 0.2
                   Banks-Fiduciary...................... 0.2
                   Telecommunication Equipment.......... 0.2
                   Firearms & Ammunition................ 0.2
                   Applications Software................ 0.2
                   Office Automation & Equipment........ 0.2
                   Machinery-Construction & Mining...... 0.2
                   Real Estate Operations & Development. 0.2
                   Food-Flour & Grain................... 0.2
                   Wire & Cable Products................ 0.2
                   Hotels/Motels........................ 0.2
                   Home Furnishings..................... 0.2
                   Television........................... 0.2
                   Retail-Restaurants................... 0.2
                   Soap & Cleaning Preparation.......... 0.2
                   Agricultural Chemicals............... 0.2
                   E-Commerce/Services.................. 0.2
                   Chemicals-Specialty.................. 0.2
                   Retail-Drug Store.................... 0.2
                   Travel Services...................... 0.2
                   Building Products-Air & Heating...... 0.2
                   Oil Field Machinery & Equipment...... 0.2
                   Networking Products.................. 0.2
                   Building Products-Cement............. 0.2
                   Transport-Rail....................... 0.2
                   Machinery-General Industrial......... 0.1
                   Food-Meat Products................... 0.1
                   Oil & Gas Drilling................... 0.1
                   Radio................................ 0.1
                   Chemicals-Plastics................... 0.1

        AIG Strategic Bond Fund++
        PORTFOLIO PROFILE -- March 31, 2017 -- (unaudited) (continued)


Industry Allocation* (continued)

              Tools-Hand Held..............................   0.1%
              Building & Construction Products-Misc........   0.1
              Beverages-Non-alcoholic......................   0.1
              Semiconductor Components-Integrated Circuits.   0.1
              Industrial Gases.............................   0.1
              Medical Labs & Testing Services..............   0.1
              Gas-Distribution.............................   0.1
              Food-Misc./Diversified.......................   0.1
              Petrochemicals...............................   0.1
              Electric-Distribution........................   0.1
              Insurance-Reinsurance........................   0.1
              Advertising Agencies.........................   0.1
              Cosmetics & Toiletries.......................   0.1
              Beverages-Wine/Spirits.......................   0.1
              Retail-Discount..............................   0.1
              Banks-Special Purpose........................   0.1
              Transport-Marine.............................   0.1
              E-Commerce/Products..........................   0.1
              Aerospace/Defense............................   0.1
              Medical-Generic Drugs........................   0.1
              Building Societies...........................   0.1
              Pharmacy Services............................   0.1
              Finance-Commercial...........................   0.1
              Data Processing/Management...................   0.1
              Tennessee Valley Authority...................   0.1
              Transport-Equipment & Leasing................   0.1
              Gas-Transportation...........................   0.1
              Retail-Major Department Stores...............   0.1
              Power Converter/Supply Equipment.............   0.1
                                                            -----
                                                            100.2%
                                                            =====

Credit Quality+#

                               Aaa........  21.9%
                               Aa.........   3.1
                               A..........   9.2
                               Baa........  15.6
                               Ba.........  13.6
                               B..........  23.1
                               Caa........   7.5
                               Not Rated@.   6.0
                                           -----
                                           100.0%
                                           =====

--------
++ See Note 1
*  Calculated as a percentage of net assets.
+  Source: Moodys
# Calculated as a percentage of total debt issues, excluding short-term securities.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017



                                                         Principal  Value
                   Security Description                  Amount**  (Note 2)
    ASSET BACKED SECURITIES -- 1.7%
    Diversified Financial Services -- 1.7%
      American Express Credit Account Master Trust FRS
       Series 2014-1, Class A
       1.28% due 12/15/2021............................. $ 49,000  $ 49,244
      AmeriCredit Automobile Receivables Trust
       Series 2016-4, Class A3
       1.53% due 07/08/2021.............................  228,000   226,837
      Capital One Multi-Asset Execution Trust
       Series 2016-A4, Class A4
       1.33% due 06/15/2022.............................  145,000   143,458
      Carmax Auto Owner Trust
       Series 2016-3, Class A4
       1.60% due 01/18/2022.............................  150,000   148,085
      Chase Issuance Trust
       Series 2016-A2, Class A
       1.37% due 06/15/2021.............................  200,000   198,668
      Chase Mtg. Trust VRS
       Series 2016-2, Class M2
       3.75% due 12/25/2045*(1).........................  419,790   419,368
      Citibank Credit Card Issuance Trust
       Series 2014-A6, Class A6
       2.15% due 07/15/2021.............................  226,000   227,970
      Citibank Credit Card Issuance Trust
       Series 2014-A1, Class A1
       2.88% due 01/23/2023.............................   78,000    80,142
      Citigroup Commercial Mtg. Trust
       Series 2016-SMPL, Class A
       2.23% due 09/10/2031*(2).........................  163,000   159,993
      COMM Mtg. Trust
       Series 2015-CR24, Class A2
       3.02% due 08/10/2048(2)..........................   65,325    66,673
      COMM Mtg. Trust
       Series 2016-787S, Class A
       3.55% due 02/10/2036*(2).........................  329,000   335,598
      COMM Mtg. Trust VRS
       Series 2016-787S, Class B
       3.83% due 02/10/2036*(2).........................  132,000   136,801
      Core Industrial Trust
       Series 2015-CALW, Class A
       3.04% due 02/10/2034*(2).........................  685,000   699,420
      CSAIL 2016-C7 Commercial Mortgage Trust
       Series 2016-C7, Class A5
       3.50% due 11/15/2049(2)..........................  100,000   100,919
      Discover Card Execution Note Trust
       Series 2015-A4, Class A4
       2.19% due 04/17/2023.............................  117,000   117,485
      Ford Credit Auto Owner Trust
       Series 2014-C, Class B
       1.97% due 04/15/2020.............................   81,000    81,235
      Ford Credit Auto Owner Trust
       Series 2015-2, Class A
       2.44% due 01/15/2027*............................   50,000    50,424
      GS Mtg. Securities Corp. II
       Series GC30, Class A2
       2.73% due 05/10/2050(2)..........................   73,125    74,166
      GS Mtg. Securities Trust
       Series 2015-GC28, Class A2
       2.90% due 02/10/2048(2)..........................  102,000   103,924

                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      Diversified Financial Services (continued)
        Honda Auto Receivables 2016-2 Owner Trust
         Series 2016-2, Class A4
         1.62% due 08/15/2022....................... $  104,000 $  103,540
        Hudson Yards 2016-10HY Mtg. Trust
         Series 2016-10HY, Class A
         2.84% due 08/10/2038*(2)...................  1,295,000  1,247,923
        JPMDB Commercial Mtg Securities Trust
         Series 2016-C2, Class A2
         2.66% due 06/15/2049(2)....................    990,000    998,669
        Morgan Stanley Capital Barclays Bank Trust
         Series 2016-MART, Class A
         2.20% due 09/13/2031*(2)...................    185,000    181,556
        Santander Drive Auto Receivables Trust
         Series 2014-5, Class C
         2.46% due 06/15/2020.......................     26,000     26,166
        Synchrony Credit Card Master Note Trust
         Series 2016-2, Class A
         2.21% due 05/15/2024.......................    100,000     99,592
        Taco Bell Funding LLC
         Series 2016-1A, Class A2I
         3.83% due 05/25/2046*......................     80,595     81,700
                                                                ----------
      Total Asset Backed Securities
         (cost $6,298,022)..........................             6,159,556
                                                                ----------
      U.S. CORPORATE BONDS & NOTES -- 45.2%
      Advertising Agencies -- 0.1%
        Interpublic Group of Cos., Inc.
         Senior Notes
         4.20% due 04/15/2024.......................    176,000    181,580
        Omnicom Group, Inc.
         Company Guar. Notes
         3.60% due 04/15/2026.......................    195,000    194,901
                                                                ----------
                                                                   376,481
                                                                ----------
      Aerospace/Defense-Equipment -- 0.5%
        Harris Corp.
         Senior Notes
         4.85% due 04/27/2035.......................    245,000    261,719
        Moog, Inc.
         Company Guar. Notes
         5.25% due 12/01/2022*......................    578,000    592,450
        Triumph Group, Inc.
         Company Guar. Notes
         4.88% due 04/01/2021.......................    240,000    231,600
        Triumph Group, Inc.
         Company Guar. Notes
         5.25% due 06/01/2022.......................    763,000    732,480
                                                                ----------
                                                                 1,818,249
                                                                ----------
      Agricultural Chemicals -- 0.2%
        CF Industries, Inc.
         Senior Sec. Notes
         3.40% due 12/01/2021*......................     61,000     60,926
        CF Industries, Inc.
         Senior Sec. Notes
         4.50% due 12/01/2026*......................    230,000    233,611
        Mosaic Co.
         Senior Notes
         4.88% due 11/15/2041.......................    172,000    159,523

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                 Principal     Value
                Security Description             Amount**     (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Agricultural Chemicals (continued)
          Mosaic Co.
           Senior Notes
           5.45% due 11/15/2033................   $  116,000 $  121,685
                                                             ----------
                                                                575,745
                                                             ----------
        Airlines -- 0.4%
          Atlas Air, Inc.
           Pass-Through Certs.
           Series 1999-1, Class B
           7.63% due 01/02/2018(3).............       29,568     29,674
          Atlas Air, Inc.
           Pass-Through Certs.
           Series 2000-1, Class B
           9.06% due 01/02/2018(3).............      142,013    143,717
          Delta Air Lines, Inc.
           Senior Notes
           2.88% due 03/13/2020................      200,000    201,619
          United Airlines Pass-Through Trust
           Pass-Through Certs.
           Series 2014-2, Class B
           4.63% due 03/03/2024................      643,220    657,692
          United Airlines Pass-Through Trust
           Pass-Through Certs.
           Series 2013-1, Class B
           5.38% due 02/15/2023................      424,251    442,282
                                                             ----------
                                                              1,474,984
                                                             ----------
        Appliances -- 0.0%
          Whirlpool Corp.
           Senior Notes
           4.50% due 06/01/2046................      137,000    136,416
                                                             ----------
        Applications Software -- 0.2%
          Microsoft Corp.
           Senior Notes
           4.10% due 02/06/2037................      228,000    235,308
          Nuance Communications, Inc.
           Company Guar. Notes
           5.63% due 12/15/2026*...............      515,000    526,587
                                                             ----------
                                                                761,895
                                                             ----------
        Auto-Cars/Light Trucks -- 1.1%
          American Honda Finance Corp.
           Senior Notes
           1.20% due 07/12/2019................      288,000    284,124
          American Honda Finance Corp.
           Senior Notes
           1.30% due 03/21/2022................ GBP  365,000    457,103
          American Honda Finance Corp.
           Senior Notes
           2.00% due 02/14/2020................      310,000    310,761
          BMW US Capital LLC Company
           Guar. Notes
           1.50% due 04/11/2019*...............      210,000    208,570
          Daimler Finance North America LLC
           Company Guar. Notes
           1.50% due 07/05/2019*...............      290,000    285,904
          Daimler Finance North America LLC
           Company Guar. Notes
           2.00% due 07/06/2021*...............       78,000     75,863

                                                Principal    Value
                 Security Description           Amount**    (Note 2)
          Auto-Cars/Light Trucks (continued)
            Daimler Finance North America LLC
             Company Guar. Notes
             2.30% due 01/06/2020*............. $  162,000 $  162,367
            Daimler Finance North America LLC
             Company Guar. Notes
             2.45% due 05/18/2020*.............    427,000    427,538
            Ford Motor Co.
             Senior Notes
             4.35% due 12/08/2026..............    113,000    115,229
            Ford Motor Co.
             Senior Notes
             5.29% due 12/08/2046..............    157,000    156,639
            Ford Motor Credit Co. LLC
             Senior Notes
             2.02% due 05/03/2019..............    129,000    128,382
            Ford Motor Credit Co. LLC
             Senior Notes
             3.10% due 05/04/2023..............    328,000    320,014
            Hyundai Capital America
             Senior Notes
             2.40% due 10/30/2018*.............    500,000    501,572
            Toyota Motor Credit Corp.
             Senior Notes
             1.70% due 01/09/2019..............    445,000    445,834
            Toyota Motor Credit Corp.
             Senior Notes
             2.00% due 10/24/2018..............    163,000    163,806
                                                           ----------
                                                            4,043,706
                                                           ----------
          Auto-Heavy Duty Trucks -- 0.4%
            JB Poindexter & Co., Inc.
             Senior Notes
             9.00% due 04/01/2022*.............  1,325,000  1,387,937
                                                           ----------
          Banks-Commercial -- 0.8%
            BankUnited, Inc.
             Senior Notes
             4.88% due 11/17/2025..............    485,000    487,616
            Discover Bank
             Senior Notes
             3.45% due 07/27/2026..............    250,000    239,984
            Fifth Third Bank
             Senior Notes
             1.63% due 09/27/2019..............    207,000    204,468
            First Horizon National Corp.
             Senior Notes
             3.50% due 12/15/2020..............    609,000    625,756
            First Tennessee Bank NA
             Senior Notes
             2.95% due 12/01/2019..............    445,000    450,208
            Regions Financial Corp.
             Senior Notes
             3.20% due 02/08/2021..............     16,000     16,271
            Regions Financial Corp.
             Sub. Notes
             7.38% due 12/10/2037..............    521,000    647,613
            Santander Holdings USA, Inc.
             Senior Notes
             3.70% due 03/28/2022*.............    277,000    277,956
                                                           ----------
                                                            2,949,872
                                                           ----------

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                 Principal     Value
                Security Description             Amount**     (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Banks-Fiduciary -- 0.2%
          Citizens Financial Group, Inc.
           Sub. Notes
           4.15% due 09/28/2022*...............   $  775,000 $  796,506
                                                             ----------
        Banks-Super Regional -- 0.6%
          Huntington National Bank
           Senior Notes
           2.38% due 03/10/2020................      254,000    254,892
          Wells Fargo & Co.
           Senior Notes
           1.50% due 09/12/2022................ EUR  400,000    445,391
          Wells Fargo & Co.
           Senior Notes
           3.00% due 10/23/2026................      606,000    580,216
          Wells Fargo & Co.
           Senior Notes
           3.07% due 01/24/2023................      365,000    367,220
          Wells Fargo & Co.
           Sub. Notes
           4.30% due 07/22/2027................      205,000    213,024
          Wells Fargo & Co.
           Sub. Notes
           4.40% due 06/14/2046................       35,000     33,897
          Wells Fargo & Co.
           Sub. Notes
           4.75% due 12/07/2046................      162,000    165,502
          Wells Fargo & Co.
           Sub. Notes
           4.90% due 11/17/2045................       46,000     47,961
                                                             ----------
                                                              2,108,103
                                                             ----------
        Batteries/Battery Systems -- 0.2%
          EnerSys
           Company Guar. Notes
           5.00% due 04/30/2023*...............      896,000    901,600
                                                             ----------
        Brewery -- 0.3%
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           1.90% due 02/01/2019................      155,000    155,225
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           2.65% due 02/01/2021................      291,000    293,188
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           3.65% due 02/01/2026................      136,000    137,523
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           4.70% due 02/01/2036................      304,000    321,620
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           4.90% due 02/01/2046................      170,000    183,723
                                                             ----------
                                                              1,091,279
                                                             ----------

                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
     Broadcast Services/Program -- 0.3%
       Clear Channel Worldwide Holdings, Inc.
        Company Guar. Notes
        Series A
        6.50% due 11/15/2022......................... $  939,000 $  953,085
                                                                 ----------
     Building & Construction Products-Misc. -- 0.1%
       Standard Industries, Inc.
        Senior Notes
        5.00% due 02/15/2027*........................    479,000    469,420
                                                                 ----------
     Building & Construction-Misc. -- 0.3%
       Weekley Homes LLC/Weekley Finance Corp.
        Senior Notes
        6.00% due 02/01/2023.........................  1,089,000  1,056,330
                                                                 ----------
     Building Products-Air & Heating -- 0.1%
       Lennox International, Inc.
        Company Guar. Notes
        3.00% due 11/15/2023.........................    239,000    234,893
                                                                 ----------
     Building Products-Cement -- 0.1%
       Vulcan Materials Co.
        Senior Notes
        3.90% due 04/01/2027.........................    307,000    308,710
                                                                 ----------
     Building Products-Wood -- 0.3%
       Boise Cascade Co.
        Company Guar. Notes
        5.63% due 09/01/2024*........................    580,000    588,700
       Masco Corp.
        Senior Notes
        4.45% due 04/01/2025.........................    333,000    347,565
                                                                 ----------
                                                                    936,265
                                                                 ----------
     Building-Residential/Commercial -- 0.2%
       Lennar Corp.
        Company Guar. Notes
        4.13% due 01/15/2022.........................    785,000    790,644
                                                                 ----------
     Cable/Satellite TV -- 1.1%
       Block Communications, Inc.
        Senior Notes
        6.88% due 02/15/2025*........................    703,000    745,180
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        3.58% due 07/23/2020.........................    168,000    172,811
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        4.91% due 07/23/2025.........................  1,030,000  1,088,368
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        5.38% due 05/01/2047*........................    129,000    129,589
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        6.38% due 10/23/2035.........................    233,000    264,863

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                     Principal     Value
                 Security Description                Amount**     (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Cable/Satellite TV (continued)
       Charter Communications Operating LLC/
        Charter Communications Operating Capital
        Senior Sec. Notes
        6.48% due 10/23/2045.......................   $   81,000 $   93,258
       CSC Holdings LLC
        Senior Notes
        5.25% due 06/01/2024.......................      715,000    712,319
       DISH DBS Corp.
        Company Guar. Notes
        7.75% due 07/01/2026.......................      618,000    718,425
                                                                 ----------
                                                                  3,924,813
                                                                 ----------
     Casino Hotels -- 0.8%
       Caesars Growth Properties Holdings LLC/
        Caesars Growth Properties Finance, Inc.
        Sec. Notes
        9.38% due 05/01/2022.......................      990,000  1,064,250
       Chester Downs & Marina LLC
        Senior Sec. Notes
        9.25% due 02/01/2020*......................    1,067,000  1,091,007
       Downstream Development Authority of the
        Quapaw Tribe of Oklahoma
        Senior Sec. Notes
        10.50% due 07/01/2019*.....................      290,000    282,750
       Golden Nugget Escrow, Inc.
        Senior Notes
        8.50% due 12/01/2021*......................      477,000    505,620
                                                                 ----------
                                                                  2,943,627
                                                                 ----------
     Cellular Telecom -- 1.7%
       Sprint Corp.
        Company Guar. Notes
        7.25% due 09/15/2021.......................    2,416,000  2,608,072
       Sprint Corp.
        Company Guar. Notes
        7.88% due 09/15/2023.......................    2,128,000  2,356,760
       T-Mobile USA, Inc.
        Company Guar. Notes
        6.54% due 04/28/2020.......................    1,077,000  1,098,540
                                                                 ----------
                                                                  6,063,372
                                                                 ----------
     Chemicals-Diversified -- 0.5%
       Eastman Chemical Co.
        Senior Notes
        1.50% due 05/26/2023....................... EUR  180,000    198,443
       Eastman Chemical Co.
        Senior Notes
        1.88% due 11/23/2026....................... EUR  310,000    340,111
       Eastman Chemical Co.
        Senior Notes
        4.65% due 10/15/2044.......................      153,000    153,983
       Hexion, Inc.
        Senior Sec. Notes
        6.63% due 04/15/2020.......................      845,000    777,400
       Westlake Chemical Corp.
        Company Guar. Notes
        3.60% due 08/15/2026*......................      176,000    172,359
                                                                 ----------
                                                                  1,642,296
                                                                 ----------

                                                     Principal    Value
                 Security Description                Amount**    (Note 2)
     Chemicals-Plastics -- 0.1%
       A. Schulman, Inc.
        Company Guar. Notes
        6.88% due 06/01/2023........................ $  464,000 $  481,400
                                                                ----------
     Chemicals-Specialty -- 0.2%
       HB Fuller Co.
        Senior Notes
        4.00% due 02/15/2027........................    101,000    101,528
       Kraton Polymers LLC/Kraton Polymers Capital
        Corp. Company
        Guar. Notes
        7.00% due 04/15/2025*.......................    322,000    326,427
       Lubrizol Corp.
        Company Guar. Notes
        6.50% due 10/01/2034........................    176,000    226,362
                                                                ----------
                                                                   654,317
                                                                ----------
     Coal -- 0.3%
       SunCoke Energy Partners LP/SunCoke Energy
        Partners Finance Corp.
        Company Guar. Notes
        7.38% due 02/01/2020........................  1,256,000  1,268,560
                                                                ----------
     Coatings/Paint -- 0.0%
       RPM International, Inc.
        Senior Notes
        3.75% due 03/15/2027........................     89,000     88,955
                                                                ----------
     Commercial Services-Finance -- 0.0%
       Automatic Data Processing, Inc.
        Senior Notes
        2.25% due 09/15/2020........................    124,000    125,424
                                                                ----------
     Computer Services -- 0.8%
       Harland Clarke Holdings Corp.
        Senior Notes
        8.38% due 08/15/2022*.......................    705,000    722,625
       Harland Clarke Holdings Corp.
        Senior Notes
        9.25% due 03/01/2021*.......................  1,150,000  1,119,813
       Hewlett Packard Enterprise Co.
        Senior Notes
        6.20% due 10/15/2035........................    428,000    448,719
       Leidos Holdings, Inc.
        Company Guar. Notes
        4.45% due 12/01/2020........................    679,000    706,160
                                                                ----------
                                                                 2,997,317
                                                                ----------
     Computers -- 0.9%
       Apple, Inc.
        Senior Notes
        2.85% due 05/06/2021........................    253,000    259,007
       Apple, Inc.
        Senior Notes
        2.85% due 02/23/2023........................    239,000    241,262
       Diamond 1 Finance Corp./Diamond 2
        Finance Corp.
        Senior Sec. Notes
        6.02% due 06/15/2026*.......................  2,084,000  2,271,937

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                       Principal   Value
                  Security Description                 Amount**   (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Computers (continued)
       Diamond 1 Finance Corp./Diamond 2
        Finance Corp.
        Senior Sec. Notes
        8.10% due 07/15/2036*......................... $266,000  $  334,058
       Diamond 1 Finance Corp./Diamond 2
        Finance Corp.
        Senior Sec. Notes
        8.35% due 07/15/2046*.........................  178,000     229,886
                                                                 ----------
                                                                  3,336,150
                                                                 ----------
     Computers-Integrated Systems -- 0.3%
       Diebold, Inc.
        Company Guar. Notes
        8.50% due 04/15/2024..........................  982,000   1,085,110
                                                                 ----------
     Computers-Memory Devices -- 0.2%
       Western Digital Corp.
        Company Guar. Notes
        10.50% due 04/01/2024.........................  622,000     733,182
                                                                 ----------
     Containers-Metal/Glass -- 0.4%
       Crown Cork & Seal Co., Inc.
        Company Guar. Notes
        7.38% due 12/15/2026..........................  667,000     765,382
       Owens-Brockway Glass Container, Inc.
        Company Guar. Notes
        5.38% due 01/15/2025*.........................  565,000     573,475
                                                                 ----------
                                                                  1,338,857
                                                                 ----------
     Containers-Paper/Plastic -- 0.3%
       Amcor Finance USA, Inc.
        Company Guar. Notes
        3.63% due 04/28/2026*.........................  268,000     265,459
       Brambles USA, Inc.
        Company Guar. Notes
        4.13% due 10/23/2025*.........................  101,000     103,495
       Multi-Color Corp.
        Company Guar. Notes
        6.13% due 12/01/2022*.........................  546,000     569,205
                                                                 ----------
                                                                    938,159
                                                                 ----------
     Cosmetics & Toiletries -- 0.1%
       Estee Lauder Cos., Inc.
        Senior Bonds
        4.15% due 03/15/2047..........................   96,000      96,219
       Procter & Gamble Co.
        Senior Notes
        1.70% due 11/03/2021..........................  283,000     277,693
                                                                 ----------
                                                                    373,912
                                                                 ----------
     Data Processing/Management -- 0.1%
       Fidelity National Information Services, Inc.
        Senior Notes
        4.50% due 08/15/2046..........................  110,000     106,162
       Fidelity National Information Services, Inc.
        Senior Notes
        5.00% due 10/15/2025..........................  124,000     134,865
                                                                 ----------
                                                                    241,027
                                                                 ----------

                                                Principal    Value
                 Security Description           Amount**    (Note 2)
           Diagnostic Equipment -- 0.0%
             Thermo Fisher Scientific, Inc.
              Senior Notes
              1.45% due 03/16/2027............ EUR  140,000 $149,235
                                                            --------
           Distribution/Wholesale -- 0.0%
             WW Grainger, Inc.
              Senior Notes
              3.75% due 05/15/2046............      108,000  102,525
                                                            --------
           Diversified Banking Institutions -- 2.7%
             Bank of America Corp.
              Senior Notes
              2.50% due 07/27/2020............ EUR  450,000  514,344
             Bank of America Corp.
              Sub. Notes
              3.95% due 04/21/2025............      143,000  142,380
             Bank of America Corp.
              Sub. Notes
              4.18% due 11/25/2027............      896,000  899,256
             Bank of America Corp.
              Sub. Notes
              4.25% due 10/22/2026............      108,000  109,665
             Bank of America Corp.
              Sub. Notes
              5.50% due 11/22/2021............ GBP  300,000  434,578
             Citigroup, Inc.
              Sub. Notes
              3.88% due 03/26/2025............        6,000    5,961
             Citigroup, Inc.
              Sub. Notes
              4.40% due 06/10/2025............      518,000  527,799
             Citigroup, Inc.
              Sub. Notes
              4.45% due 09/29/2027............      713,000  721,587
             Citigroup, Inc.
              Sub. Notes
              6.00% due 10/31/2033............      142,000  162,851
             Goldman Sachs Group, Inc.
              Senior Notes
              2.13% due 09/30/2024............ EUR  400,000  452,621
             Goldman Sachs Group, Inc.
              Senior Notes
              2.63% due 08/19/2020............ EUR  275,000  315,722
             Goldman Sachs Group, Inc. FRS
              Senior Notes
              2.79% due 10/28/2027............      194,000  199,664
             Goldman Sachs Group, Inc.
              Senior Notes
              3.50% due 11/16/2026............      210,000  205,300
             Goldman Sachs Group, Inc.
              Senior Notes
              3.63% due 01/22/2023............      129,000  132,243
             Goldman Sachs Group, Inc.
              Senior Notes
              4.75% due 10/21/2045............       90,000   94,819
             Goldman Sachs Group, Inc.
              Sub. Notes
              5.15% due 05/22/2045............       30,000   31,522

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                   Principal     Value
                Security Description               Amount**     (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Diversified Banking Institutions (continued)
        Goldman Sachs Group, Inc.
         Senior Notes
         6.13% due 02/15/2033....................   $  447,000 $  539,664
        Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/2037....................      226,000    278,870
        JPMorgan Chase & Co.
         Senior Notes
         2.70% due 05/18/2023....................       37,000     36,261
        JPMorgan Chase & Co.
         Senior Notes
         2.75% due 06/23/2020....................      312,000    316,069
        JPMorgan Chase & Co.
         Sub. Notes
         3.63% due 12/01/2027....................      273,000    264,857
        JPMorgan Chase & Co. FRS
         Senior Notes
         4.26% due 02/22/2048....................      210,000    209,391
        Morgan Stanley
         Senior Notes
         1.75% due 03/11/2024.................... EUR  350,000    388,085
        Morgan Stanley
         Senior Notes
         2.13% due 04/25/2018....................      283,000    284,081
        Morgan Stanley
         Senior Notes
         2.38% due 03/31/2021.................... EUR  350,000    401,383
        Morgan Stanley
         Senior Notes
         2.63% due 03/09/2027.................... GBP  400,000    500,670
        Morgan Stanley
         Senior Notes
         2.80% due 06/16/2020....................      151,000    152,832
        Morgan Stanley
         Sub. Notes
         4.10% due 05/22/2023....................      548,000    565,969
        Morgan Stanley
         Senior Notes
         4.38% due 01/22/2047....................      138,000    138,100
        Morgan Stanley
         Sub. Notes
         5.00% due 11/24/2025....................      568,000    609,908
                                                               ----------
                                                                9,636,452
                                                               ----------
      Diversified Financial Services -- 0.1%
        USAA Capital Corp.
         Senior Notes
         2.13% due 06/03/2019*...................      270,000    271,304
                                                               ----------
      Diversified Manufacturing Operations -- 0.5%
        General Electric Co.
         Senior Notes
         2.70% due 10/09/2022....................      307,000    309,299
        Illinois Tool Works, Inc.
         Senior Notes
         2.65% due 11/15/2026....................      216,000    207,960
        Ingersoll-Rand Global Holding Co., Ltd.
         Company Guar. Notes
         5.75% due 06/15/2043....................      403,000    478,241

                                                     Principal    Value
                 Security Description                Amount**    (Note 2)
     Diversified Manufacturing Operations (continued)
       Parker-Hannifin Corp.
        Senior Notes
        3.25% due 03/01/2027*....................... $  128,000 $  127,200
       Parker-Hannifin Corp.
        Senior Notes
        4.10% due 03/01/2047*.......................    101,000    101,606
       Textron, Inc.
        Senior Notes
        3.65% due 03/15/2027........................    158,000    156,910
       Textron, Inc.
        Senior Notes
        4.00% due 03/15/2026........................    208,000    211,880
       Trinity Industries, Inc.
        Company Guar. Notes
        4.55% due 10/01/2024........................    243,000    242,707
                                                                ----------
                                                                 1,835,803
                                                                ----------
     Electric-Integrated -- 1.5%
       AES Corp.
        Senior Notes
        5.50% due 03/15/2024........................    566,000    574,490
       Consolidated Edison Co. of New York, Inc.
        Senior Notes
        4.30% due 12/01/2056........................    112,000    112,458
       Dominion Resources, Inc.
        Junior Sub. Notes
        2.96% due 07/01/2019........................     88,000     89,250
       Dominion Resources, Inc.
        Senior Notes
        5.25% due 08/01/2033........................    536,000    583,950
       Duke Energy Corp.
        Senior Notes
        3.75% due 09/01/2046........................    158,000    141,847
       Duke Energy Progress LLC
        1st Mtg. Notes
        2.80% due 05/15/2022........................    207,000    209,678
       Exelon Corp.
        Junior Sub. Notes
        3.50% due 06/01/2022........................    257,000    259,373
       Exelon Generation Co. LLC
        Senior Notes
        2.95% due 01/15/2020........................    219,000    222,010
       FirstEnergy Corp.
        Senior Notes
        7.38% due 11/15/2031........................    374,000    487,451
       Great Plains Energy, Inc.
        Senior Notes
        4.85% due 04/01/2047........................    215,000    220,411
       Massachusetts Electric Co.
        Notes
        4.00% due 08/15/2046*.......................    456,000    443,785
       Mirant Mid Atlantic LLC Pass Through Trust
        Pass-Through Certs. Class B
        9.13% due 06/30/2017........................    126,600    116,472
       Mirant Mid Atlantic LLC Pass Through Trust
        Pass-Through Certs. Class C
        10.06% due 12/30/2028.......................  1,051,264    951,394

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                  Principal   Value
                  Security Description            Amount**   (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Electric-Integrated (continued)
           Pacific Gas & Electric Co.
            Senior Notes
            4.00% due 12/01/2046................. $221,000  $  217,075
           South Carolina Electric & Gas Co.
            1st Mtg. Bonds
            5.10% due 06/01/2065.................  148,000     153,170
           Southern California Edison Co.
            1st Mtg. Bonds
            1.13% due 05/01/2017.................  446,000     445,959
           Southern Power Co.
            Senior Notes
            4.95% due 12/15/2046.................    7,000       6,921
           Trans-Allegheny Interstate Line Co.
            Senior Notes
            3.85% due 06/01/2025*................  105,000     107,552
                                                            ----------
                                                             5,343,246
                                                            ----------
         Electric-Transmission -- 0.0%
           AEP Transmission Co. LLC
            Senior Notes
            4.00% due 12/01/2046*................   64,000      63,709
                                                            ----------
         Electronic Components-Misc. -- 0.0%
           Corning, Inc.
            Senior Notes
            1.50% due 05/08/2018.................  163,000     162,752
                                                            ----------
         Electronic Measurement Instruments -- 0.0%
           Keysight Technologies, Inc.
            Senior Notes
            4.60% due 04/06/2027.................  140,000     141,015
                                                            ----------
         Energy-Alternate Sources -- 0.4%
           Pattern Energy Group, Inc.
            Company Guar. Notes
            5.88% due 02/01/2024*................  835,000     845,437
           TerraForm Power Operating LLC
            Company Guar. Notes
            6.38% due 02/01/2023*................  650,000     675,188
                                                            ----------
                                                             1,520,625
                                                            ----------
         Enterprise Software/Service -- 0.5%
           CA, Inc.
            Senior Notes
            3.60% due 08/15/2022.................  185,000     187,720
           Donnelley Financial Solutions, Inc.
            Senior Notes
            8.25% due 10/15/2024*................  826,000     852,845
           Oracle Corp.
            Senior Notes
            1.90% due 09/15/2021.................  289,000     283,977
           Oracle Corp.
            Senior Notes
            3.85% due 07/15/2036.................  497,000     485,609
           Oracle Corp.
            Senior Notes
            3.90% due 05/15/2035.................   67,000      66,163
                                                            ----------
                                                             1,876,314
                                                            ----------

                                                     Principal    Value
                 Security Description                Amount**    (Note 2)
     Finance-Auto Loans -- 0.7%
       Ally Financial, Inc.
        Sub. Notes
        5.75% due 11/20/2025........................ $1,631,000 $1,669,736
       Credit Acceptance Corp.
        Company Guar. Notes
        7.38% due 03/15/2023........................    810,000    814,050
                                                                ----------
                                                                 2,483,786
                                                                ----------
     Finance-Commercial -- 0.1%
       Jefferies Finance LLC/JFIN Co-Issuer Corp.
        Senior Notes
        6.88% due 04/15/2022*.......................    259,000    247,345
                                                                ----------
     Finance-Consumer Loans -- 0.7%
       Enova International, Inc.
        Company Guar. Notes
        9.75% due 06/01/2021........................  1,126,000  1,142,890
       Navient Corp.
        Senior Notes
        5.63% due 08/01/2033........................    611,000    475,052
       OneMain Financial Holdings LLC
        Company Guar. Notes
        6.75% due 12/15/2019*.......................    916,000    957,220
                                                                ----------
                                                                 2,575,162
                                                                ----------
     Finance-Credit Card -- 0.3%
       Alliance Data Systems Corp.
        Company Guar. Notes
        5.88% due 11/01/2021*.......................    750,000    776,250
       American Express Credit Corp.
        Senior Notes
        1.70% due 10/30/2019........................    191,000    189,837
       American Express Credit Corp.
        Senior Notes
        2.25% due 05/05/2021........................    296,000    293,351
                                                                ----------
                                                                 1,259,438
                                                                ----------
     Finance-Investment Banker/Broker -- 0.3%
       Lehman Brothers Holdings, Inc.
        Escrow Notes
        6.75% due 12/28/2017+(3)(7).................    280,000         28
       Lehman Brothers Holdings, Inc.
        Escrow Notes
        7.50% due 05/11/2038+(3)(7).................    361,000         36
       LPL Holdings, Inc.
        Company Guar. Notes
        5.75% due 09/15/2025*.......................    740,000    747,400
       TD Ameritrade Holding Corp.
        Senior Notes
        2.95% due 04/01/2022........................    200,000    202,469
                                                                ----------
                                                                   949,933
                                                                ----------
     Finance-Leasing Companies -- 0.1%
       International Lease Finance Corp.
        Senior Notes
        5.88% due 08/15/2022........................    191,000    212,751
                                                                ----------
     Finance-Mortgage Loan/Banker -- 0.3%
       Quicken Loans, Inc.
        Company Guar. Notes
        5.75% due 05/01/2025*.......................  1,050,000  1,031,625
                                                                ----------

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                         Principal    Value
                 Security Description                    Amount**    (Note 2)
 U.S. CORPORATE BONDS & NOTES (continued)
 Finance-Other Services -- 0.1%
   National Rural Utilities Cooperative Finance Corp.
    Senior Notes
    0.95% due 04/24/2017................................ $  137,000 $  136,987
   National Rural Utilities Cooperative Finance Corp.
    Collateral Trust Bonds
    2.00% due 01/27/2020................................    273,000    271,989
   National Rural Utilities Cooperative Finance Corp.
    Collateral Trust Bonds
    2.30% due 11/01/2020................................    118,000    118,173
                                                                    ----------
                                                                       527,149
                                                                    ----------
 Firearms & Ammunition -- 0.2%
   FGI Operating Co. LLC/FGI Finance, Inc.
    Sec. Notes
    7.88% due 05/01/2020................................  1,115,000    774,925
                                                                    ----------
 Food-Flour & Grain -- 0.2%
   Post Holdings, Inc.
    Company Guar. Notes
    5.50% due 03/01/2025*...............................    735,000    738,675
                                                                    ----------
 Food-Meat Products -- 0.0%
   Smithfield Foods, Inc.
    Company Guar. Notes
    4.25% due 02/01/2027*...............................     76,000     76,894
                                                                    ----------
 Food-Misc./Diversified -- 0.1%
   ConAgra Foods, Inc.
    Senior Notes
    3.20% due 01/25/2023................................    109,000    109,461
   Kraft Heinz Foods Co.
    Sec. Notes
    4.88% due 02/15/2025*...............................    286,000    305,729
                                                                    ----------
                                                                       415,190
                                                                    ----------
 Food-Retail -- 0.3%
   Albertsons Cos. LLC/Safeway, Inc.
    Senior Notes
    5.75% due 03/15/2025*...............................    350,000    339,500
   Albertsons Cos. LLC/Safeway, Inc.
    Senior Notes
    6.63% due 06/15/2024*...............................    721,000    737,222
                                                                    ----------
                                                                     1,076,722
                                                                    ----------
 Food-Wholesale/Distribution -- 0.3%
   C&S Group Enterprises LLC
    Senior Sec. Notes
    5.38% due 07/15/2022*...............................    941,000    929,237
                                                                    ----------
 Gambling (Non-Hotel) -- 0.8%
   Mohegan Tribal Gaming Authority
    Company Guar. Notes
    7.88% due 10/15/2024*...............................  1,520,000  1,540,900
   Scientific Games International, Inc.
    Company Guar. Notes
    10.00% due 12/01/2022...............................  1,405,000  1,498,081

                                                           Principal     Value
                 Security Description                      Amount**     (Note 2)
Gambling (Non-Hotel) (continued)
  Waterford Gaming LLC/Waterford Gaming Financial Corp.
   Escrow Notes
   8.63% due 09/15/2014*+(3)(7)..........................   $  478,062 $    6,454
                                                                       ----------
                                                                        3,045,435
                                                                       ----------
Gas-Distribution -- 0.1%
  Dominion Gas Holdings LLC
   Senior Notes
   4.80% due 11/01/2043..................................      179,000    188,134
                                                                       ----------
Hazardous Waste Disposal -- 0.2%
  Clean Harbors, Inc.
   Company Guar. Notes
   5.13% due 06/01/2021..................................      543,000    554,403
                                                                       ----------
Home Furnishings -- 0.2%
  Tempur Sealy International, Inc.
   Company Guar. Notes
   5.50% due 06/15/2026..................................      725,000    714,850
                                                                       ----------
Hotels/Motels -- 0.2%
  Hilton Grand Vacations Borrower LLC/Hilton
   Grand Vacations Borrower, Inc.
   Company Guar. Notes
   6.13% due 12/01/2024*.................................      685,000    719,250
                                                                       ----------
Independent Power Producers -- 0.3%
  Dynegy, Inc.
   Company Guar. Notes
   8.00% due 01/15/2025*.................................    1,025,000    981,437
                                                                       ----------
Industrial Gases -- 0.1%
  Airgas, Inc.
   Company Guar. Notes
   3.05% due 08/01/2020..................................       81,000     83,213
  Praxair, Inc.
   Senior Notes
   1.20% due 02/12/2024.................................. EUR  320,000    352,891
                                                                       ----------
                                                                          436,104
                                                                       ----------
Insurance Brokers -- 0.0%
  Marsh & McLennan Cos., Inc.
   Senior Notes
   4.35% due 01/30/2047..................................       44,000     44,562
                                                                       ----------
Insurance-Life/Health -- 0.2%
  Aflac, Inc.
   Senior Notes
   4.00% due 10/15/2046..................................      142,000    134,273
  Pacific LifeCorp
   Senior Notes
   6.00% due 02/10/2020*.................................      210,000    227,959
  Pricoa Global Funding I
   Senior Sec. Notes
   1.35% due 08/18/2017*.................................      344,000    343,501
  Unum Group
   Senior Notes
   5.75% due 08/15/2042..................................       90,000    100,629
                                                                       ----------
                                                                          806,362
                                                                       ----------

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                     Principal     Value
                 Security Description                Amount**     (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Insurance-Multi-line -- 0.2%
       Assurant, Inc.
        Senior Notes
        6.75% due 02/15/2034.......................   $  222,000 $  267,952
       MetLife, Inc.
        Senior Notes
        4.60% due 05/13/2046.......................      134,000    141,144
       Metropolitan Life Global Funding I
        Sec. Notes
        2.30% due 04/10/2019*......................      200,000    201,169
                                                                 ----------
                                                                    610,265
                                                                 ----------
     Insurance-Mutual -- 0.4%
       Massachusetts Mutual Life Insurance Co.
        Sub. Notes
        4.50% due 04/15/2065*......................      172,000    166,815
       Massachusetts Mutual Life Insurance Co.
        Sub. Notes
        4.90% due 04/01/2077*......................       44,000     44,197
       MassMutual Global Funding II
        Senior Sec. Notes
        2.35% due 04/09/2019*......................      872,000    880,758
       MassMutual Global Funding II
        Senior Sec. Notes
        2.50% due 10/17/2022*......................      145,000    142,265
       New York Life Global Funding
        Sec. Notes
        2.10% due 01/02/2019*......................      300,000    301,773
                                                                 ----------
                                                                  1,535,808
                                                                 ----------
     Insurance-Reinsurance -- 0.1%
       Berkshire Hathaway, Inc.
        Senior Notes
        0.63% due 01/17/2023....................... EUR  190,000    203,095
       Berkshire Hathaway, Inc.
        Senior Notes
        1.15% due 08/15/2018.......................      196,000    195,014
                                                                 ----------
                                                                    398,109
                                                                 ----------
     Internet Connectivity Services -- 0.3%
       Cogent Communications Group, Inc.
        Senior Sec. Notes
        5.38% due 03/01/2022*......................      480,000    492,600
       Zayo Group LLC/Zayo Capital, Inc.
        Company Guar. Notes
        6.38% due 05/15/2025.......................      685,000    739,368
                                                                 ----------
                                                                  1,231,968
                                                                 ----------
     Internet Content-Entertainment -- 0.4%
       Netflix, Inc.
        Senior Notes
        5.88% due 02/15/2025.......................    1,257,000  1,351,275
                                                                 ----------
     Investment Management/Advisor Services -- 0.3%
       Drawbridge Special Opportunities Fund LP/
        Drawbridge Special Opportunities Finance
        Senior Notes
        5.00% due 08/01/2021*......................    1,106,000  1,088,113
                                                                 ----------

                                                  Principal     Value
                Security Description              Amount**     (Note 2)
       Machinery-Construction & Mining -- 0.2%
         Terex Corp.
          Company Guar. Notes
          5.63% due 02/01/2025*.................   $  734,000 $  745,010
                                                              ----------
       Machinery-Farming -- 0.0%
         John Deere Capital Corp.
          Senior Notes
          2.65% due 01/06/2022..................      178,000    178,643
                                                              ----------
       Machinery-General Industrial -- 0.0%
         Roper Technologies, Inc.
          Senior Notes
          3.80% due 12/15/2026..................       73,000     73,320
                                                              ----------
       Marine Services -- 0.3%
         Great Lakes Dredge & Dock Corp.
          Company Guar. Notes
          7.38% due 02/01/2019..................    1,129,000  1,119,121
                                                              ----------
       Medical Labs & Testing Services -- 0.1%
         Laboratory Corp. of America Holdings
          Senior Notes
          3.20% due 02/01/2022..................       85,000     85,385
         Quest Diagnostics, Inc.
          Senior Notes
          3.45% due 06/01/2026..................      155,000    152,670
         Roche Holdings, Inc.
          Company Guar. Notes
          1.75% due 01/28/2022*.................      204,000    196,950
                                                              ----------
                                                                 435,005
                                                              ----------
       Medical-Biomedical/Gene -- 0.3%
         Amgen, Inc.
          Senior Notes
          1.25% due 02/25/2022.................. EUR  225,000    247,177
         Amgen, Inc.
          Senior Notes
          2.00% due 02/25/2026.................. EUR  100,000    113,528
         Amgen, Inc.
          Senior Notes
          4.40% due 05/01/2045..................      101,000     98,035
         Baxalta, Inc.
          Company Guar. Notes
          3.60% due 06/23/2022..................      214,000    218,757
         Celgene Corp.
          Senior Notes
          3.63% due 05/15/2024..................      203,000    205,480
         Gilead Sciences, Inc.
          Senior Notes
          4.00% due 09/01/2036..................       76,000     72,232
                                                              ----------
                                                                 955,209
                                                              ----------
       Medical-Drugs -- 0.2%
         Forest Laboratories LLC
          Company Guar. Notes
          4.88% due 02/15/2021*.................      346,000    372,274

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                         Principal    Value
                 Security Description                    Amount**    (Note 2)
 U.S. CORPORATE BONDS & NOTES (continued)
 Medical-Drugs (continued)
   Johnson & Johnson
    Senior Notes
    3.63% due 03/03/2037................................ $  320,000 $  317,336
                                                                    ----------
                                                                       689,610
                                                                    ----------
 Medical-HMO -- 0.3%
   Centene Corp.
    Senior Notes
    4.75% due 01/15/2025................................    540,000    543,040
   UnitedHealth Group, Inc.
    Senior Notes
    1.40% due 12/15/2017................................    281,000    281,002
   UnitedHealth Group, Inc.
    Senior Notes
    2.13% due 03/15/2021................................    205,000    203,469
                                                                    ----------
                                                                     1,027,511
                                                                    ----------
 Medical-Hospitals -- 1.3%
   CHS/Community Health Systems, Inc.
    Senior Sec. Notes
    6.25% due 03/31/2023................................    885,000    900,487
   HCA, Inc.
    Senior Sec. Notes
    5.25% due 06/15/2026................................    719,000    756,748
   HCA, Inc.
    Company Guar. Notes
    7.50% due 11/15/2095................................  1,128,000  1,101,210
   IASIS Healthcare LLC/IASIS Capital Corp.
    Company Guar. Notes
    8.38% due 05/15/2019................................  1,092,000  1,045,590
   Tenet Healthcare Corp.
    Senior Sec. Notes
    4.50% due 04/01/2021................................    870,000    870,000
                                                                    ----------
                                                                     4,674,035
                                                                    ----------
 Metal Processors & Fabrication -- 0.4%
   Grinding Media, Inc./MC Grinding Media Canada, Inc.
    Senior Sec. Notes
    7.38% due 12/15/2023*...............................    805,000    845,250
   Novelis Corp.
    Company Guar. Notes
    5.88% due 09/30/2026*...............................    300,000    306,375
   Novelis Corp.
    Company Guar. Notes
    6.25% due 08/15/2024*...............................    396,000    412,830
                                                                    ----------
                                                                     1,564,455
                                                                    ----------
 Metal-Diversified -- 0.1%
   Glencore Funding LLC
    Company Guar. Notes
    4.00% due 03/27/2027*...............................    277,000    273,467
                                                                    ----------
 Metal-Iron -- 0.2%
   Cliffs Natural Resources, Inc.
    Company Guar. Bonds
    5.75% due 03/01/2025*...............................    755,000    732,350
                                                                    ----------

                                                        Principal    Value
                  Security Description                  Amount**    (Note 2)
   Mining -- 0.0%
     Renco Metals, Inc.
      Escrow Notes
      11.50% due 07/01/2003+(3)(7)..................... $  500,000 $   70,000
                                                                   ----------
   Multimedia -- 0.1%
     Time Warner, Inc.
      Company Guar. Notes
      4.85% due 07/15/2045.............................    220,000    213,966
     Viacom, Inc.
      Senior Notes
      5.25% due 04/01/2044.............................     73,000     71,596
     Viacom, Inc.
      Senior Notes
      5.85% due 09/01/2043.............................    103,000    108,482
     Walt Disney Co.
      Senior Notes
      1.65% due 01/08/2019.............................    100,000    100,198
                                                                   ----------
                                                                      494,242
                                                                   ----------
   Networking Products -- 0.2%
     Cisco Systems, Inc.
      Senior Notes
      2.13% due 03/01/2019.............................    322,000    325,359
     Cisco Systems, Inc.
      Senior Notes
      2.20% due 02/28/2021.............................    228,000    228,099
                                                                   ----------
                                                                      553,458
                                                                   ----------
   Office Automation & Equipment -- 0.2%
     CDW LLC/CDW Finance Corp.
      Company Guar. Notes
      5.00% due 09/01/2025.............................    735,000    749,700
                                                                   ----------
   Oil Companies-Exploration & Production -- 2.3%
     Anadarko Petroleum Corp.
      Senior Notes
      6.45% due 09/15/2036.............................    494,000    583,063
     Carrizo Oil & Gas, Inc.
      Company Guar. Notes
      6.25% due 04/15/2023.............................    600,000    601,500
     Concho Resources, Inc.
      Company Guar. Notes
      4.38% due 01/15/2025.............................    217,000    218,356
     Denbury Resources, Inc.
      Company Guar. Notes
      5.50% due 05/01/2022.............................    484,000    377,520
     Denbury Resources, Inc.
      Sec. Notes
      9.00% due 05/15/2021*............................  1,255,000  1,324,025
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Senior Sec. Notes
      8.00% due 11/29/2024*............................    310,000    325,500
     Hess Corp.
      Senior Notes
      4.30% due 04/01/2027.............................    138,000    135,545

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                    Principal   Value
                  Security Description              Amount**   (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Oil Companies-Exploration & Production (continued)
         Hess Corp.
          Senior Notes
          5.60% due 02/15/2041..................... $253,000  $  253,390
         Hilcorp Energy I LP/Hilcorp Finance Co.
          Senior Notes
          5.00% due 12/01/2024*....................  685,000     642,187
         Hilcorp Energy I LP/Hilcorp Finance Co.
          Senior Notes
          5.75% due 10/01/2025*....................   43,000      41,495
         Marathon Oil Corp.
          Senior Notes
          5.20% due 06/01/2045.....................   79,000      77,873
         Newfield Exploration Co.
          Senior Notes
          5.38% due 01/01/2026.....................  559,000     583,820
         Noble Energy, Inc.
          Senior Notes
          3.90% due 11/15/2024.....................   84,000      85,143
         Noble Energy, Inc.
          Senior Notes
          5.05% due 11/15/2044.....................  122,000     124,755
         Rex Energy Corp.
          Sec. Notes
          8.00% due 10/01/2020(14).................  646,815     333,110
         RSP Permian, Inc.
          Company Guar. Notes
          5.25% due 01/15/2025*....................  600,000     604,500
         Sanchez Energy Corp.
          Company Guar. Notes
          6.13% due 01/15/2023.....................  481,000     446,128
         SM Energy Co.
          Senior Notes
          5.63% due 06/01/2025.....................  506,000     484,242
         SM Energy Co.
          Senior Notes
          6.50% due 01/01/2023.....................  116,000     117,740
         WPX Energy, Inc.
          Senior Notes
          7.50% due 08/01/2020.....................  750,000     795,000
                                                              ----------
                                                               8,154,892
                                                              ----------
       Oil Companies-Integrated -- 0.2%
         Chevron Corp.
          Senior Notes
          1.37% due 03/02/2018.....................  324,000     323,813
         Chevron Corp.
          Senior Notes
          1.96% due 03/03/2020.....................  178,000     177,869
         Chevron Corp.
          Senior Bonds
          1.99% due 03/03/2020.....................  162,000     162,205
         Exxon Mobil Corp.
          Senior Notes
          1.31% due 03/06/2018.....................  199,000     198,841
                                                              ----------
                                                                 862,728
                                                              ----------

                                                      Principal    Value
                 Security Description                 Amount**    (Note 2)
    Oil Field Machinery & Equipment -- 0.2%
      Forum Energy Technologies, Inc.
       Company Guar. Notes
       6.25% due 10/01/2021.......................... $  610,000 $  600,850
                                                                 ----------
    Oil Refining & Marketing -- 0.2%
      PBF Holding Co. LLC/PBF Finance Corp.
       Senior Sec. Notes
       7.00% due 11/15/2023..........................    880,000    882,200
                                                                 ----------
    Oil-Field Services -- 0.4%
      Bristow Group, Inc.
       Company Guar. Notes
       6.25% due 10/15/2022..........................  1,180,000    949,900
      SESI LLC
       Company Guar. Notes
       7.13% due 12/15/2021..........................    548,000    554,850
                                                                 ----------
                                                                  1,504,750
                                                                 ----------
    Paper & Related Products -- 0.7%
      Domtar Corp.
       Company Guar. Notes
       6.75% due 02/15/2044..........................    260,000    272,888
      Georgia-Pacific LLC
       Senior Notes
       3.60% due 03/01/2025*.........................    492,000    502,502
      Georgia-Pacific LLC
       Senior Notes
       3.73% due 07/15/2023*.........................    672,000    699,189
      Georgia-Pacific LLC
       Company Guar. Notes
       5.40% due 11/01/2020*.........................    275,000    302,167
      International Paper Co.
       Senior Notes
       4.40% due 08/15/2047..........................    101,000     95,344
      PH Glatfelter Co.
       Company Guar. Notes
       5.38% due 10/15/2020..........................    620,000    633,950
                                                                 ----------
                                                                  2,506,040
                                                                 ----------
    Pharmacy Services -- 0.1%
      Express Scripts Holding Co.
       Company Guar. Notes
       3.00% due 07/15/2023..........................    107,000    103,427
      Express Scripts Holding Co.
       Company Guar. Notes
       4.80% due 07/15/2046..........................    163,000    156,169
                                                                 ----------
                                                                    259,596
                                                                 ----------
    Pipelines -- 2.6%
      Antero Midstream Partners LP/Antero Midstream
       Finance Corp.
       Company Guar. Notes
       5.38% due 09/15/2024*.........................    507,000    514,605
      Cheniere Corpus Christi Holdings LLC
       Senior Sec. Notes
       7.00% due 06/30/2024*.........................  1,240,000  1,365,550

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                           Principal  Value
                   Security Description                    Amount**  (Note 2)
   U.S. CORPORATE BONDS & NOTES (continued)
   Pipelines (continued)
     Colorado Interstate Gas Co. LLC/Colorado Interstate
      Issuing Corp.
      Company Guar. Notes
      4.15% due 08/15/2026*............................... $ 89,000  $ 86,984
     Columbia Pipeline Group, Inc.
      Company Guar. Notes
      2.45% due 06/01/2018................................   59,000    59,281
     Energy Transfer Partners LP
      Senior Notes
      4.90% due 03/15/2035................................  115,000   110,053
     Energy Transfer Partners LP
      Senior Notes
      6.05% due 06/01/2041................................   29,000    30,019
     Energy Transfer Partners LP
      Senior Notes
      6.63% due 10/15/2036................................  366,000   406,758
     EnLink Midstream Partners LP
      Senior Notes
      4.85% due 07/15/2026................................  189,000   195,026
     EnLink Midstream Partners LP
      Senior Notes
      5.05% due 04/01/2045................................  186,000   175,152
     Enterprise Products Operating LLC
      Company Guar. Notes
      4.85% due 03/15/2044................................   77,000    77,877
     Genesis Energy LP/Genesis Energy Finance Corp.
      Company Guar. Notes
      5.63% due 06/15/2024................................  990,000   967,725
     Genesis Energy LP/Genesis Energy Finance Corp.
      Company Guar. Notes
      6.00% due 05/15/2023................................  532,000   534,660
     Holly Energy Partners LP/Holly Energy Finance Corp.
      Company Guar. Notes
      6.00% due 08/01/2024*...............................  672,000   703,920
     Kinder Morgan Energy Partners LP
      Company Guar. Notes
      4.70% due 11/01/2042................................  159,000   144,188
     Kinder Morgan Energy Partners LP
      Company Guar. Notes
      5.63% due 09/01/2041................................   92,000    92,083
     Kinder Morgan, Inc.
      Company Guar. Notes
      5.55% due 06/01/2045................................   88,000    89,914
     MPLX LP
      Senior Notes
      4.13% due 03/01/2027................................  140,000   139,393
     MPLX LP
      Senior Notes
      5.20% due 03/01/2047................................   76,000    76,476
     Phillips 66 Partners LP
      Senior Notes
      4.90% due 10/01/2046................................   87,000    82,833
     Plains All American Pipeline LP/PAA Finance Corp.
      Senior Notes
      3.60% due 11/01/2024................................   90,000    87,117

                                                         Principal    Value
                  Security Description                   Amount**    (Note 2)
  Pipelines (continued)
    Plains All American Pipeline LP/PAA Finance Corp.
     Senior Notes
     3.85% due 10/15/2023............................... $  108,000 $  108,296
    Rose Rock Midstream LP/Rose Rock Finance Corp.
     Company Guar. Notes
     5.63% due 07/15/2022...............................    756,000    747,026
    Summit Midstream Holdings LLC/Summit
     Midstream Finance Corp.
     Company Guar. Notes
     5.50% due 08/15/2022...............................    742,000    742,000
    Tallgrass Energy Partners LP/Tallgrass Energy
     Finance Corp.
     Company Guar. Notes
     5.50% due 09/15/2024*..............................    580,000    582,900
    Tesoro Logistics LP/Tesoro Logistics Finance Corp.
     Company Guar. Notes
     6.13% due 10/15/2021...............................  1,116,000  1,167,615
    Western Gas Partners LP
     Senior Notes
     4.65% due 07/01/2026...............................    202,000    208,043
                                                                    ----------
                                                                     9,495,494
                                                                    ----------
  Power Converter/Supply Equipment -- 0.1%
    Hubbell, Inc.
     Senior Notes
     3.35% due 03/01/2026...............................    183,000    181,923
                                                                    ----------
  Printing-Commercial -- 0.3%
    Quad/Graphics, Inc.
     Company Guar. Notes
     7.00% due 05/01/2022...............................    942,000    942,000
                                                                    ----------
  Radio -- 0.1%
    Sirius XM Radio, Inc.
     Company Guar. Notes
     5.38% due 07/15/2026*..............................    497,000    508,183
                                                                    ----------
  Real Estate Investment Trusts -- 1.3%
    American Tower Corp.
     Senior Notes
     3.13% due 01/15/2027...............................    221,000    206,857
    American Tower Corp.
     Senior Notes
     3.38% due 10/15/2026...............................    156,000    148,736
    CTR Partnership LP/CareTrust Capital Corp.
     Company Guar. Notes
     5.88% due 06/01/2021...............................    781,000    800,525
    CyrusOne LP/CyrusOne Finance Corp.
     Company Guar. Notes
     5.00% due 03/15/2024*..............................    547,000    562,043
    CyrusOne LP/CyrusOne Finance Corp.
     Company Guar. Notes
     5.38% due 03/15/2027*..............................    182,000    183,820
    ESH Hospitality, Inc.
     Company Guar. Notes
     5.25% due 05/01/2025*..............................    445,000    448,613

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                          Principal    Value
                  Security Description                    Amount**    (Note 2)
 U.S. CORPORATE BONDS & NOTES (continued)
 Real Estate Investment Trusts (continued)
   iStar, Inc.
    Senior Notes
    6.00% due 04/01/2022................................. $1,035,000 $1,050,525
   Simon Property Group LP
    Senior Notes
    4.25% due 11/30/2046.................................    132,000    127,719
   Starwood Property Trust, Inc.
    Senior Notes
    5.00% due 12/15/2021*................................  1,238,000  1,284,425
                                                                     ----------
                                                                      4,813,263
                                                                     ----------
 Real Estate Management/Services -- 0.4%
   Kennedy-Wilson, Inc.
    Company Guar. Notes
    5.88% due 04/01/2024.................................    905,000    927,625
   Realogy Group LLC/Realogy Co-Issuer Corp.
    Company Guar. Notes
    4.88% due 06/01/2023*................................    590,000    576,725
                                                                     ----------
                                                                      1,504,350
                                                                     ----------
 Real Estate Operations & Development -- 0.2%
   Howard Hughes Corp.
    Senior Notes
    5.38% due 03/15/2025*................................    750,000    742,500
                                                                     ----------
 Rental Auto/Equipment -- 0.5%
   Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
    Company Guar. Notes
    5.25% due 03/15/2025*................................    704,000    651,200
   ERAC USA Finance LLC
    Company Guar. Notes
    4.20% due 11/01/2046*................................    305,000    277,319
   Hertz Corp.
    Company Guar. Notes
    5.50% due 10/15/2024*................................    872,000    757,550
                                                                     ----------
                                                                      1,686,069
                                                                     ----------
 Retail-Appliances -- 0.4%
   Conn's, Inc.
    Company Guar. Notes
    7.25% due 07/15/2022.................................  1,668,000  1,405,290
                                                                     ----------
 Retail-Building Products -- 0.0%
   Home Depot, Inc.
    Senior Notes
    2.00% due 04/01/2021.................................     17,000     16,923
   Home Depot, Inc.
    Senior Notes
    3.50% due 09/15/2056.................................    104,000     90,792
                                                                     ----------
                                                                        107,715
                                                                     ----------
 Retail-Discount -- 0.1%
   Costco Wholesale Corp.
    Senior Notes
    2.25% due 02/15/2022.................................    344,000    342,903
                                                                     ----------

                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
         Retail-Drug Store -- 0.2%
           CVS Pass-Through Trust
            Pass-Through Certs.
            4.70% due 01/10/2036*................ $  183,191 $  190,372
           CVS Pass-Through Trust
            Pass-Through Certs.
            5.77% due 01/10/2033*................    148,009    165,988
           CVS Pass-Through Trust
            Pass-Through Certs.
            5.93% due 01/10/2034*................    236,460    270,083
                                                             ----------
                                                                626,443
                                                             ----------
         Retail-Restaurants -- 0.2%
           Brinker International, Inc.
            Company Guar. Notes
            5.00% due 10/01/2024*................    685,000    676,438
           McDonald's Corp.
            Senior Notes
            4.70% due 12/09/2035.................     33,000     34,579
                                                             ----------
                                                                711,017
                                                             ----------
         Rubber/Plastic Products -- 0.0%
           Venture Holdings Co. LLC
            Company Guar. Notes
            11.00% due 06/01/2007+(3)(7)(8)(9)...    100,000          0
                                                             ----------
         Satellite Telecom -- 0.2%
           Hughes Satellite Systems Corp.
            Company Guar. Notes
            7.63% due 06/15/2021.................    671,000    739,777
                                                             ----------
         Savings & Loans/Thrifts -- 0.6%
           First Niagara Financial Group, Inc.
            Senior Notes
            6.75% due 03/19/2020.................  1,195,000  1,338,829
           First Niagara Financial Group, Inc.
            Sub. Notes
            7.25% due 12/15/2021.................    714,000    840,739
                                                             ----------
                                                              2,179,568
                                                             ----------
         Semiconductor Equipment -- 0.1%
           Applied Materials, Inc.
            Senior Notes
            4.35% due 04/01/2047.................    193,000    195,389
                                                             ----------
         Soap & Cleaning Preparation -- 0.2%
           Kronos Acquisition Holdings, Inc.
            Company Guar. Notes
            9.00% due 08/15/2023*................    695,000    707,163
                                                             ----------
         Steel-Producers -- 0.2%
           AK Steel Corp.
            Senior Sec. Notes
            7.50% due 07/15/2023.................    710,000    770,350
                                                             ----------
         Telecom Services -- 0.2%
           Embarq Corp.
            Senior Notes
            8.00% due 06/01/2036.................    550,000    547,250
                                                             ----------
         Telecommunication Equipment -- 0.2%
           Plantronics, Inc.
            Company Guar. Notes
            5.50% due 05/31/2023*................    782,000    788,842
                                                             ----------

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                 Principal   Value
                  Security Description           Amount**   (Note 2)
           U.S. CORPORATE BONDS & NOTES (continued)
           Telephone-Integrated -- 1.0%
             AT&T, Inc.
              Senior Notes
              3.00% due 06/30/2022.............. $450,000  $  447,658
             AT&T, Inc.
              Senior Notes
              4.35% due 06/15/2045..............  300,000     264,054
             AT&T, Inc.
              Senior Notes
              4.50% due 05/15/2035..............  368,000     347,402
             AT&T, Inc.
              Senior Notes
              5.25% due 03/01/2037..............  151,000     153,937
             AT&T, Inc.
              Senior Notes
              5.80% due 02/15/2019..............  129,000     137,752
             Sprint Capital Corp.
              Company Guar. Notes
              8.75% due 03/15/2032..............  880,000   1,058,200
             Verizon Communications, Inc.
              Senior Notes
              3.00% due 11/01/2021..............  405,000     406,635
             Verizon Communications, Inc.
              Senior Notes
              4.40% due 11/01/2034..............  148,000     140,051
             Verizon Communications, Inc.
              Senior Notes
              4.67% due 03/15/2055..............  222,000     198,246
             Verizon Communications, Inc.
              Senior Notes
              5.25% due 03/16/2037..............  357,000     369,092
                                                           ----------
                                                            3,523,027
                                                           ----------
           Television -- 0.1%
             Belo Corp.
              Company Guar. Notes
              7.75% due 06/01/2027..............  231,000     250,058
                                                           ----------
           Transport-Equipment & Leasing -- 0.1%
             GATX Corp.
              Senior Notes
              3.25% due 09/15/2026..............   95,000      90,482
             GATX Corp.
              Senior Notes
              3.85% due 03/30/2027..............  144,000     142,853
                                                           ----------
                                                              233,335
                                                           ----------
           Transport-Rail -- 0.1%
             Burlington Northern Santa Fe LLC
              Senior Notes
              3.90% due 08/01/2046..............  102,000      97,902
             CSX Corp.
              Senior Notes
              4.25% due 11/01/2066..............  104,000      94,374
                                                           ----------
                                                              192,276
                                                           ----------
           Transport-Services -- 0.0%
             FedEx Corp.
              Company Guar. Notes
              4.40% due 01/15/2047..............  102,000      99,167
                                                           ----------

                                                     Principal      Value
               Security Description                  Amount**      (Note 2)
  Travel Services -- 0.2%
    Sabre GLBL, Inc.
     Senior Sec. Notes
     5.38% due 04/15/2023*.........................   $  610,000 $    623,725
                                                                 ------------
  Trucking/Leasing -- 0.0%
    Penske Truck Leasing Co. LP/PTL Finance Corp.
     Senior Notes
     3.38% due 02/01/2022*.........................      125,000      126,837
                                                                 ------------
  Wire & Cable Products -- 0.2%
    General Cable Corp.
     Company Guar. Notes
     5.75% due 10/01/2022..........................      740,000      722,373
                                                                 ------------
  Total U.S. Corporate Bonds & Notes
     (cost $160,670,958)...........................               163,388,964
                                                                 ------------
  FOREIGN CORPORATE BONDS & NOTES -- 19.2%
  Aerospace/Defense -- 0.1%
    BAE Systems PLC
     Senior Notes
     4.13% due 06/08/2022.......................... GBP  150,000      212,158
    Embraer Netherlands Finance BV
     Company Guar. Notes
     5.40% due 02/01/2027..........................       66,000       68,078
                                                                 ------------
                                                                      280,236
                                                                 ------------
  Agricultural Chemicals -- 0.0%
    Potash Corp. of Saskatchewan, Inc.
     Senior Notes
     4.00% due 12/15/2026..........................       96,000       98,281
                                                                 ------------
  Airport Development/Maintenance -- 0.2%
    Heathrow Funding, Ltd.
     Senior Sec. Notes
     1.88% due 05/23/2024.......................... EUR  600,000      682,380
    Heathrow Funding, Ltd.
     Senior Sec. Notes
     6.75% due 12/03/2028.......................... GBP  100,000      172,849
                                                                 ------------
                                                                      855,229
                                                                 ------------
  Auto-Cars/Light Trucks -- 0.3%
    FCE Bank PLC
     Senior Notes
     1.53% due 11/09/2020.......................... EUR  200,000      220,300
    FCE Bank PLC
     Senior Notes
     1.62% due 05/11/2023.......................... EUR  300,000      326,806
    RCI Banque SA
     Senior Notes
     2.25% due 03/29/2021.......................... EUR  350,000      395,156
                                                                 ------------
                                                                      942,262
                                                                 ------------
  Banks-Commercial -- 2.2%
    Australia & New Zealand Banking Group, Ltd.
     Senior Notes
     1.60% due 07/15/2019..........................      253,000      250,876

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                 Principal    Value
                 Security Description            Amount**    (Note 2)
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Banks-Commercial (continued)
            Banco de Credito del Peru/Panama
             Senior Notes
             5.38% due 09/16/2020..............   $  200,000 $216,750
            Banco Macro SA VRS
             Sub. Notes
             6.75% due 11/04/2026*.............      200,000  200,136
            Bank of China, Ltd.
             Sub. Notes
             5.00% due 11/13/2024..............      200,000  212,529
            Bank of Montreal
             Senior Notes
             2.10% due 12/12/2019..............      115,000  115,416
            Barclays Bank PLC
             Sub. Notes
             6.63% due 03/30/2022.............. EUR  350,000  462,861
            BPCE SA
             Senior Notes
             2.88% due 01/16/2024.............. EUR  200,000  241,582
            Credit Suisse AG
             Senior Notes
             3.00% due 10/29/2021..............      254,000  256,316
            Credit Suisse AG VRS
             Sub. Notes
             5.75% due 09/18/2025.............. EUR  300,000  358,445
            Danske Bank A/S VRS
             Sub. Notes
             3.88% due 10/04/2023.............. EUR  300,000  336,784
            Dexia Credit Local SA
             Government Guar. Notes
             2.25% due 02/18/2020*.............      355,000  354,311
            HBOS PLC
             Sub. Notes
             5.37% due 06/30/2021.............. EUR  600,000  755,301
            HSBC Bank PLC VRS
             Sub. Notes
             5.00% due 03/20/2023.............. GBP  400,000  517,692
            ICICI Bank, Ltd.
             Senior Notes
             5.75% due 11/16/2020..............      200,000  219,160
            ING Bank NV VRS
             Sub. Notes
             3.00% due 04/11/2028.............. EUR  300,000  337,540
            Intesa Sanpaolo SpA
             Senior Notes
             1.13% due 01/14/2020.............. EUR  400,000  433,224
            Mizuho Bank, Ltd.
             Company Guar. Notes
             2.15% due 10/20/2018*.............       15,000   15,024
            Mizuho Bank, Ltd.
             Company Guar. Notes
             2.45% due 04/16/2019*.............      275,000  276,393
            National Bank of Canada
             Bank Guar. Notes
             2.10% due 12/14/2018..............      269,000  269,988
            Santander Issuances SAU
             Company Guar. Notes
             3.25% due 04/04/2026.............. EUR  400,000  443,948

                                               Principal     Value
                Security Description           Amount**     (Note 2)
          Banks-Commercial (continued)
            Shinhan Bank
             Sub. Bonds
             3.88% due 03/24/2026*...........   $  200,000 $  200,405
            Standard Chartered PLC
             Sub. Notes
             3.13% due 11/19/2024............ EUR  450,000    509,949
            Sumitomo Mitsui Banking Corp.
             Company Guar. Notes
             1.97% due 01/11/2019............      476,000    476,122
            Toronto-Dominion Bank
             Senior Notes
             1.80% due 07/13/2021............      289,000    281,602
            Union National Bank PJSC
             Senior Notes
             2.75% due 10/05/2021............      200,000    195,632
            Westpac Banking Corp. VRS
             Sub. Notes
             4.32% due 11/23/2031............      133,000    134,398
                                                           ----------
                                                            8,072,384
                                                           ----------
          Banks-Money Center -- 0.3%
            ABN AMRO Bank NV
             Senior Notes
             2.50% due 11/29/2023............ EUR  200,000    239,619
            ABN AMRO Bank NV
             Sub. Notes
             7.13% due 07/06/2022............ EUR  360,000    491,775
            Lloyds Bank PLC
             Sub. Notes
             9.63% due 04/06/2023............ GBP  285,000    487,411
                                                           ----------
                                                            1,218,805
                                                           ----------
          Banks-Special Purpose -- 0.1%
            Nederlandse Waterschapsbank NV
             Senior Notes
             1.13% due 01/28/2019............ EUR  300,000    328,826
                                                           ----------
          Beverages-Non-alcoholic -- 0.1%
            Coca-Cola Femsa SAB de CV
             Company Guar. Notes
             2.38% due 11/26/2018............      442,000    444,549
                                                           ----------
          Beverages-Wine/Spirits -- 0.1%
            Diageo Capital PLC
             Company Guar. Notes
             5.75% due 10/23/2017............      346,000    354,072
                                                           ----------
          Brewery -- 0.2%
            Anheuser-Busch InBev SA/NV
             Company Guar. Notes
             2.75% due 03/17/2036............ EUR  500,000    569,310
            Heineken NV
             Senior Notes
             4.35% due 03/29/2047*...........      120,000    120,260
                                                           ----------
                                                              689,570
                                                           ----------

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                     Principal     Value
                 Security Description                Amount**     (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Building Products-Air & Heating -- 0.1%
       Johnson Controls International PLC
        Senior Notes
        1.00% due 09/15/2023....................... EUR  350,000 $  371,840
                                                                 ----------
     Building Products-Cement -- 0.1%
       St Marys Cement, Inc.
        Company Guar. Notes
        5.75% due 01/28/2027*......................      200,000    199,310
                                                                 ----------
     Building-Residential/Commercial -- 0.3%
       Mattamy Group Corp.
        Company Guar. Notes
        6.50% due 11/15/2020*......................      575,000    590,813
       Mattamy Group Corp.
        Senior Notes
        6.88% due 12/15/2023*......................      340,000    352,750
                                                                 ----------
                                                                    943,563
                                                                 ----------
     Cable/Satellite TV -- 1.8%
       Altice Financing SA
        Senior Sec. Notes
        7.50% due 05/15/2026*......................    1,380,000  1,466,250
       Altice Luxembourg SA
        Company Guar. Notes
        7.63% due 02/15/2025*......................    1,400,000  1,479,625
       Numericable-SFR SA
        Senior Sec. Notes
        7.38% due 05/01/2026*......................    2,134,000  2,198,020
       UPCB Finance IV, Ltd.
        Senior Sec. Notes
        5.38% due 01/15/2025*......................      497,000    500,106
       Ziggo Secured Finance BV
        Senior Sec. Notes
        5.50% due 01/15/2027*......................      800,000    799,920
                                                                 ----------
                                                                  6,443,921
                                                                 ----------
     Cellular Telecom -- 0.2%
       Empresa Nacional de Telecomunicaciones SA
        Senior Notes
        4.88% due 10/30/2024.......................      200,000    206,726
       GTH Finance BV
        Company Guar. Notes
        7.25% due 04/26/2023*......................      200,000    220,060
       VimpelCom Holdings BV
        Company Guar. Notes
        5.95% due 02/13/2023.......................      200,000    213,000
                                                                 ----------
                                                                    639,786
                                                                 ----------
     Chemicals-Diversified -- 0.2%
       Israel Chemicals, Ltd.
        Senior Notes
        4.50% due 12/02/2024*......................      200,000    199,500
       LYB International Finance II BV
        Company Guar. Notes
        3.50% due 03/02/2027.......................      199,000    195,291
       NOVA Chemicals Corp.
        Senior Notes
        5.00% due 05/01/2025*......................      420,000    427,350
                                                                 ----------
                                                                    822,141
                                                                 ----------

                                                  Principal     Value
                Security Description              Amount**     (Note 2)
       Computers-Memory Devices -- 0.2%
         Seagate HDD Cayman
          Company Guar. Notes
          4.25% due 03/01/2022*.................   $  188,000 $  186,195
         Seagate HDD Cayman
          Company Guar. Notes
          4.75% due 01/01/2025..................      750,000    734,531
                                                              ----------
                                                                 920,726
                                                              ----------
       Cruise Lines -- 0.4%
         NCL Corp., Ltd.
          Senior Notes
          4.75% due 12/15/2021*.................      655,000    664,825
         Silversea Cruise Finance, Ltd.
          Senior Sec. Notes
          7.25% due 02/01/2025*.................      730,000    766,500
                                                              ----------
                                                               1,431,325
                                                              ----------
       Diversified Banking Institutions -- 1.3%
         Barclays PLC
          Senior Notes
          4.95% due 01/10/2047..................      208,000    207,774
         BNP Paribas SA
          Senior Notes
          2.88% due 09/26/2023.................. EUR  400,000    482,053
         BNP Paribas SA
          Senior Notes
          3.80% due 01/10/2024*.................      302,000    300,528
         Credit Agricole SA
          Sub. Notes
          3.90% due 04/19/2021.................. EUR  350,000    421,486
         Credit Agricole SA
          Senior Notes
          4.13% due 01/10/2027*.................      262,000    259,914
         Credit Agricole SA
          Senior Notes
          5.50% due 12/17/2021.................. GBP  250,000    374,353
         Credit Suisse Group AG
          Senior Notes
          4.28% due 01/09/2028*.................      448,000    446,052
         HSBC Holdings PLC
          Senior Notes
          2.65% due 01/05/2022..................      228,000    225,096
         HSBC Holdings PLC FRS
          Senior Notes
          4.04% due 03/13/2028..................      201,000    203,175
         HSBC Holdings PLC
          Sub. Notes
          4.38% due 11/23/2026..................      204,000    205,584
         Lloyds Banking Group PLC
          Sub. Notes
          4.58% due 12/10/2025..................      336,000    341,266
         Mitsubishi UFJ Financial Group, Inc.
          Senior Notes
          2.95% due 03/01/2021..................      314,000    316,830
         Mizuho Financial Group, Inc.
          Senior Notes
          2.27% due 09/13/2021..................      208,000    203,265

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                     Principal     Value
                 Security Description                Amount**     (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Diversified Banking Institutions (continued)
       Royal Bank of Scotland Group PLC
        Senior Notes
        3.88% due 09/12/2023.......................   $  201,000 $  198,098
       UBS AG VRS
        Sub. Notes
        4.75% due 02/12/2026....................... EUR  600,000    702,513
                                                                 ----------
                                                                  4,887,987
                                                                 ----------
     Diversified Financial Services -- 0.1%
       GE Capital International Funding Co. ULC
        Company Guar. Notes
        4.42% due 11/15/2035.......................      513,000    541,704
                                                                 ----------
     Diversified Manufacturing Operations -- 0.1%
       Ingersoll-Rand Luxembourg Finance SA
        Company Guar. Notes
        4.65% due 11/01/2044.......................      137,000    142,067
       Siemens Financieringsmaatschappij NV
        Company Guar. Notes
        2.20% due 03/16/2020*......................      400,000    401,473
                                                                 ----------
                                                                    543,540
                                                                 ----------
     E-Commerce/Products -- 0.1%
       Alibaba Group Holding, Ltd.
        Senior Notes
        3.60% due 11/28/2024.......................      280,000    282,008
                                                                 ----------
     Electric-Distribution -- 0.1%
       State Grid Overseas Investment 2014, Ltd.
        Company Guar. Notes
        4.13% due 05/07/2024*......................      200,000    211,699
                                                                 ----------
     Electric-Generation -- 0.2%
       Comision Federal de Electricidad
        Senior Notes
        4.75% due 02/23/2027*......................      200,000    200,500
       Electricite de France SA
        Senior Notes
        2.35% due 10/13/2020*......................      202,000    201,895
       Electricite de France SA
        Senior Notes
        6.00% due 01/22/2114*......................      167,000    169,746
                                                                 ----------
                                                                    572,141
                                                                 ----------
     Electric-Integrated -- 0.2%
       Enel Finance International NV
        Company Guar. Notes
        5.00% due 09/14/2022....................... EUR  400,000    525,885
       Iberdrola International BV
        Company Guar. Notes
        2.50% due 10/24/2022....................... EUR  300,000    352,481
                                                                 ----------
                                                                    878,366
                                                                 ----------
     Finance-Leasing Companies -- 0.6%
       Aircastle, Ltd.
        Senior Notes
        5.00% due 04/01/2023.......................    1,225,000  1,289,312

                                                 Principal      Value
                Security Description             Amount**      (Note 2)
        Finance-Leasing Companies (continued)
          Fly Leasing, Ltd.
           Senior Notes
           6.38% due 10/15/2021...............   $  1,035,000 $1,063,463
                                                              ----------
                                                               2,352,775
                                                              ----------
        Food-Meat Products -- 0.1%
          BRF SA
           Senior Notes
           7.75% due 05/22/2018*(7)........... BRL  1,000,000    304,255
          Minerva Luxembourg SA
           Company Guar. Notes
           6.50% due 09/20/2026*..............        200,000    195,426
                                                              ----------
                                                                 499,681
                                                              ----------
        Food-Retail -- 0.2%
          Casino Guichard-Perrachon SA
           Senior Notes
           5.98% due 05/26/2021............... EUR    600,000    747,191
                                                              ----------
        Gas-Distribution -- 0.0%
          Gas Natural Capital Markets SA
           Company Guar. Notes
           5.13% due 11/02/2021............... EUR    100,000    129,422
                                                              ----------
        Gas-Transportation -- 0.1%
          Transportadora de Gas del Peru SA
           Senior Notes
           4.25% due 04/30/2028...............        200,000    201,500
                                                              ----------
        Gold Mining -- 0.0%
          Goldcorp, Inc.
           Senior Notes
           5.45% due 06/09/2044...............        106,000    112,046
                                                              ----------
        Hazardous Waste Disposal -- 0.3%
          Tervita Escrow Corp.
           Sec. Notes
           7.63% due 12/01/2021*..............        970,000  1,001,525
                                                              ----------
        Insurance-Life/Health -- 0.1%
          Manulife Financial Corp. VRS
           Sub. Notes
           4.06% due 02/24/2032...............        225,000    225,418
                                                              ----------
        Insurance-Multi-line -- 0.2%
          Willow No 2 Ireland PLC for Zurich
           Insurance Co., Ltd.
           Senior Sec. Notes
           3.38% due 06/27/2022............... EUR    175,000    214,193
          XLIT, Ltd.
           Company Guar. Notes
           4.45% due 03/31/2025...............        137,000    138,639
          XLIT, Ltd.
           Company Guar. Notes
           5.50% due 03/31/2045...............        254,000    253,831
                                                              ----------
                                                                 606,663
                                                              ----------
        Insurance-Property/Casualty -- 0.0%
          Enstar Group, Ltd.
           Senior Notes
           4.50% due 03/10/2022...............         98,000     99,233
                                                              ----------

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                       Principal     Value
                 Security Description                  Amount**     (Note 2)
   FOREIGN CORPORATE BONDS & NOTES (continued)
   Investment Management/Advisor Services -- 0.1%
     China Cinda Finance 2015 I, Ltd.
      Company Guar. Notes
      4.25% due 04/23/2025*..........................   $  380,000 $  381,822
                                                                   ----------
   Machinery-General Industrial -- 0.1%
     ATS Automation Tooling Systems, Inc.
      Senior Notes
      6.50% due 06/15/2023*..........................      544,000    568,480
                                                                   ----------
   Medical-Drugs -- 0.2%
     Teva Pharmaceutical Finance Netherlands III BV
      Company Guar. Notes
      2.80% due 07/21/2023...........................      198,000    188,062
     Valeant Pharmaceuticals International, Inc.
      Senior Sec. Notes
      7.00% due 03/15/2024*..........................      538,000    552,123
                                                                   ----------
                                                                      740,185
                                                                   ----------
   Medical-Generic Drugs -- 0.1%
     Actavis Funding SCS
      Company Guar. Notes
      3.00% due 03/12/2020...........................      273,000    277,660
                                                                   ----------
   Metal Processors & Fabrication -- 0.1%
     Elementia SAB de CV
      Company Guar. Notes
      5.50% due 01/15/2025...........................      200,000    200,200
                                                                   ----------
   Metal-Copper -- 0.6%
     First Quantum Minerals, Ltd.
      Company Guar. Notes
      7.25% due 04/01/2023*..........................      870,000    879,787
     First Quantum Minerals, Ltd.
      Company Guar. Notes
      7.50% due 04/01/2025*..........................      210,000    211,575
     Hudbay Minerals, Inc.
      Company Guar. Notes
      7.63% due 01/15/2025*..........................      862,000    935,270
                                                                   ----------
                                                                    2,026,632
                                                                   ----------
   Metal-Diversified -- 0.4%
     Glencore Canada Financial Corp.
      Company Guar. Notes
      7.38% due 05/27/2020........................... GBP  200,000    292,423
     Glencore Finance Europe SA
      Company Guar. Notes
      3.75% due 04/01/2026........................... EUR  325,000    387,620
     Glencore Finance Europe SA
      Company Guar. Notes
      6.00% due 04/03/2022........................... GBP  300,000    435,292
     Rio Tinto Finance USA, Ltd.
      Company Guar. Notes
      3.75% due 06/15/2025...........................      197,000    204,794
     Vedanta Resources PLC
      Senior Notes
      6.38% due 07/30/2022*..........................      200,000    201,000
                                                                   ----------
                                                                    1,521,129
                                                                   ----------

                                                       Principal    Value
                 Security Description                  Amount**    (Note 2)
   Metal-Iron -- 0.1%
     NLMK Group
      Senior Notes
      4.50% due 06/15/2023............................ $  200,000 $  203,248
     Vale Overseas, Ltd.
      Company Guar. Notes
      6.25% due 08/10/2026............................    218,000    236,803
                                                                  ----------
                                                                     440,051
                                                                  ----------
   Oil & Gas Drilling -- 0.1%
     Pacific Drilling SA
      Senior Sec. Notes
      5.38% due 06/01/2020*...........................  1,050,000    511,875
                                                                  ----------
   Oil Companies-Exploration & Production -- 0.9%
     Anadarko Finance Co.
      Company Guar. Notes
      7.50% due 05/01/2031............................    117,000    148,589
     Empresa Nacional del Petroleo
      Senior Notes
      3.75% due 08/05/2026*...........................    200,000    193,566
     MEG Energy Corp.
      Company Guar. Notes
      6.38% due 01/30/2023*...........................  2,054,000  1,835,763
     MEG Energy Corp.
      Sec. Notes
      6.50% due 01/15/2025*...........................    531,000    531,000
     Novatek OAO via Novatek Finance, Ltd.
      Senior Notes
      6.60% due 02/03/2021............................    200,000    219,516
     Tengizchevroil Finance Co. International, Ltd.
      Senior Sec. Notes
      4.00% due 08/15/2026*...........................    200,000    191,620
                                                                  ----------
                                                                   3,120,054
                                                                  ----------
   Oil Companies-Integrated -- 0.9%
     BP Capital Markets PLC
      Company Guar. Notes
      1.38% due 11/06/2017............................    302,000    301,722
     BP Capital Markets PLC
      Company Guar. Notes
      1.68% due 05/03/2019............................    197,000    196,029
     Ecopetrol SA
      Senior Notes
      4.13% due 01/16/2025............................    200,000    193,700
     Lukoil International Finance BV
      Company Guar. Notes
      4.56% due 04/24/2023............................    200,000    205,226
     Lukoil International Finance BV
      Company Guar. Notes
      4.75% due 11/02/2026*...........................    200,000    202,940
     Pertamina Persero PT
      Senior Notes
      4.88% due 05/03/2022*...........................    300,000    317,645
     Petrobras Global Finance BV
      Company Guar. Notes
      7.38% due 01/17/2027............................    150,000    158,580
     Petrobras Global Finance BV
      Company Guar. Notes
      8.75% due 05/23/2026............................    155,000    179,413

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                Principal   Value
                  Security Description          Amount**   (Note 2)
            FOREIGN CORPORATE BONDS & NOTES (continued)
            Oil Companies-Integrated (continued)
              Petroleos Mexicanos
               Company Guar. Notes
               5.50% due 06/27/2044............ $157,000  $  138,560
              Petroleos Mexicanos
               Company Guar. Notes
               6.75% due 09/21/2047............  486,000     492,998
              Petronas Capital, Ltd.
               Company Guar. Notes
               3.50% due 03/18/2025............  275,000     279,389
              Shell International Finance BV
               Company Guar. Notes
               1.25% due 11/10/2017............  201,000     200,972
              Shell International Finance BV
               Company Guar. Notes
               2.13% due 05/11/2020............  219,000     219,004
              Shell International Finance BV
               Company Guar. Notes
               2.25% due 11/10/2020............  232,000     232,834
                                                          ----------
                                                           3,319,012
                                                          ----------
            Oil Refining & Marketing -- 0.3%
              Cosan Luxembourg SA
               Company Guar. Notes
               7.00% due 01/20/2027*...........  200,000     207,260
              Raizen Fuels Finance SA
               Company Guar. Notes
               5.30% due 01/20/2027*...........  200,000     202,500
              Reliance Industries, Ltd.
               Senior Notes
               4.13% due 01/28/2025*...........  250,000     255,926
              Thai Oil PCL
               Senior Notes
               3.63% due 01/23/2023*...........  200,000     203,706
              Ultrapar International SA
               Company Guar. Notes
               5.25% due 10/06/2026*...........  200,000     199,000
                                                          ----------
                                                           1,068,392
                                                          ----------
            Oil-Field Services -- 0.3%
              KCA Deutag UK Finance PLC
               Senior Sec. Notes
               9.88% due 04/01/2022*...........  725,000     744,031
              Trinidad Drilling, Ltd.
               Company Guar. Notes
               6.63% due 02/15/2025*...........  502,000     501,373
                                                          ----------
                                                           1,245,404
                                                          ----------
            Paper & Related Products -- 0.4%
              Cascades, Inc.
               Company Guar. Notes
               5.50% due 07/15/2022*...........  275,000     274,313
              Cascades, Inc.
               Company Guar. Notes
               5.75% due 07/15/2023*...........  753,000     753,000
              Klabin Finance SA
               Company Guar. Notes
               5.25% due 07/16/2024*...........  200,000     201,160

                                                Principal    Value
                 Security Description           Amount**    (Note 2)
          Paper & Related Products (continued)
            Suzano Austria GmbH
             Company Guar. Notes
             5.75% due 07/14/2026*............. $  200,000 $  203,700
                                                           ----------
                                                            1,432,173
                                                           ----------
          Petrochemicals -- 0.1%
            Alpek SAB de CV
             Company Guar. Notes
             5.38% due 08/08/2023*.............    200,000    209,300
            Equate Petrochemical BV
             Company Guar. Notes
             4.25% due 11/03/2026*.............    200,000    200,008
                                                           ----------
                                                              409,308
                                                           ----------
          Pipelines -- 0.2%
            Enbridge, Inc.
             Senior Notes
             5.50% due 12/01/2046..............    133,000    141,405
            Southern Gas Corridor CJSC
             Government Guar. Notes
             6.88% due 03/24/2026*.............    500,000    548,250
                                                           ----------
                                                              689,655
                                                           ----------
          Printing-Commercial -- 0.4%
            Cimpress NV
             Company Guar. Notes
             7.00% due 04/01/2022*.............  1,420,000  1,469,700
                                                           ----------
          Real Estate Investment Trusts -- 0.1%
            Trust F/1401
             Senior Notes
             5.25% due 01/30/2026*.............    200,000    201,000
                                                           ----------
          Retail-Major Department Stores -- 0.1%
            El Puerto de Liverpool SAB de CV
             Company Guar. Notes
             3.88% due 10/06/2026*.............    200,000    191,500
                                                           ----------
          Satellite Telecom -- 0.9%
            Intelsat Jackson Holdings SA
             Company Guar. Notes
             5.50% due 08/01/2023..............  2,060,000  1,699,500
            Telesat Canada/Telesat LLC
             Company Guar. Notes
             8.88% due 11/15/2024*.............  1,365,000  1,494,675
                                                           ----------
                                                            3,194,175
                                                           ----------
          Security Services -- 0.3%
            Garda World Security Corp.
             Company Guar. Notes
             7.25% due 11/15/2021*.............  1,099,000  1,060,535
                                                           ----------
          Semiconductor Components-Integrated Circuits -- 0.1%
            NXP BV/NXP Funding LLC
             Company Guar. Notes
             4.63% due 06/01/2023*.............    415,000    439,381
                                                           ----------
          Semiconductor Equipment -- 0.2%
            Sensata Technologies BV
             Company Guar. Notes
             5.00% due 10/01/2025*.............    655,000    659,913
                                                           ----------

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                       Principal      Value
               Security Description                    Amount**      (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Sovereign Agency -- 0.2%
  European Stability Mechanism
   Senior Notes
   0.88% due 10/15/2019............................. EUR    750,000 $   827,588
                                                                    -----------
Special Purpose Entity -- 0.0%
  Hellas Telecommunications Luxembourg II SCA FRS
   Sub. Notes
   8.46% due 01/15/2015*+(3)(7)(8)(9)...............      1,330,000           0
                                                                    -----------
Steel-Producers -- 0.3%
  ArcelorMittal
   Senior Notes
   6.13% due 06/01/2025.............................        870,000     965,700
                                                                    -----------
SupraNational Banks -- 0.5%
  European Investment Bank
   Senior Notes
   0.38% due 04/14/2026............................. EUR  1,325,000   1,394,368
  North American Development Bank
   Senior Notes
   2.30% due 10/10/2018.............................        434,000     438,034
                                                                    -----------
                                                                      1,832,402
                                                                    -----------
Telecom Services -- 0.1%
  Bharti Airtel International Netherlands BV
   Company Guar. Notes
   5.35% due 05/20/2024.............................        200,000     211,686
                                                                    -----------
Telephone-Integrated -- 0.3%
  Koninklijke KPN NV
   Senior Notes
   5.75% due 09/17/2029............................. GBP    200,000     321,114
  Oi SA
   Senior Notes
   9.75% due 09/15/2016*+(7)(8)(9).................. BRL    575,000      38,571
  Telecom Italia Capital SA
   Company Guar. Notes
   7.72% due 06/04/2038.............................        341,000     377,657
  Telefonica Emisiones SAU
   Company Guar. Notes
   4.10% due 03/08/2027.............................        151,000     152,066
  Telefonica Emisiones SAU
   Company Guar. Notes
   5.21% due 03/08/2047.............................        205,000     207,514
                                                                    -----------
                                                                      1,096,922
                                                                    -----------
Transport-Marine -- 0.1%
  PT Pelabuhan Indonesia II
   Senior Notes
   4.25% due 05/05/2025*............................        300,000     298,632
                                                                    -----------
Transport-Rail -- 0.1%
  Canadian Pacific Railway Co.
   Senior Notes
   6.13% due 09/15/2115.............................        152,000     183,465
                                                                    -----------
Total Foreign Corporate Bonds & Notes
   (cost $71,526,312)...............................                 69,534,356
                                                                    -----------

                                               Principal    Value
                  Security Description         Amount**    (Note 2)
             FOREIGN GOVERNMENT OBLIGATIONS -- 8.4%
             Sovereign -- 8.1%
               Dominican Republic
                Senior Bonds
                5.50% due 01/27/2025*........   $  415,000 $421,744
               Dominican Republic
                Senior Bonds
                5.88% due 04/18/2024.........      380,000  397,575
               Dominican Republic
                Senior Bonds
                5.95% due 01/25/2027*........      250,000  255,312
               Dominican Republic
                Senior Bonds
                8.63% due 04/20/2027.........      350,000  412,842
               Federal Republic of Germany
                Bonds
                2.50% due 08/15/2046......... EUR  405,000  581,807
               Federal Republic of Germany
                Bonds
                6.25% due 01/04/2030......... EUR  385,000  703,357
               Government of Egypt
                Senior Notes
                5.75% due 04/29/2020.........      380,000  395,200
               Government of Egypt
                Senior Notes
                6.13% due 01/31/2022*........      300,000  312,000
               Government of Egypt
                Senior Notes
                6.88% due 04/30/2040.........      200,000  187,748
               Government of Finland
                Senior Bonds
                2.63% due 07/04/2042*........ EUR  130,000  184,388
               Government of Jamaica
                Senior Notes
                6.75% due 04/28/2028.........      200,000  222,138
               Government of Jamaica
                Senior Notes
                8.00% due 03/15/2039.........      600,000  687,378
               Government of Romania
                Senior Notes
                6.13% due 01/22/2044.........      180,000  221,148
               Government of Ukraine
                Senior Notes
                7.75% due 09/01/2021.........      600,000  591,048
               Government of Ukraine
                Senior Notes
                7.75% due 09/01/2023.........      400,000  378,000
               Government of Ukraine
                Senior Notes
                7.75% due 09/01/2027.........      400,000  367,000
               Kingdom of Bahrain
                Senior Notes
                7.00% due 10/12/2028*........      200,000  208,718
               Kingdom of Belgium
                Senior Notes
                3.75% due 06/22/2045......... EUR   80,000  122,997
               Kingdom of Belgium
                Bonds
                5.00% due 03/28/2035*........ EUR  255,000  432,931

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                             Principal  Value
                   Security Description      Amount**  (Note 2)
                FOREIGN GOVERNMENT OBLIGATIONS (continued)
                Sovereign (continued)
                  Kingdom of Jordan
                   Senior Notes
                   5.75% due 01/31/2027*.... $850,000  $833,000
                  Kingdom of Morocco
                   Senior Notes
                   5.50% due 12/11/2042.....  200,000   213,500
                  Republic of Argentina
                   Senior Notes
                   5.63% due 01/26/2022*....  640,000   655,360
                  Republic of Argentina
                   Senior Notes
                   7.63% due 04/22/2046*....  309,000   314,407
                  Republic of Argentina
                   Senior Notes
                   7.63% due 04/22/2046.....  170,000   172,975
                  Republic of Argentina
                   Senior Notes
                   8.28% due 12/31/2033.....  350,510   374,169
                  Republic of Azerbaijan
                   Senior Notes
                   4.75% due 03/18/2024.....  300,000   301,944
                  Republic of Chile
                   Senior Notes
                   3.13% due 01/21/2026.....  380,000   385,890
                  Republic of Costa Rica
                   Senior Bonds
                   7.16% due 03/12/2045.....  300,000   305,250
                  Republic of Ecuador
                   Senior Notes
                   9.65% due 12/13/2026*....  750,000   776,250
                  Republic of El Salvador
                   Senior Bonds
                   8.63% due 02/28/2029*....  316,000   326,270
                  Republic of Ghana
                   Senior Bonds
                   7.88% due 08/07/2023.....  800,000   774,760
                  Republic of Guatemala
                   Senior Notes
                   5.75% due 06/06/2022.....  240,000   262,879
                  Republic of Indonesia
                   Senior Notes
                   3.70% due 01/08/2022*....  200,000   203,943
                  Republic of Ivory Coast
                   Senior Notes
                   5.38% due 07/23/2024.....  400,000   380,260
                  Republic of Kenya
                   Senior Notes
                   6.88% due 06/24/2024.....  800,000   796,096
                  Republic of Lebanon
                   Senior Notes
                   5.80% due 04/14/2020.....  390,000   397,655
                  Republic of Lebanon
                   Senior Notes
                   6.60% due 11/27/2026.....  900,000   910,107

                                               Principal   Value
                   Security Description        Amount**   (Note 2)
              Sovereign (continued)
                Republic of Lebanon
                 Senior Notes
                 8.25% due 04/12/2021......... $  190,000 $210,055
                Republic of Lithuania
                 Senior Notes
                 6.63% due 02/01/2022.........    500,000  586,083
                Republic of Lithuania
                 Senior Notes
                 7.38% due 02/11/2020.........    550,000  625,790
                Republic of Namibia
                 Senior Notes
                 5.25% due 10/29/2025.........    570,000  574,161
                Republic of Panama
                 Senior Notes
                 3.75% due 03/16/2025.........    600,000  612,750
                Republic of Paraguay
                 Senior Notes
                 6.10% due 08/11/2044.........    550,000  589,875
                Republic of Peru
                 Senior Notes
                 6.55% due 03/14/2037.........    300,000  387,375
                Republic of Poland
                 Senior Notes
                 3.00% due 03/17/2023.........    560,000  559,020
                Republic of Poland
                 Senior Notes
                 5.13% due 04/21/2021.........     50,000   54,768
                Republic of Serbia
                 Senior Notes
                 7.25% due 09/28/2021.........    750,000  855,000
                Republic of Sri Lanka
                 Senior Notes
                 6.83% due 07/18/2026*........    265,000  273,907
                Republic of Sri Lanka
                 Senior Notes
                 6.83% due 07/18/2026.........    350,000  361,764
                Republic of Sri Lanka
                 Senior Notes
                 6.85% due 11/03/2025*........    400,000  413,730
                Republic of Sri Lanka
                 Senior Notes
                 6.85% due 11/03/2025.........    400,000  413,730
                Republic of the Philippines
                 Senior Notes
                 4.00% due 01/15/2021.........    700,000  744,096
                Republic of Turkey
                 Senior Notes
                 3.25% due 03/23/2023.........  1,040,000  953,680
                Republic of Turkey
                 Senior Notes
                 6.00% due 03/25/2027.........    400,000  415,500
                Republic of Turkey
                 Senior Notes
                 11.88% due 01/15/2030........    220,000  340,921
                Republic of Venezuela
                 Senior Notes
                 8.25% due 10/13/2024.........    960,000  429,600

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                Principal      Value
                Security Description            Amount**      (Note 2)
        FOREIGN GOVERNMENT OBLIGATIONS (continued)
        Sovereign (continued)
          Republic of Venezuela
           Senior Notes
           9.25% due 05/07/2028..............   $    650,000 $   276,250
          Republic of Venezuela
           Senior Notes
           9.38% due 01/13/2034..............        817,000     367,650
          Sultanate of Oman
           Senior Bonds
           6.50% due 03/08/2047*.............        490,000     516,950
          United Kingdom Gilt Treasury
           Bonds
           3.50% due 01/22/2045.............. GBP    125,000     216,132
          United Kingdom Gilt Treasury
           Bonds
           4.50% due 09/07/2034.............. GBP    450,000     813,080
          United Mexican States
           Senior Notes
           4.13% due 01/21/2026..............        200,000     205,600
          United Mexican States
           Senior Notes
           4.15% due 03/28/2027..............        205,000     208,485
          United Mexican States
           Senior Notes
           4.35% due 01/15/2047..............        628,000     577,760
          United Mexican States
           Senior Bonds
           4.75% due 03/08/2044..............         69,000      67,103
          United Mexican States
           Senior Notes
           6.05% due 01/11/2040..............        900,000   1,028,250
                                                             -----------
                                                              29,147,111
                                                             -----------
        SupraNational Banks -- 0.3%
          European Investment Bank
           Senior Notes
           4.25% due 04/15/2019.............. EUR  1,065,000   1,246,223
                                                             -----------
        Total Foreign Government Obligations
           (cost $30,734,751)................                 30,393,334
                                                             -----------
        U.S. GOVERNMENT AGENCIES -- 17.0%
        Federal Home Loan Mtg. Corp. -- 6.3%
           2.50% due 01/01/2028..............        267,850     271,220
           2.50% due 04/01/2028..............         90,264      91,345
           2.50% due 03/01/2031..............        144,096     144,310
           2.78% due 02/01/2037 FRS..........         21,687      22,520
           3.00% due 08/01/2043..............        983,486     978,562
           3.00% due 07/01/2045..............      2,493,822   2,472,572
           3.21% due 11/01/2037 FRS..........        144,357     153,497
           3.50% due 03/01/2042..............        354,685     364,354
           3.50% due 04/01/2042..............        355,900     365,578
           3.50% due 09/01/2043..............        361,611     371,775
           3.50% due 07/01/2045..............      3,522,689   3,610,817
           3.50% due 08/01/2045..............        156,647     160,847
           4.00% due 12/01/2043..............      2,615,550   2,760,958
           4.00% due 10/01/2045..............      1,775,208   1,863,482
           4.00% due 11/01/2045..............      1,039,860   1,091,568
           4.00% due 01/01/2046..............        430,658     454,411
           4.50% due 02/01/2020..............          5,617       5,770

                                                   Principal    Value
                 Security Description              Amount**    (Note 2)
       Federal Home Loan Mtg. Corp. (continued)
          4.50% due 08/01/2020.................... $   12,854 $    13,162
          4.50% due 03/01/2039....................  1,677,278   1,816,737
          4.50% due 12/01/2039....................      9,791      10,611
          4.50% due 07/01/2040....................    209,271     226,686
          4.50% due 04/01/2044....................    564,808     605,383
          4.50% due 07/01/2044....................  1,417,496   1,524,645
          4.50% due 03/01/2046....................  1,455,176   1,560,092
          5.00% due 02/01/2034....................     25,644      28,206
          5.00% due 05/01/2034....................     38,169      42,255
          5.00% due 11/01/2043....................    264,710     289,616
          5.50% due 05/01/2037....................     64,556      71,525
          6.00% due 03/01/2040....................     50,582      57,190
          6.50% due 02/01/2035....................     21,066      23,688
         Federal Home Loan Mtg. Corp. Structured
          Agency Credit Risk
          Series 2015-DNA1, Class M2
          2.83% due 10/25/2027 FRS(1).............    200,000     204,485
          Series 2014-DN1, Class M2
          3.18% due 02/25/2024 FRS(1).............     72,000      74,052
          Series 2014-HQ2, Class M2
          3.18% due 09/25/2024 FRS(1).............    150,000     154,338
          Series 2015-HQ1, Class M2
          3.18% due 03/25/2025 FRS(1).............    277,950     281,838
          Series 2014-HQ3, Class M2
          3.63% due 10/25/2024 FRS(1).............    265,143     267,489
          Series 2015-HQA1, Class M2
          3.63% due 03/25/2028 FRS(1).............    332,919     341,137
         Federal Home Loan Mtg. Corp. REMIC FRS
          Series 3572, Class JS
          5.89% due 09/15/2039(1)(10)(11).........    580,997      82,401
          Series 1103, Class N
          11.50% due 06/15/2021(1)(10)............        462          47
                                                              -----------
                                                               22,859,169
                                                              -----------
       Federal National Mtg. Assoc. -- 7.8%
          2.50% due 12/01/2026....................    650,288     657,906
          2.50% due 09/01/2027....................    511,211     517,161
          2.50% due 02/01/2031....................    238,280     238,552
          2.50% due 05/01/2031....................  1,514,293   1,516,018
          2.77% due 10/01/2035 FRS................    104,949     110,853
          2.79% due 09/01/2035 FRS................     90,128      94,783
          2.80% due 11/01/2036 FRS................     57,542      61,049
          2.92% due 05/01/2037 FRS................     35,232      37,188
          3.00% due 04/01/2027....................    572,944     589,523
          3.00% due 10/01/2027....................    288,447     296,803
          3.00% due 11/01/2027....................    357,934     368,326
          3.00% due 10/01/2030....................    239,168     245,447
          3.00% due 07/01/2039 FRS................     90,698      96,048
          3.00% due 03/01/2042....................    152,612     152,140
          3.00% due 12/01/2042....................    156,497     156,013
          3.00% due 05/01/2043....................    814,676     812,111
          3.00% due 06/01/2045....................     45,725      45,580
          3.00% due 08/01/2045....................  1,792,622   1,778,870
          3.00% due 09/01/2046....................    334,872     332,172
          3.09% due 10/01/2040 FRS................     36,792      38,984
          3.19% due 08/01/2035 FRS................     81,274      86,954
          3.27% due 10/01/2040 FRS................     62,491      66,226
          3.28% due 05/01/2040 FRS................    115,588     122,291

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                 Principal    Value
                 Security Description            Amount**    (Note 2)
         U.S. GOVERNMENT AGENCIES (continued)
         Federal National Mtg. Assoc. (continued)
            3.50% due 08/01/2026................ $  115,969 $   120,823
            3.50% due 08/01/2027................    103,618     107,875
            3.50% due 10/01/2028................     43,890      45,946
            3.50% due 02/01/2043................    138,759     143,273
            3.50% due 07/01/2045................    120,047     122,867
            3.50% due 08/01/2045................    233,174     239,014
            3.50% due 09/01/2045................    134,058     137,207
            3.50% due 10/01/2045................    285,064     292,277
            3.50% due 11/01/2045................    274,233     280,675
            3.50% due 12/01/2045................  2,395,664   2,451,938
            3.50% due 02/01/2046................    889,890     910,794
            3.50% due 03/01/2046................  3,045,816   3,117,363
            3.50% due 07/01/2046................    190,186     195,258
            3.50% due April TBA.................  1,936,000   2,014,515
            3.50% due 08/01/2042................    145,517     149,562
            4.00% due 11/01/2025................    187,471     197,412
            4.00% due 06/01/2039................    358,805     381,005
            4.00% due 10/01/2040................    302,736     318,184
            4.00% due 11/01/2041................    257,733     271,406
            4.00% due 01/01/2043................  1,386,479   1,465,514
            4.00% due 12/01/2043................     10,777      11,422
            4.00% due 02/01/2045................  2,228,497   2,355,258
            4.00% due 06/01/2046................  1,445,576   1,516,927
            4.50% due 06/01/2019................     14,167      14,529
            4.50% due 11/01/2022................     41,725      43,113
            4.50% due 06/01/2023................     21,285      22,473
            4.50% due 08/01/2045................  2,218,899   2,414,602
            5.00% due 06/01/2019................     11,379      11,719
            5.00% due 01/01/2023................     12,631      13,466
            5.00% due 03/01/2034................     22,833      24,998
            5.00% due 05/01/2035................     13,722      15,014
            5.00% due 05/01/2040................    103,790     113,606
            5.00% due 07/01/2040................    104,707     114,549
            5.50% due 06/01/2038................     32,608      36,437
            6.00% due 02/01/2032................      4,997       5,642
            6.00% due 05/01/2034................      2,117       2,407
            6.00% due 10/01/2034................     20,494      23,139
            7.50% due 01/01/2030................      1,257       1,290
            8.00% due 11/01/2028................      3,970       4,480
           Federal National Mtg. Assoc., REMIC
            Series 1989-2, Class D
            8.80% due 01/25/2019(1).............      2,090       2,177
                                                            -----------
                                                             28,131,154
                                                            -----------
         Government National Mtg. Assoc. -- 2.8%
            3.00% due 02/20/2045................    159,921     161,512
            3.00% due 05/20/2045................    107,902     108,976
            3.00% due 07/20/2045................     42,552      42,975
            3.00% due 11/20/2045................  1,563,315   1,578,863
            3.00% due 04/20/2046................  2,455,014   2,479,431
            3.50% due 03/20/2045................    116,373     120,801
            3.50% due 04/20/2045................    159,014     165,064
            3.50% due 07/20/2045................    216,329     224,560
            3.50% due 10/20/2045................  3,238,072   3,361,269
            3.50% due 05/20/2046................  1,641,270   1,703,714
            4.00% due 10/20/2045................    250,132     264,572
                                                            -----------
                                                             10,211,737
                                                            -----------

                                                 Shares/
                                                Principal    Value
                 Security Description           Amount**    (Note 2)
          Tennessee Valley Authority -- 0.1%
             1.75% due 10/15/2018.............. $  238,000 $   239,839
                                                           -----------
          Total U.S. Government Agencies
             (cost $62,610,847)................             61,441,899
                                                           -----------
          U.S. GOVERNMENT TREASURIES -- 1.3%
          United States Treasury Bonds -- 0.6%
             2.50% due 05/15/2046..............  2,000,000   1,791,172
             2.88% due 11/15/2046..............    220,000     213,460
                                                           -----------
                                                             2,004,632
                                                           -----------
          United States Treasury Notes -- 0.7%
             0.50% due 04/30/2017..............        400         400
             1.13% due 06/30/2021..............    278,000     269,953
             1.63% due 05/15/2026..............    550,000     515,904
             1.88% due 02/28/2022..............    679,000     677,542
             2.25% due 02/15/2027..............  1,200,000   1,184,673
                                                           -----------
                                                             2,648,472
                                                           -----------
          Total U.S. Government Treasuries
             (cost $4,930,209).................              4,653,104
                                                           -----------
          LOANS(4)(5)(6) -- 0.2%
          E-Commerce/Services -- 0.2%
            RentPath LLC FRS
             2nd Lien
             10.15% due 12/17/2022
             (cost $675,444)...................    697,906     666,500
                                                           -----------
          COMMON STOCKS -- 0.1%
          Television -- 0.1%
            ION Media Networks, Inc.+(3)(7)
             (cost $6).........................        655     463,786
                                                           -----------
          PREFERRED SECURITIES -- 0.1%
          Electric-Distribution -- 0.0%
            Entergy Louisiana LLC
             4.70%.............................      8,600     196,940
                                                           -----------
          Sovereign Agency -- 0.0%
            Federal Home Loan Mtg. Corp. FRS
             Series Z
             8.38%+............................      9,675      60,469
                                                           -----------
          Telecom Services -- 0.1%
            Qwest Corp.
             6.13%.............................     10,225     253,580
                                                           -----------
          Total Preferred Securities
             (cost $620,007)...................                510,989
                                                           -----------
          PREFERRED SECURITIES/CAPITAL SECURITIES -- 3.2%
          Banks-Commercial -- 0.1%
            Macquarie Bank, Ltd. FRS
             6.13% due 03/08/2027*(12).........    476,000     478,380
                                                           -----------
          Banks-Super Regional -- 0.2%
            Fifth Third Bancorp VRS
             Series J
             4.90% due 09/30/2019(12)..........    396,000     388,080
            Wells Fargo Capital X
             5.95% due 12/01/2086..............    159,000     170,329
                                                           -----------
                                                               558,409
                                                           -----------

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)

                                                       Shares/
                                                      Principal     Value
                Security Description                  Amount**     (Note 2)
   PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
   Building Societies -- 0.1%
     Nationwide Building Society FRS
      6.88% due 06/20/2019(12)...................... GBP  215,000 $  273,414
                                                                  ----------
   Diversified Banking Institutions -- 0.8%
     BAC Capital Trust XIII FRS
      Series F
      4.00% due 04/21/2017(12)......................      761,000    615,459
     Citigroup, Inc. FRS
      Series P
      5.95% due 05/15/2025(12)......................      762,000    793,440
     Deutsche Bank AG VRS
      7.50% due 04/30/2025(12)......................      600,000    583,500
     JPMorgan Chase & Co. FRS
      Series U
      6.13% due 04/30/2024(12)......................      511,000    541,660
     Societe Generale SA VRS
      7.88% due 12/18/2023*(12).....................      356,000    358,670
                                                                  ----------
                                                                   2,892,729
                                                                  ----------
   Electric-Generation -- 0.1%
     Electricite de France SA VRS
      4.13% due 01/22/2022(12)...................... EUR  300,000    322,768
                                                                  ----------
   Electric-Integrated -- 0.1%
     Dominion Resources, Inc. FRS
      5.75% due 10/01/2054..........................      224,000    231,840
     Southern Co. FRS
      Series B
      5.50% due 03/15/2057..........................      172,000    177,464
                                                                  ----------
                                                                     409,304
                                                                  ----------
   Finance-Investment Banker/Broker -- 0.0%
     Lehman Brothers Holdings Capital Trust VII
      Escrow Security
      0.00%+(3)(7)..................................      222,000         22
                                                                  ----------
   Finance-Other Services -- 0.1%
     National Rural Utilities Cooperative Finance
      Corp. FRS
      4.75% due 04/30/2043..........................      388,000    396,730
                                                                  ----------
   Financial Guarantee Insurance -- 0.4%
     Assured Guaranty Municipal Holdings, Inc. FRS
      6.40% due 12/15/2066*.........................    1,371,000  1,218,986
                                                                  ----------
   Food-Dairy Products -- 0.3%
     Land O'Lakes Capital Trust I
      7.45% due 03/15/2028*.........................      975,000  1,082,250
                                                                  ----------
   Gas-Distribution -- 0.0%
     Centrica PLC VRS
      3.00% due 04/10/2076.......................... EUR  100,000    107,325
                                                                  ----------
   Insurance-Life/Health -- 0.0%
     Prudential Financial, Inc. FRS
      5.38% due 05/15/2045..........................       93,000     97,325
                                                                  ----------

                                                    Principal      Value
               Security Description                 Amount**      (Note 2)
   Insurance-Multi-line -- 0.2%
     MetLife, Inc.
      6.40% due 12/15/2036.......................   $   379,000 $    415,953
     Zurich Finance UK PLC VRS
      6.63% due 10/02/2022(12)................... GBP   225,000      328,137
                                                                ------------
                                                                     744,090
                                                                ------------
   Multimedia -- 0.1%
     Viacom, Inc. FRS
      5.88% due 02/28/2057.......................       238,000      242,760
     Viacom, Inc. FRS
      6.25% due 02/28/2057.......................       108,000      108,864
                                                                ------------
                                                                     351,624
                                                                ------------
   Oil Companies-Integrated -- 0.3%
     TOTAL SA VRS
      2.63% due 02/26/2025(12)................... EUR   285,000      291,262
     TOTAL SA VRS
      3.88% due 05/18/2022(12)................... EUR   485,000      549,150
                                                                ------------
                                                                     840,412
                                                                ------------
   Pipelines -- 0.1%
     Transcanada Trust FRS
      5.30% due 03/15/2077.......................       269,000      265,806
     TransCanada Trust FRS
      5.63% due 05/20/2075.......................       118,000      121,540
                                                                ------------
                                                                     387,346
                                                                ------------
   Telephone-Integrated -- 0.2%
     Orange SA VRS
      4.00% due 10/01/2021(12)................... EUR   250,000      280,817
     Telefonica Europe BV VRS
      4.20% due 12/04/2019(12)................... EUR   500,000      557,536
                                                                ------------
                                                                     838,353
                                                                ------------
   Tools-Hand Held -- 0.1%
     Stanley Black & Decker, Inc. FRS
      5.75% due 12/15/2053.......................       447,000      469,931
                                                                ------------
   Total Preferred Securities/Capital Securities
      (cost $10,708,625).........................                 11,469,398
                                                                ------------
   Total Long-Term Investment Securities
     (cost $348,775,181).........................                348,681,886
                                                                ------------
   SHORT-TERM INVESTMENT SECURITIES -- 1.3%
   Time Deposits -- 1.3%
     Euro Time Deposit with State Street Bank
      and Trust Co.
      0.09% due 04/03/2017
      (cost $4,772,000)..........................     4,772,000    4,772,000
                                                                ------------

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


                                                    Principal     Value
               Security Description                 Amount**     (Note 2)
   REPURCHASE AGREEMENTS -- 2.5%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.09%, dated
      03/31/2017, to be repurchased 04/03/2017
      in the amount of $8,991,000 collateralized
      by $9,545,000 of United States Treasury
      Notes, bearing interest at 2.75% due
      11/15/2042 and having an approximate
      value of $9,172,029
      (cost $8,991,000)........................... $8,991,000  $  8,991,000
                                                               ------------
   TOTAL INVESTMENTS
      (cost $362,538,181)(13).....................      100.2%  362,444,886
   Liabilities in excess of other assets..........       (0.2)     (775,710)
                                                   ----------  ------------
   NET ASSETS                                           100.0% $361,669,176
                                                   ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $101,137,807 representing 28.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
++   See Note 1
(1)  Collateralized Mortgage Obligation
(2)  Commercial Mortgage Backed Security
(3) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(4) All loans in the Fund were purchased through assignment agreements unless otherwise indicated
(5) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, repayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7) Illiquid security. At March 31, 2017, the aggregate value of these securities was $883,152 representing 0.2% of net assets.
(8)  Company has filed for bankruptcy protection.
(9)  Security in default of interest and principal at maturity.
(10) Interest Only
(11) Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2017.
(12) Perpetual maturity -- maturity date reflects the next call date.
(13) See Note 5 for cost of investments on a tax basis.
(14) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
ULC --Unlimited Liability Corp.
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

BRL --Brazilian Real
EUR --Euro Currency
GBP --Pound Sterling

Forward Foreign Currency Contracts

                          Contract to    In Exchange     Delivery   Unrealized   Unrealized
   Counterparty             Deliver          For           Date    Appreciation Depreciation
--------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A  EUR 10,925,000 USD  11,555,504 04/12/2017   $    --     $(103,312)
                         EUR 12,301,000 USD  13,229,479 05/12/2017    84,177            --
                         GBP  4,985,000 USD   6,221,245 04/12/2017        --       (25,608)
                         USD  1,374,468 EUR   1,275,000 04/12/2017        --       (13,828)
                         USD    317,281 GBP     258,000 04/12/2017     6,028            --
                                                                     -------     ---------
         Net Unrealized Appreciation/(Depreciation)......            $90,205     $(142,748)
                                                                     =======     =========

--------
EUR --Euro Currency
GBP --Pound Sterling
USD --United States Dollar

        AIG Strategic Bond Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2017 (see Note 2):

                                          Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                              Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities..................       $     --          $  6,159,556           $     --        $  6,159,556
U.S. Corporate Bonds & Notes:
  Airlines...............................             --             1,301,593            173,391           1,474,984
  Finance-Investment Banker/Broker.......             --               949,869                 64             949,933
  Gambling (Non-Hotel)...................             --             3,038,981              6,454           3,045,435
  Mining.................................             --                    --             70,000              70,000
  Retail-Drug Store......................             --               436,071            190,372             626,443
  Rubber/Plastic Products................             --                    --                  0                   0
  Other Industries.......................             --           157,222,169                 --         157,222,169
Foreign Corporate Bonds & Notes:
  Special Purpose Entity.................             --                    --                  0                   0
  Other Industries.......................             --            69,534,356                 --          69,534,356
Foreign Government Obligation............             --            30,393,334                 --          30,393,334
U.S. Government Agencies.................             --            61,441,899                 --          61,441,899
U.S. Government Treasuries...............             --             4,653,104                 --           4,653,104
Loans....................................             --               666,500                 --             666,500
Common Stocks............................             --                    --            463,786             463,786
Preferred Securities.....................        510,989                    --                 --             510,989
Preferred Securities/Capital Securities:
  Finance-Investment Banker/Broker.......             --                    --                 22                  22
  Other Industries.......................             --            11,469,376                 --          11,469,376
Short-Term Investment Securities.........             --             4,772,000                 --           4,772,000
Repurchase Agreements....................             --             8,991,000                 --           8,991,000
                                                --------          ------------           --------        ------------
Total Investments at Value...............       $510,989          $361,029,808           $904,089        $362,444,886
                                                ========          ============           ========        ============
Other Financial Instruments:+
Forward Foreign Currency Contracts.......       $     --          $     90,205           $     --        $     90,205
                                                ========          ============           ========        ============

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts.......       $     --          $    142,748           $     --        $    142,748
                                                ========          ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
++ See Note 1

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        AIG Flexible Credit Fund++
        PORTFOLIO PROFILE -- March 31, 2017 -- (unaudited)

Industry Allocation*

                  Oil Companies-Exploration & Production. 5.6%
                  Medical-Hospitals...................... 4.5
                  Cable/Satellite TV..................... 3.9
                  Enterprise Software/Service............ 3.1
                  Broadcast Services/Program............. 2.5
                  Auto/Truck Parts & Equipment-Original.. 2.1
                  Medical-Drugs.......................... 2.0
                  Chemicals-Specialty.................... 1.9
                  Real Estate Investment Trusts.......... 1.9
                  Commercial Services.................... 1.9
                  Casino Hotels.......................... 1.8
                  Oil & Gas Drilling..................... 1.7
                  Machinery-General Industrial........... 1.6
                  Distribution/Wholesale................. 1.5
                  Building-Residential/Commercial........ 1.5
                  Building Products-Cement............... 1.5
                  Containers-Metal/Glass................. 1.5
                  Pipelines.............................. 1.5
                  Aerospace/Defense-Equipment............ 1.4
                  Gambling (Non-Hotel)................... 1.3
                  Cellular Telecom....................... 1.2
                  Data Processing/Management............. 1.2
                  Telecom Services....................... 1.1
                  Retail-Sporting Goods.................. 1.1
                  Building & Construction Products-Misc.. 1.1
                  Telephone-Integrated................... 1.0
                  Dialysis Centers....................... 1.0
                  Sovereign.............................. 1.0
                  Independent Power Producers............ 1.0
                  Educational Software................... 1.0
                  Chemicals-Diversified.................. 0.9
                  Food-Misc./Diversified................. 0.9
                  Coal................................... 0.9
                  Containers-Paper/Plastic............... 0.9
                  Computer Services...................... 0.8
                  Security Services...................... 0.8
                  Electric-Generation.................... 0.8
                  Investment Management/Advisor Services. 0.8
                  Finance-Consumer Loans................. 0.8
                  Finance-Mortgage Loan/Banker........... 0.7
                  Steel-Producers........................ 0.7
                  Food-Retail............................ 0.7
                  Finance-Auto Loans..................... 0.7
                  Diagnostic Equipment................... 0.7
                  Computer Software...................... 0.7
                  Oil-Field Services..................... 0.7
                  Real Estate Management/Services........ 0.6
                  Retail-Building Products............... 0.6
                  Non-Hazardous Waste Disposal........... 0.6
                  Extended Service Contracts............. 0.6
                  Medical Products....................... 0.6
                  Diversified Banking Institutions....... 0.6
                  Metal-Copper........................... 0.6
                  Hotels/Motels.......................... 0.6
                  Medical Labs & Testing Services........ 0.6
                  Medical-HMO............................ 0.5
                  Pharmacy Services...................... 0.5
                  Investment Companies................... 0.5
                  Electric-Integrated.................... 0.5
                  Metal-Aluminum......................... 0.5


               Diversified Financial Services............... 0.5%
               Diagnostic Kits.............................. 0.5
               Schools...................................... 0.5
               Diversified Manufacturing Operations......... 0.5
               Oil Companies-Integrated..................... 0.5
               Auto-Heavy Duty Trucks....................... 0.5
               Oil Refining & Marketing..................... 0.5
               Miscellaneous Manufacturing.................. 0.5
               Television................................... 0.5
               Casino Services.............................. 0.4
               Networking Products.......................... 0.4
               Food-Flour & Grain........................... 0.4
               Finance-Leasing Companies.................... 0.4
               Gas-Distribution............................. 0.4
               Retail-Arts & Crafts......................... 0.4
               Disposable Medical Products.................. 0.4
               Finance-Other Services....................... 0.4
               Metal-Iron................................... 0.4
               Commercial Services-Finance.................. 0.4
               Retail-Pet Food & Supplies................... 0.4
               Human Resources.............................. 0.4
               Retail-Auto Parts............................ 0.4
               Food-Meat Products........................... 0.4
               Telecommunication Equipment.................. 0.4
               Paper & Related Products..................... 0.3
               Private Equity............................... 0.3
               Machinery-Pumps.............................. 0.3
               Metal-Diversified............................ 0.3
               Professional Sports.......................... 0.3
               Retail-Drug Store............................ 0.3
               Food-Dairy Products.......................... 0.3
               Banks-Mortgage............................... 0.3
               Radio........................................ 0.3
               Metal Processors & Fabrication............... 0.3
               Tools-Hand Held.............................. 0.3
               Auction Houses/Art Dealers................... 0.3
               Food-Baking.................................. 0.3
               Banks-Super Regional......................... 0.3
               Cruise Lines................................. 0.3
               Satellite Telecom............................ 0.3
               Medical-Generic Drugs........................ 0.3
               Airlines..................................... 0.3
               Food-Catering................................ 0.3
               Retail-Bedding............................... 0.3
               Office Automation & Equipment................ 0.3
               Soap & Cleaning Preparation.................. 0.3
               Food-Confectionery........................... 0.3
               Retail-Floor Coverings....................... 0.3
               Insurance-Multi-line......................... 0.2
               Regional Authority........................... 0.2
               Internet Connectivity Services............... 0.2
               Consulting Services.......................... 0.2
               Retail-Misc./Diversified..................... 0.2
               Semiconductor Components-Integrated Circuits. 0.2
               Cosmetics & Toiletries....................... 0.2
               Publishing-Books............................. 0.2
               Retail-Leisure Products...................... 0.2
               Retail-Automobile............................ 0.2
               Bloodstock Services.......................... 0.2
               Motion Pictures & Services................... 0.2

        AIG Flexible Credit Fund++
        PORTFOLIO PROFILE -- March 31, 2017 -- (unaudited) (continued)

Industry Allocation* (continued)

                  Energy-Alternate Sources.............   0.2%
                  Machinery-Farming....................   0.2
                  Diversified Minerals.................   0.2
                  Transport-Equipment & Leasing........   0.2
                  Rubber/Plastic Products..............   0.2
                  Rental Auto/Equipment................   0.2
                  Banks-Commercial.....................   0.2
                  Bicycle Manufacturing................   0.2
                  Theaters.............................   0.2
                  Finance-Investment Banker/Broker.....   0.2
                  Physicians Practice Management.......   0.2
                  Housewares...........................   0.1
                  Rubber-Tires.........................   0.1
                  Retail-Hypermarkets..................   0.1
                  Retail-Propane Distribution..........   0.1
                  Advertising Services.................   0.1
                  Research & Development...............   0.1
                  Financial Guarantee Insurance........   0.1
                  Retail-Perfume & Cosmetics...........   0.1
                  Printing-Commercial..................   0.1
                  Consumer Products-Misc...............   0.1
                  Medical-Outpatient/Home Medical......   0.1
                  Computers............................   0.1
                  Real Estate Operations & Development.   0.1
                  Filtration/Separation Products.......   0.1
                  Building-Heavy Construction..........   0.1
                  Finance-Commercial...................   0.1
                  Building Products-Wood...............   0.1
                  Medical Information Systems..........   0.1
                  Retail-Restaurants...................   0.1
                  Medical-Biomedical/Gene..............   0.1
                  Resorts/Theme Parks..................   0.1
                  Electronic Components-Semiconductors.   0.1
                  Semiconductor Equipment..............   0.1
                  Hazardous Waste Disposal.............   0.1
                                                        -----
                                                        100.5%
                                                        =====

Credit Quality+#

                               Baa........   0.4%
                               Ba.........  26.4
                               B..........  54.6
                               Caa........  12.3
                               Not Rated@.   6.3
                                           -----
                                           100.0%
                                           =====

--------
*  Calculated as a percentage of net assets.
+  Source: Moodys
++ See Note 1
# Calculated as a percentage of total debt issues, excluding short-term securities.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.

        SunAmerica Income Funds AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2017

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017




                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     ASSET BACKED SECURITIES -- 0.5%
     Diversified Financial Services -- 0.5%
       Home Equity Loan Trust VRS
        Series 2007-HSA3, Class AI4
        6.11% due 06/25/2037........................ $1,073,378 $1,078,060
       Leaf Receivables Funding LLC
        Series 2015-1, Class E2
        6.00% due 06/15/2023*.......................    590,000    578,715
       Leaf Receivables Funding LLC
        Series 2016-1, Class E2
        6.00% due 06/15/2024*.......................    290,000    267,619
                                                                ----------
     Total Asset Backed Securities
        (cost $1,900,209)...........................             1,924,394
                                                                ----------
     U.S. CORPORATE BONDS & NOTES -- 38.6%
     Aerospace/Defense-Equipment -- 0.4%
       TransDigm, Inc.
        Company Guar. Notes
        6.50% due 05/15/2025........................  1,530,000  1,543,388
                                                                ----------
     Auto-Heavy Duty Trucks -- 0.2%
       Navistar International Corp.
        Company Guar. Notes
        8.25% due 11/01/2021........................    780,000    779,992
                                                                ----------
     Auto/Truck Parts & Equipment-Original -- 0.7%
       Cooper-Standard Automotive, Inc.
        Company Guar. Notes
        5.63% due 11/15/2026*.......................  1,015,000  1,015,000
       MPG Holdco I, Inc.
        Company Guar. Notes
        7.38% due 10/15/2022........................    340,000    368,900
       Tenneco, Inc.
        Company Guar. Notes
        5.00% due 07/15/2026........................    605,000    592,519
       TI Group Automotive Systems, LLC
        Company Guar. Notes
        8.75% due 07/15/2023*.......................    570,000    604,673
                                                                ----------
                                                                 2,581,092
                                                                ----------
     Banks-Mortgage -- 0.3%
       Provident Funding Associates LP/PFG Finance
        Corp.
        Company Guar. Notes
        6.75% due 06/15/2021*.......................  1,205,000  1,229,100
                                                                ----------
     Broadcast Services/Program -- 1.1%
       Clear Channel Worldwide Holdings, Inc.
        Company Guar. Notes
        7.63% due 03/15/2020........................  1,480,000  1,491,100
       iHeartCommunications, Inc.
        Senior Sec. Notes
        9.00% due 12/15/2019........................  1,075,000    919,663
       iHeartCommunications, Inc.
        Senior Sec. Notes
        9.00% due 03/01/2021........................    515,000    391,400
       Univision Communications, Inc.
        Senior Sec. Notes
        5.13% due 05/15/2023*.......................  1,195,000  1,180,062
                                                                ----------
                                                                 3,982,225
                                                                ----------


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     Building & Construction Products-Misc. -- 0.6%
       NCI Building Systems, Inc.
        Company Guar. Notes
        8.25% due 01/15/2023*....................... $1,000,000 $1,085,000
       Standard Industries, Inc.
        Senior Notes
        5.50% due 02/15/2023*.......................    385,000    393,662
       Standard Industries, Inc.
        Senior Notes
        6.00% due 10/15/2025*.......................    690,000    712,425
                                                                ----------
                                                                 2,191,087
                                                                ----------
     Building Products-Cement -- 0.3%
       Cemex Finance LLC
        Senior Sec. Notes
        6.00% due 04/01/2024*.......................    920,000    967,380
                                                                ----------
     Building Products-Wood -- 0.1%
       Boise Cascade Co.
        Company Guar. Notes
        5.63% due 09/01/2024*.......................    355,000    360,325
                                                                ----------
     Building-Heavy Construction -- 0.1%
       New Enterprise Stone & Lime Co., Inc.
        Senior Notes
        10.13% due 04/01/2022*......................    360,000    380,700
                                                                ----------
     Building-Residential/Commercial -- 1.5%
       Beazer Homes USA, Inc.
        Company Guar. Notes
        5.75% due 06/15/2019........................    310,000    324,338
       Beazer Homes USA, Inc.
        Company Guar. Notes
        6.75% due 03/15/2025*.......................    690,000    693,450
       CalAtlantic Group, Inc.
        Company Guar. Notes
        5.25% due 06/01/2026........................  1,160,000  1,155,650
       CalAtlantic Group, Inc.
        Company Guar. Notes
        5.88% due 11/15/2024........................    159,000    166,950
       M/I Homes, Inc.
        Company Guar. Notes
        6.75% due 01/15/2021........................    475,000    497,296
       MDC Holdings, Inc.
        Company Guar. Notes
        5.50% due 01/15/2024........................    755,000    777,650
       PulteGroup, Inc.
        Company Guar. Notes
        5.50% due 03/01/2026........................    675,000    698,625
       Taylor Morrison Communities, Inc./Monarch
        Communities, Inc.
        Company Guar. Notes
        5.63% due 03/01/2024*.......................    270,000    279,450
       TRI Pointe Group Inc./TRI Pointe Homes Inc.
        Company Guar. Notes
        5.88% due 06/15/2024........................  1,070,000  1,102,100
                                                                ----------
                                                                 5,695,509
                                                                ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Cable/Satellite TV -- 1.6%
      Altice US Finance I Corp
       Senior Sec. Notes
       5.38% due 07/15/2023*.......................... $  830,000 $  855,937
      Cablevision Systems Corp.
       Senior Notes
       5.88% due 09/15/2022...........................  1,965,000  1,982,194
      Cequel Communications Holdings I LLC/Cequel
       Capital Corp.
       Senior Notes
       5.13% due 12/15/2021*..........................    570,000    577,837
      CSC Holdings LLC
       Senior Notes
       5.25% due 06/01/2024...........................    595,000    592,769
      DISH DBS Corp.
       Company Guar. Notes
       6.75% due 06/01/2021...........................  1,320,000  1,424,775
      DISH DBS Corp.
       Company Guar. Notes
       7.75% due 07/01/2026...........................    530,000    616,125
                                                                  ----------
                                                                   6,049,637
                                                                  ----------
    Casino Hotels -- 0.9%
      Boyd Gaming Corp.
       Company Guar. Notes
       6.88% due 05/15/2023...........................    520,000    560,300
      Caesars Entertainment Resort Properties LLC
       Senior Sec. Notes
       8.00% due 10/01/2020...........................    265,000    276,262
      Caesars Growth Properties Holdings LLC/Caesars
       Growth Properties Finance, Inc.
       Sec. Notes
       9.38% due 05/01/2022...........................  1,285,000  1,381,375
      MGM Resorts International
       Company Guar. Notes
       4.63% due 09/01/2026...........................  1,085,000  1,052,450
                                                                  ----------
                                                                   3,270,387
                                                                  ----------
    Cellular Telecom -- 1.2%
      Sprint Communications, Inc.
       Senior Notes
       6.00% due 11/15/2022...........................    985,000  1,007,162
      Sprint Corp.
       Company Guar. Notes
       7.88% due 09/15/2023...........................  1,710,000  1,893,825
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.38% due 03/01/2025...........................    320,000    344,800
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.50% due 01/15/2026...........................    315,000    344,925
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.73% due 04/28/2022...........................    955,000    988,043
                                                                  ----------
                                                                   4,578,755
                                                                  ----------


                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     Chemicals-Diversified -- 0.2%
       Hexion 2 US Finance Corp.
        Sec. Notes
        13.75% due 02/01/2022*...................... $  400,000 $  383,000
       Hexion, Inc.
        Senior Sec. Notes
        10.38% due 02/01/2022*......................    560,000    558,600
                                                                ----------
                                                                   941,600
                                                                ----------
     Chemicals-Specialty -- 0.4%
       Kraton Polymers LLC/Kraton Polymers Capital
        Corp.
        Company Guar. Notes
        7.00% due 04/15/2025*.......................  1,360,000  1,378,700
       W.R. Grace & Co.
        Company Guar. Notes
        5.13% due 10/01/2021*.......................    135,000    141,581
                                                                ----------
                                                                 1,520,281
                                                                ----------
     Coal -- 0.3%
       Peabody Securities Finance Corp.
        Senior Sec. Notes
        6.00% due 03/31/2022*.......................  1,210,000  1,203,194
                                                                ----------
     Commercial Services -- 0.2%
       ServiceMaster Co. LLC
        Company Guar. Notes
        5.13% due 11/15/2024*.......................    695,000    712,375
                                                                ----------
     Computer Services -- 0.1%
       Harland Clarke Holdings Corp.
        Senior Sec. Notes
        6.88% due 03/01/2020*.......................    350,000    355,250
                                                                ----------
     Computer Software -- 0.4%
       Rackspace Hosting, Inc.
        Company Guar. Notes
        8.63% due 11/15/2024*.......................  1,430,000  1,506,791
                                                                ----------
     Computers -- 0.1%
       Diamond 1 Finance Corp./Diamond 2 Finance
        Corp.
        Senior Sec. Notes
        5.45% due 06/15/2023*.......................    155,000    167,247
       Diamond 1 Finance Corp./Diamond 2 Finance
        Corp.
        Senior Sec. Notes
        6.02% due 06/15/2026*.......................    110,000    119,920
       Diamond 1 Finance Corp./Diamond 2 Finance
        Corp.
        Senior Sec. Notes
        8.10% due 07/15/2036*.......................    140,000    175,820
                                                                ----------
                                                                   462,987
                                                                ----------
     Consulting Services -- 0.2%
       CEB, Inc.
        Company Guar. Notes
        5.63% due 06/15/2023*.......................    860,000    934,175
                                                                ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Containers-Metal/Glass -- 0.3%
       Owens-Brockway Glass Container, Inc.
        Company Guar. Notes
        6.38% due 08/15/2025*....................... $  750,000 $  801,563
       Silgan Holdings, Inc.
        Senior Notes
        4.75% due 03/15/2025*.......................    215,000    215,806
                                                                ----------
                                                                 1,017,369
                                                                ----------
     Containers-Paper/Plastic -- 0.5%
       Berry Plastics Corp.
        Sec. Notes
        5.13% due 07/15/2023........................    680,000    697,000
       Flex Acquisition Co, Inc.
        Senior Notes
        6.88% due 01/15/2025*.......................    485,000    495,476
       Reynolds Group Issuer, Inc./Reynolds Group
        Issuer LLC
        Senior Sec. Notes
        5.13% due 07/15/2023*.......................    635,000    652,462
       Reynolds Group Issuer, Inc./Reynolds Group
        Issuer LLC
        Company Guar. Notes
        7.00% due 07/15/2024*.......................     40,000     42,825
                                                                ----------
                                                                 1,887,763
                                                                ----------
     Data Processing/Management -- 0.2%
       First Data Corp.
        Senior Sec. Notes
        5.00% due 01/15/2024*.......................    685,000    696,988
                                                                ----------
     Diagnostic Equipment -- 0.2%
       Ortho-Clinical Diagnostics, Inc.
        Senior Notes
        6.63% due 05/15/2022*.......................    635,000    590,550
                                                                ----------
     Diagnostic Kits -- 0.2%
       Alere, Inc.
        Company Guar. Notes
        6.50% due 06/15/2020........................    735,000    740,513
                                                                ----------
     Dialysis Centers -- 0.2%
       DaVita HealthCare Partners, Inc.
        Company Guar. Notes
        5.13% due 07/15/2024........................    720,000    727,200
                                                                ----------
     Disposable Medical Products -- 0.2%
       Sterigenics-Nordion Holdings LLC
        Senior Notes
        6.50% due 05/15/2023*.......................    720,000    736,200
                                                                ----------
     Educational Software -- 0.1%
       Blackboard, Inc.
        Sec. Notes
        9.75% due 10/15/2021*.......................    365,000    365,000
                                                                ----------
     Electric-Integrated -- 0.0%
       Texas Competitive Electric Holdings Co. LLC/
        TCEH Finance, Inc.
        Escrow Notes
        11.50% due 10/01/2020+(4)...................  1,667,835     12,509
                                                                ----------


                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     Energy-Alternate Sources -- 0.2%
       TerraForm Power Operating LLC
        Company Guar. Notes
        6.38% due 02/01/2023*........................ $  760,000 $  789,450
                                                                 ----------
     Enterprise Software/Service -- 0.3%
       BMC Software Finance, Inc.
        Senior Notes
        8.13% due 07/15/2021*........................    765,000    770,738
       Infor US, Inc.
        Company Guar. Notes
        6.50% due 05/15/2022.........................    310,000    318,556
                                                                 ----------
                                                                  1,089,294
                                                                 ----------
     Finance-Auto Loans -- 0.7%
       Ally Financial, Inc.
        Senior Notes
        4.13% due 03/30/2020.........................  1,910,000  1,948,200
       Ally Financial, Inc.
        Sub. Notes
        5.75% due 11/20/2025.........................    700,000    716,625
                                                                 ----------
                                                                  2,664,825
                                                                 ----------
     Finance-Consumer Loans -- 0.8%
       Navient Corp.
        Senior Notes
        6.50% due 06/15/2022.........................    691,000    697,046
       Navient Corp.
        Senior Notes
        7.25% due 09/25/2023.........................    205,000    206,025
       Springleaf Finance Corp.
        Company Guar. Notes
        5.25% due 12/15/2019.........................  1,390,000  1,402,163
       TMX Finance LLC/TitleMax Finance Corp.
        Senior Sec. Notes
        8.50% due 09/15/2018*........................    600,000    552,000
                                                                 ----------
                                                                  2,857,234
                                                                 ----------
     Finance-Investment Banker/Broker -- 0.2%
       LPL Holdings, Inc.
        Company Guar. Notes
        5.75% due 09/15/2025*........................    645,000    651,450
                                                                 ----------
     Finance-Mortgage Loan/Banker -- 0.1%
       Ladder Capital Finance Holdings LLLP/Ladder
        Capital Finance Corp.
        Senior Notes
        5.25% due 03/15/2022*........................    420,000    423,150
                                                                 ----------
     Finance-Other Services -- 0.4%
       Nationstar Mtg. LLC/Nationstar Capital Corp.
        Company Guar. Notes
        6.50% due 07/01/2021.........................    415,000    420,188
       Vertiv Intermediate Holding Corp.
        Senior Notes
        12.00% due 02/15/2022*(1)....................    930,000    971,264
                                                                 ----------
                                                                  1,391,452
                                                                 ----------
     Food-Catering -- 0.3%
       AdvancePierre Foods Holdings, Inc.
        Company Guar. Notes
        5.50% due 12/15/2024*........................  1,000,000  1,011,250
                                                                 ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Food-Flour & Grain -- 0.4%
       Post Holdings, Inc.
        Company Guar. Notes
        5.00% due 08/15/2026*....................... $  650,000 $  622,375
       Post Holdings, Inc.
        Company Guar. Notes
        5.50% due 03/01/2025*.......................    490,000    492,450
       Post Holdings, Inc.
        Company Guar. Notes
        5.75% due 03/01/2027*.......................    475,000    473,812
                                                                ----------
                                                                 1,588,637
                                                                ----------
     Food-Misc./Diversified -- 0.6%
       Dole Food Co., Inc.
        Senior Sec. Notes
        7.25% due 06/15/2025*.......................  1,400,000  1,396,500
       Lamb Weston Holdings, Inc.
        Company Guar. Notes
        4.88% due 11/01/2026*.......................    740,000    754,800
       Pinnacle Foods Finance LLC/Pinnacle Foods
        Finance Corp.
        Company Guar. Notes
        5.88% due 01/15/2024........................    130,000    135,525
                                                                ----------
                                                                 2,286,825
                                                                ----------
     Food-Retail -- 0.4%
       Albertsons Cos. LLC/Safeway, Inc.
        Senior Notes
        5.75% due 03/15/2025*.......................    785,000    761,450
       Safeway, Inc.
        Senior Notes
        7.25% due 02/01/2031........................    760,000    736,250
                                                                ----------
                                                                 1,497,700
                                                                ----------
     Gambling (Non-Hotel) -- 0.6%
       Eagle II Acquisition Co., LLC
        Senior Notes
        6.00% due 04/01/2025*.......................    240,000    247,200
       Pinnacle Entertainment, Inc.
        Senior Notes
        5.63% due 05/01/2024*.......................    935,000    946,687
       Scientific Games International, Inc.
        Company Guar. Notes
        6.63% due 05/15/2021........................    495,000    464,063
       Scientific Games International, Inc.
        Senior Sec. Notes
        7.00% due 01/01/2022*.......................    690,000    736,575
                                                                ----------
                                                                 2,394,525
                                                                ----------
     Gas-Distribution -- 0.4%
       AmeriGas Partners LP/AmeriGas Finance Corp.
        Senior Notes
        5.50% due 05/20/2025........................    505,000    501,213
       NGL Energy Partners LP/NGL Energy Finance
        Corp
        Company Guar. Notes
        5.13% due 07/15/2019........................    935,000    937,337
                                                                ----------
                                                                 1,438,550
                                                                ----------


                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Hotels/Motels -- 0.1%
      Diamond Resorts International, Inc.
       Senior Sec. Notes
       7.75% due 09/01/2023*......................... $   90,000 $   94,050
      Hilton Worldwide Finance LLC/Hilton Worldwide
       Finance Corp.
       Senior Notes
       4.63% due 04/01/2025*.........................    320,000    323,904
      Hilton Worldwide Finance LLC/Hilton Worldwide
       Finance Corp.
       Senior Notes
       4.88% due 04/01/2027*.........................    100,000    101,000
                                                                 ----------
                                                                    518,954
                                                                 ----------
    Housewares -- 0.1%
      American Greetings Corp.
       Senior Notes
       7.88% due 02/15/2025*.........................    545,000    572,250
                                                                 ----------
    Independent Power Producers -- 1.0%
      Calpine Corp.
       Senior Notes
       5.38% due 01/15/2023..........................  1,487,000  1,500,086
      Dynegy, Inc.
       Company Guar. Notes
       7.38% due 11/01/2022..........................  1,580,000  1,564,200
      NRG Energy, Inc.
       Company Guar. Notes
       7.25% due 05/15/2026..........................    630,000    648,900
                                                                 ----------
                                                                  3,713,186
                                                                 ----------
    Insurance-Multi-line -- 0.1%
      Genworth Holdings, Inc.
       Company Guar. Notes
       4.90% due 08/15/2023..........................    400,000    333,000
                                                                 ----------
    Internet Connectivity Services -- 0.2%
      Cogent Communications Group, Inc.
       Senior Sec. Notes
       5.38% due 03/01/2022*.........................    170,000    174,462
      Zayo Group LLC/Zayo Capital, Inc.
       Company Guar. Notes
       5.75% due 01/15/2027*.........................     35,000     36,918
      Zayo Group LLC/Zayo Capital, Inc.
       Company Guar. Notes
       6.38% due 05/15/2025..........................    670,000    723,178
                                                                 ----------
                                                                    934,558
                                                                 ----------
    Medical Information Systems -- 0.1%
      Change Healthcare Holdings LLC/Change
       Healthcare Finance, Inc.
       Senior Bonds
       5.75% due 03/01/2025*.........................    345,000    353,625
                                                                 ----------
    Medical Labs & Testing Services -- 0.5%
      Tennessee Merger Sub, Inc.
       Company Guar. Notes
       6.38% due 02/01/2025*.........................  1,835,000  1,798,300
                                                                 ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Medical Products -- 0.2%
      Hill-Rom Holdings, Inc.
       Company Guar. Notes
       5.00% due 02/15/2025*.......................... $  760,000 $  759,050
                                                                  ----------
    Medical-Drugs -- 0.5%
      Endo Finance LLC/Endo Finco, Inc.
       Company Guar. Notes
       5.38% due 01/15/2023*..........................    460,000    397,035
      inVentiv Group Holdings, Inc./inVentiv Health,
       Inc./inVentiv Health Clinical, Inc.
       Company Guar. Notes
       7.50% due 10/01/2024*..........................    270,000    277,762
      PRA Holdings, Inc.
       Senior Notes
       9.50% due 10/01/2023*..........................    421,000    467,310
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       6.38% due 10/15/2020*..........................    505,000    457,025
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       7.25% due 07/15/2022*..........................    295,000    251,488
                                                                  ----------
                                                                   1,850,620
                                                                  ----------
    Medical-HMO -- 0.4%
      MPH Acquisition Holdings LLC
       Company Guar. Notes
       7.13% due 06/01/2024*..........................  1,000,000  1,075,125
      WellCare Health Plans, Inc.
       Senior Notes
       5.25% due 04/01/2025...........................    525,000    537,232
                                                                  ----------
                                                                   1,612,357
                                                                  ----------
    Medical-Hospitals -- 2.3%
      CHS/Community Health Systems, Inc.
       Senior Sec. Notes
       5.13% due 08/01/2021...........................    580,000    573,475
      CHS/Community Health Systems, Inc.
       Senior Sec. Notes
       6.25% due 03/31/2023...........................    195,000    198,413
      CHS/Community Health Systems, Inc.
       Company Guar. Notes
       6.88% due 02/01/2022...........................    730,000    627,800
      Envision Healthcare Corp.
       Company Guar. Notes
       6.25% due 12/01/2024*..........................    345,000    362,250
      HCA, Inc.
       Senior Sec. Notes
       4.50% due 02/15/2027...........................    380,000    380,000
      HCA, Inc.
       Senior Sec. Notes
       5.25% due 06/15/2026...........................    705,000    742,012
      HCA, Inc.
       Company Guar. Notes
       5.38% due 02/01/2025...........................  1,595,000  1,662,787
      IASIS Healthcare LLC/IASIS Capital Corp.
       Company Guar. Notes
       8.38% due 05/15/2019...........................    615,000    588,863


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       Medical-Hospitals (continued)
         Surgery Center Holdings, Inc.
          Company Guar. Notes
          8.88% due 04/15/2021*.................... $  420,000 $  444,150
         Surgical Care Affiliates, Inc.
          Company Guar. Notes
          6.00% due 04/01/2023*....................    734,000    787,215
         Tenet Healthcare Corp. FRS
          Senior Sec. Notes
          4.63% due 06/15/2020.....................    315,000    316,575
         Tenet Healthcare Corp.
          Senior Notes
          5.00% due 03/01/2019.....................    760,000    761,163
         Tenet Healthcare Corp.
          Senior Sec. Notes
          6.00% due 10/01/2020.....................    750,000    793,125
         Tenet Healthcare Corp.
          Senior Notes
          8.13% due 04/01/2022.....................    355,000    370,531
                                                               ----------
                                                                8,608,359
                                                               ----------
       Metal Processors & Fabrication -- 0.3%
         Novelis Corp.
          Company Guar. Notes
          5.88% due 09/30/2026*....................  1,015,000  1,036,569
         Novelis Corp.
          Company Guar. Notes
          6.25% due 08/15/2024*....................     90,000     93,825
                                                               ----------
                                                                1,130,394
                                                               ----------
       Metal-Aluminum -- 0.2%
         Aleris International, Inc.
          Senior Sec. Notes
          9.50% due 04/01/2021*....................    763,000    820,225
                                                               ----------
       Metal-Copper -- 0.5%
         Freeport-McMoRan Copper & Gold, Inc.
          Company Guar. Notes
          3.88% due 03/15/2023.....................  1,480,000  1,361,038
         Freeport-McMoRan, Inc.
          Company Guar. Notes
          3.55% due 03/01/2022.....................    445,000    412,737
                                                               ----------
                                                                1,773,775
                                                               ----------
       Networking Products -- 0.4%
         Radiate Holdco LLC/Radiate Finance, Inc.
          Senior Notes
          6.63% due 02/15/2025*....................  1,700,000  1,677,687
                                                               ----------
       Non-Hazardous Waste Disposal -- 0.2%
         Advanced Disposal Services, Inc.
          Company Guar. Notes
          5.63% due 11/15/2024*....................    660,000    666,600
                                                               ----------
       Office Automation & Equipment -- 0.3%
         CDW LLC/CDW Finance Corp.
          Company Guar. Notes
          5.00% due 09/01/2023.....................    885,000    894,956

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   U.S. CORPORATE BONDS & NOTES (continued)
   Office Automation & Equipment (continued)
     CDW LLC/CDW Finance Corp.
      Company Guar. Notes
      5.00% due 09/01/2025............................ $   75,000 $   76,500
                                                                  ----------
                                                                     971,456
                                                                  ----------
   Oil & Gas Drilling -- 0.2%
     Rowan Cos., Inc.
      Company Guar. Notes
      5.40% due 12/01/2042............................    870,000    652,500
                                                                  ----------
   Oil Companies-Exploration & Production -- 4.5%
     Alta Mesa Holdings LP/Alta Mesa Finance
      Services Corp.
      Company Guar. Notes
      7.88% due 12/15/2024*...........................    910,000    948,675
     Antero Resources Corp.
      Company Guar. Notes
      5.38% due 11/01/2021............................    130,000    133,522
     Antero Resources Corp.
      Company Guar. Notes
      5.63% due 06/01/2023............................    190,000    194,275
     Bonanza Creek Energy, Inc.
      Company Guar. Notes
      6.75 due 04/15/2021(2)(3).......................    425,000    342,125
     Callon Petroleum Co
      Company Guar. Notes
      6.13% due 10/01/2024*...........................    473,000    491,920
     Carrizo Oil & Gas, Inc.
      Company Guar. Notes
      6.25% due 04/15/2023............................  1,550,000  1,553,875
     Chesapeake Energy Corp.
      Company Guar. Notes
      5.75% due 03/15/2023............................    220,000    200,200
     Chesapeake Energy Corp.
      Company Guar. Notes
      6.63% due 08/15/2020............................  1,100,000  1,098,625
     Continental Resources, Inc.
      Company Guar. Notes
      4.50% due 04/15/2023............................    420,000    408,710
     Denbury Resources, Inc.
      Company Guar. Notes
      5.50% due 05/01/2022............................    655,000    510,900
     Diamondback Energy, Inc.
      Company Guar. Notes
      5.38% due 05/31/2025*...........................    775,000    794,375
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Senior Sec. Notes
      8.00% due 11/29/2024*...........................    410,000    430,500
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Sec. Bonds
      8.00% due 02/15/2025*...........................    270,000    251,100
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Company Guar. Notes
      9.38% due 05/01/2020............................  1,284,000  1,210,427
     Laredo Petroleum, Inc.
      Company Guar. Notes
      5.63% due 01/15/2022............................    470,000    468,825


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      Oil Companies-Exploration & Production (continued)
        Matador Resources Co.
         Company Guar. Notes
         6.88% due 04/15/2023*.................... $1,240,000 $ 1,295,800
        Newfield Exploration Co.
         Senior Notes
         5.75% due 01/30/2022.....................    590,000     626,138
        Oasis Petroleum, Inc.
         Company Guar. Notes
         6.88% due 01/15/2023.....................    865,000     880,137
        Parsley Energy LLC/Parsley Finance Corp.
         Company Guar. Notes
         6.25% due 06/01/2024*....................    515,000     545,900
        QEP Resources, Inc.
         Senior Notes
         5.25% due 05/01/2023.....................  1,105,000   1,083,331
        Range Resources Corp.
         Company Guar. Notes
         5.00% due 03/15/2023*....................    955,000     940,675
        RSP Permian, Inc.
         Company Guar. Notes
         5.25% due 01/15/2025*....................    665,000     669,987
        SM Energy Co.
         Senior Notes
         6.13% due 11/15/2022.....................    340,000     342,550
        SM Energy Co.
         Senior Notes
         6.50% due 01/01/2023.....................    720,000     730,800
        Whiting Petroleum Corp.
         Company Guar. Notes
         5.75% due 03/15/2021.....................    720,000     712,800
                                                              -----------
                                                               16,866,172
                                                              -----------
      Oil Refining & Marketing -- 0.5%
        Sunoco LP/Sunoco Finance Corp.
         Company Guar. Notes
         6.38% due 04/01/2023.....................  1,755,000   1,781,325
                                                              -----------
      Oil-Field Services -- 0.1%
        FTS International, Inc. FRS
         Senior Sec. Notes
         8.63% due 06/15/2020*....................    475,000     481,531
                                                              -----------
      Paper & Related Products -- 0.0%
        Mercer International, Inc.
         Senior Notes
         6.50% due 02/01/2024*....................    135,000     135,338
                                                              -----------
      Physicians Practice Management -- 0.2%
        MEDNAX, Inc.
         Company Guar. Notes
         5.25% due 12/01/2023*....................    620,000     632,400
                                                              -----------
      Pipelines -- 1.5%
        American Midstream Partners LP/American
         Midstream Finance Corp.
         Company Guar. Notes
         8.50% due 12/15/2021*....................    685,000     698,700

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Pipelines (continued)
      Blue Racer Midstream LLC/Blue Racer Finance
       Corp.
       Company Guar. Notes
       6.13% due 11/15/2022*.......................... $  875,000 $  885,938
      Cheniere Corpus Christi Holdings LLC
       Senior Sec. Notes
       5.88% due 03/31/2025*..........................  1,815,000  1,892,137
      Crestwood Midstream Partners LP/Crestwood
       Midstream Finance Corp.
       Company Guar. Notes
       5.75% due 04/01/2025*..........................    415,000    423,819
      Crestwood Midstream Partners LP/Crestwood
       Midstream Finance Corp.
       Company Guar. Notes
       6.25% due 04/01/2023...........................    600,000    622,500
      Energy Transfer Equity LP
       Senior Sec. Notes
       7.50% due 10/15/2020...........................    571,000    636,665
      Holly Energy Partners LP/Holly Energy Finance
       Corp.
       Company Guar. Notes
       6.00% due 08/01/2024*..........................    100,000    104,750
      Summit Midstream Holdings LLC/Summit
       Midstream Finance Corp.
       Company Guar. Notes
       5.75% due 04/15/2025...........................    245,000    243,775
                                                                  ----------
                                                                   5,508,284
                                                                  ----------
    Private Equity -- 0.3%
      Icahn Enterprises LP/Icahn Enterprises Finance
       Corp.
       Company Guar. Notes
       5.88% due 02/01/2022...........................  1,120,000  1,136,800
      Icahn Enterprises LP/Icahn Enterprises Finance
       Corp.
       Senior Notes
       6.25% due 02/01/2022*..........................    180,000    182,700
                                                                  ----------
                                                                   1,319,500
                                                                  ----------
    Radio -- 0.2%
      Sirius XM Radio, Inc.
       Company Guar. Notes
       5.38% due 07/15/2026*..........................    835,000    853,788
                                                                  ----------
    Real Estate Investment Trusts -- 1.3%
      Corrections Corp. of America
       Company Guar. Notes
       5.00% due 10/15/2022...........................    615,000    634,987
      CyrusOne LP/CyrusOne Finance Corp.
       Company Guar. Notes
       5.00% due 03/15/2024*..........................    150,000    154,125
      CyrusOne LP/CyrusOne Finance Corp.
       Company Guar. Notes
       5.38% due 03/15/2027*..........................    155,000    156,550
      ESH Hospitality, Inc.
       Company Guar. Notes
       5.25% due 05/01/2025*..........................    780,000    786,334


                                                         Principal    Value
                  Security Description                    Amount     (Note 2)
  Real Estate Investment Trusts (continued)
    iStar Financial, Inc.
     Senior Notes
     5.00% due 07/01/2019............................... $1,000,000 $1,006,250
    iStar, Inc.
     Senior Notes
     6.00% due 04/01/2022...............................    215,000    218,225
    MGM Growth Properties Operating Partnership
     LP/MGP Finance Co-Issuer, Inc.
     Company Guar. Notes
     5.63% due 05/01/2024...............................    280,000    295,400
    MPT Operating Partnership LP/MPT Finance
     Corp.
     Company Guar. Notes
     6.38% due 03/01/2024...............................    315,000    338,625
    Starwood Property Trust, Inc.
     Senior Notes
     5.00% due 12/15/2021*..............................    325,000    337,188
    Uniti Group, Inc./CSL Capital LLC
     Company Guar. Notes
     7.13% due 12/15/2024*..............................  1,065,000  1,080,975
                                                                    ----------
                                                                     5,008,659
                                                                    ----------
  Rental Auto/Equipment -- 0.2%
    United Rentals North America, Inc.
     Company Guar. Notes
     5.50% due 07/15/2025...............................    675,000    695,250
                                                                    ----------
  Resort/Theme Parks -- 0.1%
    Six Flags Entertainment Corp.
     Company Guar. Notes
     4.88% due 07/31/2024*..............................    330,000    326,700
                                                                    ----------
  Retail-Automobile -- 0.2%
    Sonic Automotive, Inc.
     Company Guar. Notes
     6.13% due 03/15/2027*..............................    800,000    801,000
                                                                    ----------
  Retail-Drug Store -- 0.2%
    Rite Aid Corp.
     Company Guar. Notes
     6.75% due 06/15/2021...............................    730,000    733,194
                                                                    ----------
  Retail-Hypermarkets -- 0.1%
    Tops Holding LLC /Tops Markets II Corp.
     Senior Sec. Notes
     8.00% due 06/15/2022*..............................    670,000    549,400
                                                                    ----------
  Retail-Perfume & Cosmetics -- 0.1%
    Sally Holdings LLC/Sally Capital, Inc.
     Company Guar. Notes
     5.63% due 12/01/2025...............................    500,000    499,375
                                                                    ----------
  Retail-Pet Food & Supplies -- 0.2%
    PetSmart, Inc.
     Senior Notes
     7.13% due 03/15/2023*..............................    860,000    817,000
                                                                    ----------
  Retail-Propane Distribution -- 0.1%
    Ferrellgas Partners LP/Ferrellgas Partners Finance
     Corp.
     Senior Notes
     8.63% due 06/15/2020*..............................    570,000    545,775
                                                                    ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                     Principal   Value
                  Security Description                Amount    (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Retail-Restaurants -- 0.1%
        Landry's, Inc.
         Senior Notes
         6.75% due 10/15/2024*...................... $340,000  $  352,750
                                                               ----------
      Rubber-Tires -- 0.1%
        Goodyear Tire & Rubber Co.
         Company Guar. Notes
         4.88% due 03/15/2027.......................  550,000     550,000
                                                               ----------
      Rubber/Plastic Products -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/2007+(3)(4)(5)(6).........  550,000           0
                                                               ----------
      Security Services -- 0.7%
        ADT Corp.
         Senior Sec. Notes
         6.25% due 10/15/2021.......................  845,000     918,430
        Altegrity, Inc.
         Senior Sec. Notes
         9.50% due 07/01/2019*......................  865,000     914,738
        Prime Security Services Borrower LLC/Prime
         Finance, Inc.
         Sec. Notes
         9.25% due 05/15/2023*......................  785,000     860,556
                                                               ----------
                                                                2,693,724
                                                               ----------
      Soap & Cleaning Preparation -- 0.3%
        Kronos Acquisition Holdings, Inc.
         Company Guar. Notes
         9.00% due 08/15/2023*......................  940,000     956,450
                                                               ----------
      Steel-Producers -- 0.4%
        AK Steel Corp.
         Company Guar. Notes
         7.00% due 03/15/2027.......................  745,000     741,737
        AK Steel Corp.
         Senior Sec. Notes
         7.50% due 07/15/2023.......................  495,000     537,075
        Steel Dynamics, Inc.
         Company Guar. Notes
         5.00% due 12/15/2026*......................  110,000     111,375
                                                               ----------
                                                                1,390,187
                                                               ----------
      Telecom Services -- 0.1%
        Qwest Corp.
         Senior Notes
         7.25% due 09/15/2025.......................  415,000     453,601
                                                               ----------
      Telecommunication Equipment -- 0.1%
        CommScope Technologies LLC
         Company Guar. Notes
         5.00% due 03/15/2027*......................  200,000     199,690
                                                               ----------
      Telephone-Integrated -- 1.0%
        CenturyLink, Inc.
         Senior Notes
         7.50% due 04/01/2024.......................  650,000     687,174
        Frontier Communications Corp.
         Senior Notes
         6.25% due 09/15/2021.......................  495,000     460,350


                                               Principal     Value
                 Security Description           Amount      (Note 2)
          Telephone-Integrated (continued)
            Frontier Communications Corp.
             Senior Notes
             10.50% due 09/15/2022............ $2,095,000 $  2,121,187
            Level 3 Financing, Inc.
             Company Guar. Notes
             5.25% due 03/15/2026.............    580,000      582,900
                                                          ------------
                                                             3,851,611
                                                          ------------
          Television -- 0.1%
            Sinclair Television Group, Inc.
             Company Guar. Notes
             5.13% due 02/15/2027*............    300,000      289,500
                                                          ------------
          Theaters -- 0.1%
            AMC Entertainment Holdings, Inc.
             Company Guar. Notes
             5.88% due 11/15/2026*............    195,000      197,194
                                                          ------------
          Total U.S. Corporate Bonds & Notes
             (cost $143,495,885)..............             145,340,958
                                                          ------------
          FOREIGN CORPORATE BONDS & NOTES -- 9.9%
          Building Products-Cement -- 0.2%
            Cemex SAB de CV
             Senior Sec. Notes
             5.70% due 01/11/2025*............    510,000      529,125
            Cemex SAB de CV
             Senior Sec. Notes
             7.75% due 04/16/2026*............    200,000      225,042
                                                          ------------
                                                               754,167
                                                          ------------
          Cable/Satellite TV -- 2.0%
            Altice Financing SA
             Senior Sec. Notes
             6.63% due 02/15/2023*............  1,025,000    1,067,025
            Altice Luxembourg SA
             Company Guar. Notes
             7.63% due 02/15/2025*............  1,390,000    1,469,056
            Numericable-SFR SA
             Senior Sec. Notes
             6.00% due 05/15/2022*............  1,200,000    1,243,500
            Numericable-SFR SA
             Senior Sec. Notes
             7.38% due 05/01/2026*............    910,000      937,300
            UPCB Finance IV, Ltd.
             Senior Sec. Notes
             5.38% due 01/15/2025*............    360,000      362,250
            Videotron, Ltd./Videotron Ltee
             Senior Notes
             5.13% due 04/15/2027*............    317,000      317,000
            Virgin Media Finance PLC
             Company Guar. Notes
             6.00% due 10/15/2024*............    400,000      414,500
            VTR Finance BV
             Senior Sec. Notes
             6.88% due 01/15/2024*............  1,030,000    1,071,200
            Ziggo Secured Finance BV
             Senior Sec. Notes
             5.50% due 01/15/2027*............    750,000      749,925
                                                          ------------
                                                             7,631,756
                                                          ------------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Casino Services -- 0.2%
       Gateway Casinos & Entertainment, Ltd.
        Sec. Notes
        8.25% due 03/01/2024*........................ $  860,000 $  870,750
                                                                 ----------
     Chemicals-Diversified -- 0.2%
       INEOS Group Holdings SA
        Company Guar. Notes
        5.63% due 08/01/2024*........................    955,000    957,388
                                                                 ----------
     Chemicals-Specialty -- 0.1%
       Alpha 3 BV/Alpha US Bidco, Inc.
        Company Guar. Notes
        6.25% due 02/01/2025*........................    280,000    283,500
                                                                 ----------
     Containers-Metal/Glass -- 0.3%
       Ardagh Packaging Finance PLC/Ardagh Holdings
        USA, Inc.
        Company Guar. Notes
        6.00% due 06/30/2021*........................    365,000    375,950
       Ardagh Packaging Finance PLC/Ardagh Holdings
        USA, Inc.
        Company Guar. Notes
        6.00% due 02/15/2025*........................    350,000    353,937
       Ardagh Packaging Finance PLC/Ardagh Holdings
        USA, Inc.
        Company Guar. Notes
        7.25% due 05/15/2024*........................    260,000    278,200
                                                                 ----------
                                                                  1,008,087
                                                                 ----------
     Cruise Lines -- 0.3%
       NCL Corp., Ltd.
        Senior Notes
        4.75% due 12/15/2021*........................  1,035,000  1,050,525
                                                                 ----------
     Diversified Manufacturing Operations -- 0.5%
       Bombardier, Inc.
        Senior Notes
        4.75% due 04/15/2019*........................    585,000    593,044
       Bombardier, Inc.
        Senior Notes
        6.13% due 01/15/2023*........................    305,000    298,900
       Bombardier, Inc.
        Senior Notes
        8.75% due 12/01/2021*........................    850,000    930,750
                                                                 ----------
                                                                  1,822,694
                                                                 ----------
     Diversified Minerals -- 0.2%
       FMG Resources August 2006 Pty, Ltd.
        Senior Sec. Notes
        9.75% due 03/01/2022*........................    410,000    469,963
       Teck Resources, Ltd.
        Company Guar. Notes
        8.50% due 06/01/2024*........................    240,000    276,900
                                                                 ----------
                                                                    746,863
                                                                 ----------
     Finance-Commercial -- 0.1%
       Dana Financing Luxembourg SARL
        Company Guar. Notes
        5.75% due 04/15/2025*........................    180,000    181,575


                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     Finance-Commercial (continued)
       Dana Financing Luxembourg SARL
        Company Guar. Notes
        6.50% due 06/01/2026*....................... $  185,000 $  192,863
                                                                ----------
                                                                   374,438
                                                                ----------
     Finance-Leasing Companies -- 0.4%
       Aircastle, Ltd.
        Senior Notes
        5.00% due 04/01/2023........................  1,425,000  1,499,812
                                                                ----------
     Food-Meat Products -- 0.1%
       MARB BondCo PLC
        Company Guar. Notes
        7.00% due 03/15/2024*.......................    200,000    198,500
                                                                ----------
     Gambling (Non-Hotel) -- 0.2%
       International Game Technology PLC
        Senior Sec. Notes
        6.25% due 02/15/2022*.......................    900,000    960,750
                                                                ----------
     Hazardous Waste Disposal -- 0.1%
       Tervita Escrow Corp.
        Sec. Notes
        7.63% due 12/01/2021*.......................    185,000    191,013
                                                                ----------
     Machinery-Farming -- 0.2%
       CNH Industrial NV
        Senior Notes
        4.50% due 08/15/2023........................    750,000    760,313
                                                                ----------
     Medical Products -- 0.1%
       Mallinckrodt International Finance SA/
        Mallinckrodt CB LLC
        Company Guar. Notes
        5.63% due 10/15/2023*.......................    465,000    442,913
                                                                ----------
     Medical-Biomedical/Gene -- 0.1%
       Concordia International Corp.
        Senior Notes
        7.00% due 04/15/2023*.......................    801,000    156,195
       Concordia International Corp.
        Senior Sec. Notes
        9.00% due 04/01/2022*.......................    245,000    176,706
                                                                ----------
                                                                   332,901
                                                                ----------
     Medical-Drugs -- 0.3%
       Capsugel SA
        Company Guar. Notes
        7.00% due 05/15/2019+*(1)...................    573,000    571,567
       Valeant Pharmaceuticals International, Inc.
        Senior Sec. Notes
        6.50% due 03/15/2022*.......................     85,000     87,444
       Valeant Pharmaceuticals International, Inc.
        Company Guar. Notes
        6.75% due 08/15/2018*.......................    127,000    127,159
       Valeant Pharmaceuticals International, Inc.
        Senior Sec. Notes
        7.00% due 03/15/2024*.......................    185,000    189,856
                                                                ----------
                                                                   976,026
                                                                ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                Principal    Value
                 Security Description            Amount     (Note 2)
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Metal-Aluminum -- 0.3%
            Rusal Capital DAC
             Company Guar. Notes
             5.13% due 02/02/2022*............. $1,100,000 $1,106,090
                                                           ----------
          Metal-Copper -- 0.1%
            Hudbay Minerals, Inc.
             Company Guar. Notes
             7.25% due 01/15/2023*.............    400,000    424,000
                                                           ----------
          Metal-Diversified -- 0.3%
            Vedanta Resources PLC
             Senior Notes
             6.38% due 07/30/2022*.............    405,000    407,025
            Vedanta Resources PLC
             Senior Notes
             8.25% due 06/07/2021*.............    800,000    859,600
                                                           ----------
                                                            1,266,625
                                                           ----------
          Metal-Iron -- 0.4%
            Vale Overseas, Ltd.
             Company Guar. Notes
             5.88% due 06/10/2021..............    460,000    492,945
            Vale Overseas, Ltd.
             Company Guar. Notes
             6.25% due 08/10/2026..............    820,000    890,725
                                                           ----------
                                                            1,383,670
                                                           ----------
          Oil & Gas Drilling -- 0.9%
            Noble Holding International, Ltd.
             Company Guar. Notes
             7.75% due 01/15/2024..............    995,000    955,200
            Precision Drilling Corp.
             Company Guar. Notes
             7.75% due 12/15/2023*.............    620,000    652,550
            Transocean, Inc.
             Company Guar. Notes
             6.80% due 03/15/2038..............    520,000    427,700
            Transocean, Inc.
             Company Guar. Notes
             9.00% due 07/15/2023*.............  1,235,000  1,318,362
                                                           ----------
                                                            3,353,812
                                                           ----------
          Oil Companies-Exploration & Production -- 0.3%
            Alberta Energy Co., Ltd.
             Senior Notes
             8.13% due 09/15/2030..............    480,000    610,478
            MEG Energy Corp.
             Sec. Notes
             6.50% due 01/15/2025*.............    725,000    725,000
                                                           ----------
                                                            1,335,478
                                                           ----------
          Oil Companies-Integrated -- 0.5%
            Petrobras Global Finance BV
             Company Guar. Notes
             8.38% due 05/23/2021..............    645,000    728,527
            Petrobras Global Finance BV
             Company Guar. Notes
             8.75% due 05/23/2026..............    940,000  1,088,050
                                                           ----------
                                                            1,816,577
                                                           ----------


                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Oil-Field Services -- 0.2%
      Weatherford International, Ltd.
       Company Guar. Notes
       8.25% due 06/15/2023.......................... $  485,000 $   527,438
      Weatherford International, Ltd.
       Company Guar. Notes
       9.88% due 02/15/2024*.........................    140,000     162,050
                                                                 -----------
                                                                     689,488
                                                                 -----------
    Paper & Related Products -- 0.3%
      Cascades, Inc.
       Company Guar. Notes
       5.50% due 07/15/2022*.........................    675,000     673,312
      Cascades, Inc.
       Company Guar. Notes
       5.75% due 07/15/2023*.........................    530,000     530,000
                                                                 -----------
                                                                   1,203,312
                                                                 -----------
    Regional Authority -- 0.2%
      Provincia de Buenos Aires
       Senior Notes
       6.50% due 02/15/2023*.........................    935,000     937,057
                                                                 -----------
    Satellite Telecom -- 0.3%
      Intelsat Jackson Holdings SA
       Company Guar. Notes
       5.50% due 08/01/2023..........................    240,000     198,000
      Intelsat Jackson Holdings SA
       Company Guar. Notes
       7.25% due 04/01/2019..........................    695,000     662,856
      Intelsat Jackson Holdings SA
       Senior Sec. Notes
       8.00% due 02/15/2024*.........................    175,000     185,500
                                                                 -----------
                                                                   1,046,356
                                                                 -----------
    Special Purpose Entity -- 0.0%
      Hellas Telecommunications Luxembourg II SCA
       FRS
       Sub. Notes
       6.00% due 01/15/2015+*(3)(4)(5)(6)............  1,025,000           0
                                                                 -----------
    Steel-Producers -- 0.3%
      ArcelorMittal
       Senior Notes
       6.13% due 06/01/2025..........................    745,000     826,950
      BlueScope Steel Finance, Ltd./BlueScope Steel
       Finance USA LLC
       Company Guar. Notes
       6.50% due 05/15/2021*.........................    490,000     514,500
                                                                 -----------
                                                                   1,341,450
                                                                 -----------
    Transport-Equipment & Leasing -- 0.2%
      Park Aerospace Holdings, Ltd.
       Company Guar. Notes
       5.25% due 08/15/2022*.........................    130,000     135,200
      Park Aerospace Holdings, Ltd.
       Company Guar. Notes
       5.50% due 02/15/2024*.........................    520,000     540,800
                                                                 -----------
                                                                     676,000
                                                                 -----------
    Total Foreign Corporate Bonds & Notes
       (cost $37,873,595)............................             37,442,311
                                                                 -----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      LOANS(7)(8)(9) -- 48.9%
      Advertising Services -- 0.1%
        Advantage Sales & Marketing, Inc. FRS
         2nd Lien
         7.50% due 07/25/2022....................... $  563,000 $  543,295
                                                                ----------
      Aerospace/Defense-Equipment -- 1.0%
        Silver II Borrower SCA FRS
         BTL
         4.15% due 12/13/2019.......................  1,835,000  1,724,900
        TransDigm, Inc. FRS
         BTL-F
         3.98% due 06/09/2023.......................    472,735    470,076
        TransDigm, Inc. FRS
         BTL-D
         3.98% -- 4.15% due 06/04/2021..............  1,462,406  1,457,836
                                                                ----------
                                                                 3,652,812
                                                                ----------
      Airlines -- 0.3%
        Air Canada FRS
         BTL-B
         3.76% due 10/06/2023.......................    482,000    486,338
        United Airlines, Inc. FRS
         BTL-B
         2.50% due 03/21/2024.......................    550,000    551,375
                                                                ----------
                                                                 1,037,713
                                                                ----------
      Auction Houses/Art Dealers -- 0.3%
        KAR Auction Services, Inc. FRS
         BTL-B3
         4.50% due 03/09/2023.......................  1,081,080  1,093,242
                                                                ----------
      Auto-Heavy Duty Trucks -- 0.3%
        Navistar, Inc. FRS
         BTL-B
         5.00% due 08/07/2020.......................  1,019,836  1,030,035
                                                                ----------
      Auto/Truck Parts & Equipment-Original -- 1.4%
        Accuride Corp. FRS
         BTL-B
         8.15% due 10/21/2023.......................    997,500    991,266
        Cooper-Standard Automotive, Inc. FRS
         BTL-B1
         3.90% due 11/02/2023.......................    363,578    366,608
        Federal-Mogul Holdings Corp. FRS
         BTL-C
         4.75% due 04/15/2021.......................  2,638,102  2,628,868
        MPG Holdco I, Inc. FRS
         BTL-B
         3.75% due 10/20/2021.......................    688,178    688,780
        TI Group Automotive Systems LLC FRS
         BTL-B
         3.73% due 06/30/2022.......................    698,365    701,420
                                                                ----------
                                                                 5,376,942
                                                                ----------
      Bicycle Manufacturing -- 0.2%
        SRAM LLC FRS
         BTL-B
         4.50% -- 6.50% due 03/15/2024..............    672,344    674,025
                                                                ----------


                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Bloodstock Services -- 0.2%
      NVA Holdings, Inc. FRS
       BTL-B2
       4.50% due 08/14/2021.......................... $  312,195 $  314,536
      NVA Holdings, Inc. FRS
       2nd Lien
       8.15% due 08/14/2022..........................    482,382    485,196
                                                                 ----------
                                                                    799,732
                                                                 ----------
    Broadcast Services/Program -- 1.4%
      iHeartCommunications, Inc. FRS
       BTL-D
       7.73% due 01/30/2019..........................  1,555,000  1,334,708
      Nexstar Broadcasting, Inc. FRS
       BTL-B
       3.94% due 01/17/2024..........................    683,093    686,223
      Univision Communications, Inc. FRS
       BTL
       3.75% due 03/15/2024..........................  3,357,872  3,331,640
                                                                 ----------
                                                                  5,352,571
                                                                 ----------
    Building & Construction Products-Misc. -- 0.5%
      CPG International, Inc. FRS
       BTL-B
       4.90% due 09/30/2020..........................    723,779    726,493
      Summit Materials Co. I LLC FRS
       BTL-B
       3.75% due 07/17/2022..........................  1,034,573  1,043,625
                                                                 ----------
                                                                  1,770,118
                                                                 ----------
    Building Products-Cement -- 1.0%
      Headwaters, Inc. FRS
       BTL-B1
       4.00% due 03/24/2022..........................  1,702,632  1,705,612
      Quikrete Holdings, Inc. FRS
       BTL-B
       4.23% due 11/15/2023..........................  2,149,612  2,170,661
                                                                 ----------
                                                                  3,876,273
                                                                 ----------
    Building-Residential/Commercial -- 0.0%
      TOUSA, Inc.
       Escrow Loans
       12.25% due 08/15/2011+(4)(5)..................  2,037,810          0
                                                                 ----------
    Cable/Satellite TV -- 0.3%
      CSC Holdings FRS
       1st Lien
       3.94% due 07/09/2025..........................    649,688    647,793
      Virgin Media Bristol LLC FRS
       BTL
       3.66% due 01/31/2025..........................    405,000    405,911
                                                                 ----------
                                                                  1,053,704
                                                                 ----------
    Casino Hotels -- 0.9%
      Boyd Gaming Corp. FRS
       BTL-B2
       2.50% due 09/15/2023..........................    330,000    331,072
      Caesars Entertainment Operating Co., Inc. FRS
       BTL-B5
       1.50% due 03/01/2022(3).......................    260,000    291,417

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   LOANS (continued)
   Casino Hotels (continued)
     Caesars Entertainment Resort Properties LLC FRS
      BTL-B
      7.00% due 10/11/2020............................ $  997,269 $1,003,918
     CityCenter Holdings LLC FRS
      BTL-B
      3.73% due 10/16/2020............................  1,044,331  1,054,775
     Eldorado Resorts LLC FRS
      BTL-B
      2.25% due 03/13/2024............................    485,000    485,202
     Eldorado Resorts, Inc. FRS
      BTL-B
      4.25% due 07/23/2022............................    328,155    328,155
                                                                  ----------
                                                                   3,494,539
                                                                  ----------
   Casino Services -- 0.2%
     Gateway Casinos & Entertainment, Ltd. FRS
      BTL-B1
      4.80% due 02/22/2023............................    515,000    519,828
     Graton Economic Development Authority FRS
      BTL-B
      4.75% due 09/01/2022............................    310,882    312,631
                                                                  ----------
                                                                     832,459
                                                                  ----------
   Chemicals-Diversified -- 0.5%
     Ineos US Finance LLC FRS
      BTL-B
      3.73% due 03/31/2022............................  1,197,041  1,201,716
     Ineos US Finance LLC FRS
      BTL-B
      3.73% due 03/31/2024............................    314,213    315,110
     New Arclin US Holding Corp. FRS
      1st Lien
      5.67% due 02/14/2024............................    430,000    434,032
                                                                  ----------
                                                                   1,950,858
                                                                  ----------
   Chemicals-Specialty -- 1.4%
     Atotech BC FRS
      BTL-B1
      4.15% due 01/31/2024............................    470,000    472,203
     Duke Finance LLC FRS
      BTL
      6.15% due 02/21/2024............................    385,000    387,888
     Huntsman International LLC FRS
      BTL-B
      3.98% due 04/01/2023............................    817,761    824,916
     KRATON Polymers LLC FRS
      BTL-B
      5.00% due 01/06/2022............................    623,944    629,403
     MacDermid, Inc. FRS
      BTL-B5
      4.50% due 06/07/2020............................    525,359    529,518
     Omnova Solutions, Inc. FRS
      BTL-B
      5.25% due 08/28/2023............................  1,570,110  1,585,811
     PQ Corp. FRS
      BTL-B
      5.29% due 11/04/2022............................    301,724    304,472


                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     Chemicals-Specialty (continued)
       Royal Holdings, Inc. FRS
        1st Lien
        4.40% due 06/19/2022......................... $  686,841 $  691,649
                                                                 ----------
                                                                  5,425,860
                                                                 ----------
     Coal -- 0.6%
       Blackhawk Mining LLC FRS
        BTL
        10.65% due 02/14/2022........................    430,189    417,283
       Contura Energy, Inc. FRS
        BTL-B
        6.00% due 03/18/2024.........................  1,875,000  1,851,563
                                                                 ----------
                                                                  2,268,846
                                                                 ----------
     Commercial Services -- 1.7%
       Brickman Group, Ltd. FRS
        BTL-B
        4.00% -- 4.02% due 12/18/2020................  1,378,114  1,380,268
       Brickman Group, Ltd. FRS
        2nd Lien
        7.50% -- 7.52% due 12/18/2021................    776,000    778,522
       CPI Acquisition, Inc. FRS
        BTL-B
        5.83% due 08/17/2022.........................  2,470,685  2,270,972
       PAE Holding Corp. FRS
        1st Lien
        6.50% due 10/20/2022.........................    477,950    480,937
       ServiceMaster Co. LLC FRS
        BTL-B
        3.48% due 11/08/2023.........................  1,425,610  1,431,847
                                                                 ----------
                                                                  6,342,546
                                                                 ----------
     Commercial Services-Finance -- 0.4%
       TransUnion LLC FRS
        BTL-B2
        3.48% due 04/09/2023.........................  1,361,091  1,370,959
                                                                 ----------
     Computer Services -- 0.7%
       Harland Clarke Holdings Corp. FRS
        BTL-B6
        6.65% due 02/09/2022.........................    268,000    269,005
       Harland Clarke Holdings Corp. FRS
        BTL-B5
        7.15% due 12/31/2019.........................    413,300    417,261
       Neustar, Inc. FRS
        BTL-B1
        3.25% due 08/28/2019.........................    235,000    237,497
       Neustar, Inc. FRS
        BTL-B2
        4.75% due 02/28/2024.........................    725,000    733,383
       Presidio LLC FRS
        1st Lien
        4.25% due 02/02/2022.........................    548,862    552,407
       Science Applications International Corp. FRS
        BTL-B
        3.56% due 05/04/2022.........................    548,235    551,148
                                                                 ----------
                                                                  2,760,701
                                                                 ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          LOANS (continued)
          Computer Software -- 0.3%
            Rackspace Hosting, Inc. FRS
             BTL-B
             4.53% due 11/03/2023............... $1,097,250 $1,104,565
                                                            ----------
          Computers-Integrated Systems -- 0.0%
            Cologix, Inc. FRS
             2nd Lien
             8.00% due 03/20/2025...............    110,000    109,725
                                                            ----------
          Computers-Memory Devices -- 0.0%
            Western Digital Corp. FRS
             BTL-B2
             3.73% due 04/29/2023...............    130,219    131,033
                                                            ----------
          Consumer Products-Misc. -- 0.1%
            Prestige Brands, Inc. FRS
             BTL-B4
             3.73% due 01/26/2024...............    464,863    468,447
                                                            ----------
          Containers-Metal/Glass -- 0.9%
            Anchor Glass Container Corp. FRS
             1st Lien
             4.25% due 12/07/2023...............    590,520    594,211
            Anchor Glass Container Corp. FRS
             2nd Lien
             8.75% due 12/07/2024...............    796,000    810,925
            Berlin Packaging LLC FRS
             BTL-B
             4.50% due 10/01/2021...............    867,153    871,489
            BWAY Holding Co. FRS
             BTL-B
             3.25% due 04/03/2024...............  1,270,000  1,267,354
                                                            ----------
                                                             3,543,979
                                                            ----------
          Containers-Paper/Plastic -- 0.4%
            Reynolds Group Holdings, Inc. FRS
             BTL
             3.98% due 02/05/2023...............  1,450,834  1,456,500
                                                            ----------
          Cosmetics & Toiletries -- 0.2%
            Coty, Inc. FRS
             BTL-B
             3.31% due 10/27/2022...............    288,757    289,479
            Galleria Co. FRS
             BTL-B
             3.81% due 09/29/2023...............    583,333    586,068
                                                            ----------
                                                               875,547
                                                            ----------
          Data Processing/Management -- 1.0%
            CCC Information Services, Inc. FRS
             BTL-B
             4.00% due 12/17/2019...............  1,032,447  1,032,447
            First Data Corp. FRS
             BTL-C
             3.98% due 03/24/2021...............  2,207,421  2,223,057
            First Data Corp. FRS
             BTL-C
             3.98% due 07/10/2022...............    607,353    611,992
                                                            ----------
                                                             3,867,496
                                                            ----------


                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     Diagnostic Equipment -- 0.5%
       Ortho-Clinical Diagnostics, Inc. FRS
        BTL-B
        4.75% due 06/30/2021........................ $2,051,359 $2,032,641
                                                                ----------
     Diagnostic Kits -- 0.3%
       Alere, Inc. FRS
        BTL-B
        4.25% due 06/18/2022........................  1,132,015  1,131,668
                                                                ----------
     Dialysis Centers -- 0.8%
       DaVita HealthCare Partners, Inc. FRS
        BTL-B
        3.73% due 06/24/2021........................  1,462,406  1,477,292
       U.S. Renal Care, Inc. FRS
        BTL
        5.40% due 12/31/2022........................  1,733,411  1,620,739
                                                                ----------
                                                                 3,098,031
                                                                ----------
     Disposable Medical Products -- 0.2%
       Sterigenics-Nordion Holdings LLC FRS
        BTL-B
        4.15% due 05/15/2022........................    380,000    380,000
       Sterigenics-Nordion Holdings LLC FRS
        BTL-B
        4.40% due 05/15/2022........................    289,590    289,590
                                                                ----------
                                                                   669,590
                                                                ----------
     Distribution/Wholesale -- 1.5%
       American Builders & Contractors Supply Co.,
        Inc. FRS
        BTL-B
        3.73% due 10/31/2023........................  2,032,324  2,039,183
       HD Supply, Inc. FRS
        BTL-B
        3.73% due 08/13/2021........................    810,535    815,854
       HD Supply, Inc. FRS
        BTL-B
        3.73% due 10/17/2023........................    679,585    683,691
       Spin Holdco, Inc. FRS
        BTL-B
        4.28% -- 6.25% due 11/08/2019...............  1,172,783  1,172,050
       Univar USA, Inc. FRS
        BTL-B2
        3.73% due 07/01/2022........................  1,030,343  1,030,858
                                                                ----------
                                                                 5,741,636
                                                                ----------
     Educational Software -- 0.9%
       Blackboard, Inc. FRS
        BTL-B4
        6.02% due 06/18/2021........................  3,241,617  3,227,840
                                                                ----------
     Electric-Generation -- 0.7%
       APLP Holdings LP FRS
        BTL
        6.00% due 04/12/2023........................  1,247,312  1,254,588
       Helix Gen Funding LLC FRS
        BTL-B
        4.75% due 02/23/2024........................     80,000     80,950
       TEX Operations Co. LLC FRS
        BTL-C
        3.73% due 08/04/2023........................    179,082    178,522

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   LOANS (continued)
   Electric-Generation (continued)
     TEX Operations Co. LLC FRS
      BTL-B
      3.73% due 08/04/2023........................... $  781,714 $   779,271
     Vistra Operations Co. LLC FRS
      BTL-B
      4.19% due 08/04/2023...........................    229,425     229,712
                                                                 -----------
                                                                   2,523,043
                                                                 -----------
   Electric-Integrated -- 0.5%
     Dayton Power & Light Co. FRS
      BTL-B
      4.24% due 08/24/2022...........................    153,615     154,127
     Energy Future Intermediate Holding Co. LLC FRS
      DIP
      4.30% due 06/30/2017...........................  1,150,000   1,149,042
     Talen Energy Supply LLC FRS
      BTL
      6.06% due 10/18/2023...........................    619,448     627,965
                                                                 -----------
                                                                   1,931,134
                                                                 -----------
   Electronic Components-Semiconductors -- 0.1%
     On Semiconductor Corp. FRS
      BTL-B
      4.23% due 03/31/2023...........................    219,450     220,508
                                                                 -----------
   Enterprise Software/Service -- 2.8%
     Applied Systems, Inc. FRS
      BTL-B
      7.65% due 01/23/2022...........................    467,388     469,336
     BMC Software Finance, Inc. FRS
      BTL-B
      5.00% due 09/10/2020...........................  1,708,066   1,708,066
     Donnelley Financial Solutions, Inc. FRS
      BTL-B
      5.00% due 09/27/2023...........................    308,571     311,143
     Infor US, Inc. FRS
      BTL-6
      3.90% due 02/01/2022...........................  1,710,946   1,708,502
     Kronos, Inc. FRS
      BTL-B
      5.03% due 11/01/2023...........................  2,222,430   2,233,195
     Kronos, Inc. FRS
      2nd Lien
      9.28% due 11/01/2024...........................    440,000     452,925
     Mitchell International, Inc. FRS
      BTL-B
      4.50% -- 4.54% due 10/11/2020..................    867,590     871,747
     Mitchell International, Inc. FRS
      2nd Lien
      8.50% due 10/11/2021...........................    160,000     160,133
     Sophia LP FRS
      BTL
      4.40% due 09/30/2022...........................    822,771     822,771
     Veritas US, Inc. FRS
      BTL-B1
      6.77% due 01/27/2023...........................  1,922,382   1,908,765
                                                                 -----------
                                                                  10,646,583
                                                                 -----------


                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Extended Service Contracts -- 0.6%
      Sedgwick Claims Management Services, Inc. FRS
       1st Lien
       3.75% due 03/01/2021.......................... $1,132,058 $1,133,000
      Sedgwick Claims Management Services, Inc. FRS
       BTL
       4.40% due 02/28/2021..........................    129,025    129,394
      Sedgwick Claims Management Services, Inc. FRS
       2nd Lien
       6.75% due 02/28/2022..........................    970,000    970,000
                                                                 ----------
                                                                  2,232,394
                                                                 ----------
    Filtration/Separation Products -- 0.1%
      Filtration Group, Inc. FRS
       BTL-B
       4.30% due 11/21/2020..........................    405,925    409,139
                                                                 ----------
    Finance-Mortgage Loan/Banker -- 0.6%
      Walter Investment Management Corp. FRS
       BTL-B
       4.75% due 12/18/2020..........................  2,823,760  2,421,374
                                                                 ----------
    Financial Guarantee Insurance -- 0.1%
      VF Holdings Corp. FRS
       BTL-B1
       4.25% due 06/17/2023..........................    533,320    535,701
                                                                 ----------
    Food-Baking -- 0.3%
      Hostess Brands LLC FRS
       BTL
       4.00% due 08/03/2022..........................  1,052,577  1,062,051
                                                                 ----------
    Food-Confectionery -- 0.3%
      Amplify Snack Brands, Inc. FRS
       1st Lien
       6.50% due 09/02/2023..........................    975,100    949,910
                                                                 ----------
    Food-Dairy Products -- 0.3%
      ASP MSG Acquisition Co., Inc. FRS
       BTL-B
       5.15% due 08/16/2023..........................  1,001,965  1,008,227
      Chobani LLC FRS
       BTL-B
       5.25% due 10/07/2023..........................    236,495    238,565
                                                                 ----------
                                                                  1,246,792
                                                                 ----------
    Food-Meat Products -- 0.3%
      JBS USA LLC FRS
       BTL-B
       3.29% due 10/30/2022..........................  1,015,000  1,016,903
                                                                 ----------
    Food-Misc./Diversified -- 0.3%
      Dole Food Co., Inc. FRS
       BTL-B
       4.00% due 04/06/2024..........................    685,000    689,281
      Dole Food Co., Inc. FRS
       BTL-B
       4.50% -- 6.50% due 11/01/2018.................    527,624    528,834
                                                                 ----------
                                                                  1,218,115
                                                                 ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       LOANS (continued)
       Food-Retail -- 0.3%
         Albertsons LLC FRS
          BTL-B
          3.98% due 08/22/2021..................... $  718,825 $  721,745
         Albertsons LLC FRS
          BTL-B
          4.40% due 12/22/2022.....................    465,491    468,110
                                                               ----------
                                                                1,189,855
                                                               ----------
       Gambling (Non-Hotel) -- 0.5%
         Greektown Holdings LLC FRS
          BTL-B
          3.75% due 03/21/2024.....................    519,091    518,226
         Mohegan Tribal Gaming Authority FRS
          BTL-B
          5.50% due 10/13/2023.....................    847,875    850,630
         Scientific Games International, Inc. FRS
          BTL-B3
          4.85% -- 4.94% due 10/01/2021............    564,594    571,298
                                                               ----------
                                                                1,940,154
                                                               ----------
       Hotels/Motels -- 0.5%
         Hilton Worldwide Finance LLC FRS
          BTL-B2
          2.98% due 10/25/2023.....................  1,662,317  1,674,785
                                                               ----------
       Human Resources -- 0.4%
         CHG Healthcare Services, Inc. FRS
          BTL-B1
          4.75% due 06/07/2023.....................    209,940    211,776
         Team Health, Inc. FRS
          1st Lien
          3.75% due 02/06/2024.....................  1,158,065  1,151,406
                                                               ----------
                                                                1,363,182
                                                               ----------
       Investment Companies -- 0.5%
         Masergy Communications FRS
          1st Lien
          5.50% due 12/12/2023.....................    374,063    376,400
         TKC Holdings, Inc. FRS
          BTL
          4.75% due 02/01/2023.....................    840,000    846,300
         UFC Holdings LLC FRS
          BTL-B
          4.25% due 08/18/2023.....................    760,180    763,981
                                                               ----------
                                                                1,986,681
                                                               ----------
       Investment Management/Advisor Services -- 0.8%
         AlixPartners LLP FRS
          BTL-B
          4.00% due 07/28/2022.....................  1,308,582  1,315,359
         AlixPartners LLP FRS
          BTL-B
          4.00% due 04/29/2024.....................  1,590,000  1,595,963
                                                               ----------
                                                                2,911,322
                                                               ----------


                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   Machinery-General Industrial -- 1.6%
     Aspen Merger Sub, Inc. FRS
      BTL-B
      5.25% due 09/27/2023............................ $  458,695 $  462,135
     Gardner Denver, Inc. FRS
      BTL
      4.25% -- 4.57% due 07/30/2020...................  1,914,858  1,909,474
     Husky Injection Molding Systems, Ltd. FRS
      BTL-B
      4.25% due 06/30/2021............................  1,600,613  1,608,415
     Rexnord LLC FRS
      BTL-B
      3.75% -- 3.90% due 08/21/2023...................  1,039,324  1,042,356
     Zodiac Pool Solutions FRS
      1st Lien
      5.65% due 12/20/2023............................  1,022,438  1,026,911
                                                                  ----------
                                                                   6,049,291
                                                                  ----------
   Machinery-Pumps -- 0.3%
     NN, Inc. FRS
      BTL
      3.75% due 03/22/2021............................    565,000    564,650
     NN, Inc. FRS
      BTL-B
      5.23% due 10/19/2022............................    722,500    721,597
                                                                  ----------
                                                                   1,286,247
                                                                  ----------
   Medical Labs & Testing Services -- 0.1%
     American Renal Holdings, Inc. FRS
      BTL-B
      4.65% due 09/20/2019............................    215,807    214,566
                                                                  ----------
   Medical Products -- 0.3%
     DJO Finance LLC FRS
      BTL-B
      4.25% due 06/07/2020............................    372,330    360,307
     Greatbatch, Ltd. FRS
      BTL-B
      4.50% due 10/27/2022............................    653,160    653,160
                                                                  ----------
                                                                   1,013,467
                                                                  ----------
   Medical-Drugs -- 1.2%
     Capsugel Holdings US, Inc. FRS
      BTL-B
      4.00% due 07/31/2021............................    782,428    782,008
     HLF Financing SARL FRS
      BTL-B
      6.48% due 02/13/2023............................    570,000    567,268
     inVentiv Group Holdings, Inc. FRS
      BTL
      4.80% due 11/09/2023............................  1,098,248  1,101,582
     Valeant Pharmaceuticals International, Inc. FRS
      BTL-BF1
      5.57% due 04/01/2022............................  1,966,117  1,970,486
                                                                  ----------
                                                                   4,421,344
                                                                  ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        LOANS (continued)
        Medical-Generic Drugs -- 0.3%
          Amneal Pharmaceuticals LLC FRS
           BTL-B2
           4.65% -- 6.50% due 11/02/2019.......... $1,040,400 $1,040,400
                                                              ----------
        Medical-HMO -- 0.1%
          MultiPlan, Inc. FRS
           BTL-B
           4.90% due 06/07/2023...................    397,677    402,400
                                                              ----------
        Medical-Hospitals -- 2.2%
          Acadia Healthcare Co., Inc. FRS
           BTL-B2
           3.98% due 02/16/2023...................    609,620    613,989
          Ardent Legacy Acquisitions, Inc. FRS
           BTL-B
           6.65% due 07/31/2021...................    497,425    496,803
          CHS/Community Health Systems, Inc. FRS
           BTL-H
           4.00% -- 4.05% due 01/27/2021..........  1,786,358  1,759,191
          Envision Healthcare Corp. FRS
           BTL-C
           4.15% due 12/01/2023...................  1,698,940  1,712,479
          IASIS Healthcare LLC FRS
           BTL-B2
           4.50% due 05/03/2018...................    987,113    983,941
          National Surgical Hospitals, Inc. FRS
           BTL-B
           4.50% due 06/01/2022...................    288,855    288,855
          Quorum Health Corp. FRS
           BTL
           6.79% due 04/29/2022...................    558,246    545,267
          Select Medical Corp. FRS
           BTL-B
           4.50% due 03/06/2024...................    960,000    967,600
          Surgery Center Holdings, Inc. FRS
           1st Lien
           4.75% due 11/03/2020...................    724,616    730,051
                                                              ----------
                                                               8,098,176
                                                              ----------
        Medical-Outpatient/Home Medical -- 0.1%
          21st Century Oncology, Inc. FRS
           BTL-B
           7.28% due 04/30/2022...................    363,039    327,643
          National Mentor Holdings, Inc. FRS
           BTL-B
           4.40% due 01/31/2021...................    138,781    138,983
                                                              ----------
                                                                 466,626
                                                              ----------
        Miscellaneous Manufacturing -- 0.5%
          Gates Global LLC FRS
           BTL-B
           4.40% due 07/06/2021...................  1,694,600  1,696,247
                                                              ----------
        Motion Pictures & Services -- 0.2%
          Lions Gate Entertainment Corp. FRS
           BTL-B
           3.98% due 12/08/2023...................    792,800    795,971
                                                              ----------


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     Non-Hazardous Waste Disposal -- 0.4%
       Casella Waste Systems, Inc. FRS
        BTL-B
        4.00% -- 6.00% due 10/17/2023............... $  691,268 $  696,020
       Waste Industries USA, Inc. FRS
        BTL-B
        3.73% due 02/27/2020........................    950,531    953,699
                                                                ----------
                                                                 1,649,719
                                                                ----------
     Oil & Gas Drilling -- 0.6%
       Jonah Energy LLC FRS
        2nd Lien
        7.50% due 05/12/2021........................    400,000    376,000
       Paragon Offshore Finance Co. FRS
        BTL-B
        5.75% due 07/18/2021(3).....................    263,655    102,331
       Seadrill Operating LP FRS
        BTL-B
        4.15% due 02/21/2021........................  2,500,000  1,690,625
                                                                ----------
                                                                 2,168,956
                                                                ----------
     Oil Companies-Exploration & Production -- 0.7%
       Chesapeake Energy Corp. FRS
        BTL
        8.55% due 08/23/2021........................    181,000    191,860
       Fieldwood Energy LLC FRS
        1st Lien
        8.00% due 08/31/2020........................    480,382    450,759
       Fieldwood Energy LLC FRS
        2nd Lien
        8.38% due 09/30/2020........................    211,234    151,032
       Fieldwood Energy LLC FRS
        1st Lien
        8.38% due 09/30/2020........................    128,766    110,739
       Gavilan Resources LLC FRS
        2nd Lien
        7.00% due 03/01/2024........................    470,000    467,062
       MEG Energy Corp. FRS
        BTL
        4.54% due 12/31/2023........................  1,155,635  1,155,016
                                                                ----------
                                                                 2,526,468
                                                                ----------
     Oil-Field Services -- 0.4%
       McJunkin Red Man Corp. FRS
        BTL-B
        5.00% due 11/09/2019........................  1,406,846  1,415,638
                                                                ----------
     Pharmacy Services -- 0.5%
       Change Healthcare Holdings LLC FRS
        BTL-B
        3.75% due 03/01/2024........................  1,985,000  1,988,309
                                                                ----------
     Printing-Commercial -- 0.1%
       Fort Dearborn Co. FRS
        1st Lien
        5.00% -- 7.00% due 10/19/2023...............    494,760    497,852
                                                                ----------
     Professional Sports -- 0.3%
       Delta 2 Luxembourg SARL FRS
        BTL-B3
        4.57% due 02/01/2024........................  1,260,000  1,258,875
                                                                ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    LOANS (continued)
    Publishing-Books -- 0.2%
      McGraw-Hill Global Education Holdings LLC FRS
       BTL
       5.00% due 05/04/2022.......................... $  873,400 $  862,664
                                                                 ----------
    Radio -- 0.1%
      CBS Radio, Inc. FRS
       BTL-B
       4.50% due 10/17/2023..........................    323,331    325,999
                                                                 ----------
    Real Estate Investment Trusts -- 0.6%
      Geo Group, Inc. FRS
       BTL-B
       3.00% due 03/17/2024..........................    695,000    695,869
      MGM Growth Properties Operating Partnership
       LP FRS
       BTL-B
       3.48% due 04/25/2023..........................    598,950    601,346
      Uniti Group, Inc. FRS
       BTL
       4.00% due 10/24/2022..........................    773,063    770,743
                                                                 ----------
                                                                  2,067,958
                                                                 ----------
    Real Estate Management/Services -- 0.6%
      Capital Automotive LP FRS
       1st Lien
       4.00% due 03/24/2024..........................    320,000    321,334
      Capital Automotive LP FRS
       2nd Lien
       7.00% due 03/24/2025..........................    600,000    606,000
      DTZ US Borrower LLC FRS
       BTL-B
       4.29% -- 4.40% due 11/04/2021.................  1,473,750  1,481,487
                                                                 ----------
                                                                  2,408,821
                                                                 ----------
    Real Estate Operations & Development -- 0.1%
      Lightstone Generation LLC FRS
       BTL-B
       5.54% due 01/30/2024..........................    422,853    425,285
      Lightstone Generation LLC FRS
       BTL-C
       5.54% due 01/30/2024..........................     26,087     26,237
                                                                 ----------
                                                                    451,522
                                                                 ----------
    Research & Development -- 0.1%
      Pharmaceutical Product Development LLC FRS
       BTL-B
       4.25% -- 4.40% due 08/18/2022.................    534,371    535,841
                                                                 ----------
    Retail-Arts & Crafts -- 0.4%
      Michaels Stores, Inc. FRS
       BTL-B1
       3.75% due 01/30/2023..........................  1,421,938  1,416,013
                                                                 ----------
    Retail-Auto Parts -- 0.4%
      Harbor Freight Tools USA, Inc. FRS
       BTL
       4.23% due 08/19/2023..........................  1,351,210  1,349,709
                                                                 ----------


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      Retail-Bedding -- 0.3%
        Serta Simmons Bedding LLC FRS
         1st Lien
         4.54% due 11/08/2023....................... $  977,550 $  981,216
                                                                ----------
      Retail-Building Products -- 0.6%
        84 Lumber Co. FRS
         BTL-B
         6.75% due 10/25/2023.......................  1,619,813  1,636,011
        SiteOne Supply Holding LLC FRS
         BTL-B
         5.50% due 04/29/2022.......................    692,580    696,042
                                                                ----------
                                                                 2,332,053
                                                                ----------
      Retail-Drug Store -- 0.1%
        Rite Aid Corp. FRS
         BTL-2
         4.88% due 06/21/2021.......................    520,000    520,650
                                                                ----------
      Retail-Floor Coverings -- 0.3%
        Floor & Decor Outlets of America, Inc. FRS
         BTL
         5.25% due 09/30/2024.......................    915,400    919,977
                                                                ----------
      Retail-Leisure Products -- 0.2%
        Party City Holdings, Inc. FRS
         BTL-B
         3.86% -- 4.03% due 08/19/2022..............    845,859    842,687
                                                                ----------
      Retail-Misc./Diversified -- 0.2%
        Leslie's Poolmart, Inc. FRS
         BTL-B
         4.77% due 08/16/2023.......................    899,892    902,891
                                                                ----------
      Retail-Pet Food & Supplies -- 0.2%
        PetSmart, Inc. FRS
         BTL-B
         4.02% due 03/10/2022.......................    578,693    552,651
                                                                ----------
      Retail-Sporting Goods -- 1.1%
        Bass Pro Group LLC FRS
         BTL
         5.90% due 05/16/2018.......................  2,110,000  2,110,880
        Bass Pro Group LLC FRS
         BTL-B
         6.15% due 12/16/2023.......................  2,085,000  2,006,812
                                                                ----------
                                                                 4,117,692
                                                                ----------
      Rubber/Plastic Products -- 0.2%
        U.S. Farathane, LLC FRS
         BTL-3
         4.40% due 12/23/2021.......................    713,051    716,319
                                                                ----------
      Schools -- 0.5%
        Laureate Education, Inc. FRS
         BTL-B
         8.51% due 03/23/2021.......................  1,606,255  1,619,809
        St George's University Scholastic Services
         LLC FRS
         BTL
         6.27% -- 6.40% due 07/06/2022..............    212,753    214,880
                                                                ----------
                                                                 1,834,689
                                                                ----------

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      LOANS (continued)
      Security Services -- 0.1%
        Prime Security Services Borrower LLC FRS
         BTL-B1
         4.25% due 05/02/2022..................... $  289,275 $    291,703
                                                              ------------
      Semiconductor Components-Integrated Circuits -- 0.2%
        Cypress Semiconductor Corp. FRS
         BTL-B
         4.58% due 07/05/2021.....................    877,500      884,356
                                                              ------------
      Semiconductor Equipment -- 0.1%
        MKS Instruments, Inc. FRS
         BTL-B2
         3.73% due 04/29/2023.....................    216,744      218,843
                                                              ------------
      Telecom Services -- 1.0%
        Sable International Finance, Ltd. FRS
         BTL-B1
         5.73% due 01/03/2023.....................    892,500      901,425
        Securus Technologies Holdings, Inc. FRS
         BTL-B2
         5.40% due 04/17/2020.....................    987,500      986,883
        UPC Financing Partnership FRS
         BTL-AN
         3.74% due 04/15/2025.....................  1,780,000    1,783,560
                                                              ------------
                                                                 3,671,868
                                                              ------------
      Telecommunication Equipment -- 0.3%
        RCN Grande FRS
         1st Lien
         3.98% due 02/01/2024.....................    931,428      935,253
                                                              ------------
      Television -- 0.2%
        Mission Broadcasting, Inc. FRS
         BTL-B
         3.94% due 01/17/2024.....................     66,225       66,529
        Tribune Media Co. FRS
         BTL-B
         3.98% due 12/27/2020.....................     56,552       57,012
        Tribune Media Co. FRS
         BTL-C
         3.98% due 01/27/2024.....................    706,607      711,023
                                                              ------------
                                                                   834,564
                                                              ------------
      Theaters -- 0.1%
        CDS US Intermediate Holdings Inc. FRS
         BTL
         5.15% due 07/08/2022.....................    463,935      467,298
                                                              ------------
      Tools-Hand Held -- 0.3%
        Apex Tool Group LLC FRS
         BTL-B
         4.50% due 02/01/2020.....................  1,112,980    1,103,241
                                                              ------------
      Transport-Equipment & Leasing -- 0.0%
        Avolon Holdings, Ltd. FRS
         BTL-B
         3.50% due 03/20/2022.....................     45,000       45,594
                                                              ------------
      Total Loans
         (cost $183,837,052)......................             184,228,178
                                                              ------------


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     FOREIGN GOVERNMENT OBLIGATIONS -- 1.0%
     Sovereign -- 1.0%
       City of Buenos Aires Argentina
        Senior Notes
        7.50% due 06/01/2027*....................... $  250,000 $  258,750
       Republic of Argentina
        Senior Notes
        5.63% due 01/26/2022*.......................  1,335,000  1,367,040
       Republic of Argentina
        Senior Notes
        6.88% due 01/26/2027*.......................  1,350,000  1,368,900
       Republic of Argentina
        Senior Notes
        7.13% due 07/06/2036*.......................    755,000    730,840
                                                                ----------
     Total Foreign Government Obligations
        (cost $3,677,602)...........................             3,725,530
                                                                ----------
     COMMON STOCKS -- 0.4%
     Electric-Generation -- 0.1%
       Vistra Energy Corp...........................     27,942    455,455
       Vistra Energy Corp. CVR+.....................     27,942        300
                                                                ----------
                                                                   455,755
                                                                ----------
     Multimedia -- 0.0%
       Haights Cross Communication, Inc.+(4)(5).....     19,388          0
                                                                ----------
     Oil Companies-Exploration & Production -- 0.1%
       Linn Energy, Inc.+...........................     13,945    404,405
                                                                ----------
     Television -- 0.2%
       ION Media Networks, Inc.+(4)(5)(10)..........        660    467,326
                                                                ----------
     Total Common Stocks
        (cost $2,125,913)...........................             1,327,486
                                                                ----------
     PREFERRED SECURITIES -- 0.3%
     Diversified Banking Institutions -- 0.3%
       GMAC Capital Trust I FRS
        Series 2
        6.69%
        (cost $1,191,988)...........................     46,500  1,182,495
                                                                ----------
     PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.9%
     Banks-Commercial -- 0.2%
       Macquarie Bank, Ltd.
        6.13% due 03/08/2027*(11)...................    675,000    678,375
                                                                ----------
     Banks-Super Regional -- 0.3%
       KeyCorp. FRS
        Junior Sub. Notes
        5.00% due 09/15/2026(11)....................    950,000    940,500
       SunTrust Banks, Inc. FRS
        Junior Sub. Notes
        5.63% due 12/15/2019(11)....................    110,000    114,950
                                                                ----------
                                                                 1,055,450
                                                                ----------
     Diversified Banking Institutions -- 0.3%
       Citigroup, Inc. FRS
        Series T
        6.25% due 08/15/2026(11)....................    845,000    911,544

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)



                                                    Principal    Value
                 Security Description                Amount     (Note 2)
     PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
     Diversified Banking Institutions (continued)
       JPMorgan Chase & Co. FRS
        Series Z
        5.30% due 05/01/2020(11)................... $110,000  $    113,987
                                                              ------------
                                                                 1,025,531
                                                              ------------
     Insurance-Multi-line -- 0.1%
       Voya Financial, Inc. FRS
        Company Guar. Notes
        5.65% due 05/15/2053.......................  600,000       610,500
                                                              ------------
     Total Preferred Securities/Capital Securities
        (cost $3,319,470)..........................              3,369,856
                                                              ------------
     Total Long-Term Investment Securities
        (cost $377,421,714)........................            378,541,208
                                                              ------------
     TOTAL INVESTMENTS
        (cost $377,421,714)(12)....................    100.5%  378,541,208
     Liabilities in excess of other assets.........     (0.5)   (2,043,052)
                                                    --------  ------------
     NET ASSETS                                        100.0% $376,498,156
                                                    ========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2017, the aggregate value of these securities was $102,318,389 representing 27.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+    Non-income producing security
++   See Note 1
(1) PIK ("Payment-in-Kind") security--Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)  Security in default of interest.
(3)  Company has filed for bankruptcy protection.
(4) Illiquid security. At March 31, 2017, the aggregate value of these securities was $479,835 representing 0.1% of net assets.
(5) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(6)  Security in default of interest and principal at maturity.

(7) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(10) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2017, the Fund held the following restricted securities:

                               Shares/                         Value   % of
                  Acquisition Principal Acquisition             Per    Net
   Description       Date      Amount      Cost       Value    Share  Assets
   -----------    ----------- --------- -----------  -------- ------- ------
   Common
    Stocks
     ION Media
      Networks,
      Inc........ 12/21/2016     660        6        $467,326 $708.07  0.12%
                                                     ========          ====

(11) Perpetual maturity--maturity date reflects the next call date.
(12) See Note 5 for cost of investments on a tax basis.
BTL --Bank Term Loan
CVR --Contingent Value Rights
DIP --Debtor-in-possession
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

        AIG Flexible Credit Fund++
        PORTFOLIO OF INVESTMENTS -- March 31, 2017 -- (continued)


The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2017 (see Note 2):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 --Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs     Total
-                                        --------------------- ----------------- --------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities.................      $       --         $  1,924,394          $     --        $  1,924,394
U.S. Corporate Bonds & Notes:
  Rubber/Plastic Products...............              --                   --                 0                   0
  Other Industries......................              --          145,340,958                --         145,340,958
Foreign Corporate Bonds & Notes:
  Special Purpose Entity................              --                   --                 0                   0
  Other Industries......................              --           37,442,311                --          37,442,311
Loans:
  Building-Residential/Commercial.......              --                   --                 0                   0
  Oil & Gas Drilling....................              --            2,066,625           102,331           2,168,956
  Other Industries......................              --          182,059,222                --         182,059,222
Foreign Government Obligations..........              --            3,725,530                --           3,725,530
Common Stocks:
  Electric-Generation...................         455,455                  300                --             455,755
  Multimedia............................              --                   --                 0                   0
  Television............................              --                   --           467,326             467,326
  Other Industries......................         404,405                   --                --             404,405
Preferred Securities....................       1,182,495                   --                --           1,182,495
Preferred Securities/Capital Securities.              --            3,369,856                --           3,369,856
                                              ----------         ------------          --------        ------------
Total Investments at Value..............      $2,042,355         $375,929,196          $569,657        $378,541,208
                                              ==========         ============          ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
++ See Note 1

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: AIG U.S. Government Securities Fund ("U.S. Government Securities Fund"), AIG Strategic Bond Fund ("Strategic Bond Fund"), and AIG Flexible Credit Fund ("Flexible Credit Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   On November 18, 2016, the Board of Directors approved a change in the names of the SunAmerica U.S Government Securities Fund, SunAmerica Strategic Bond Fund and SunAmerica Flexible Credit Fund, to the AIG U.S Government Securities Fund, AIG Strategic Bond Fund and AIG Flexible Credit Fund, respectively, effective February 28, 2017. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

   The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   Flexible Credit Fund seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds ("ETFs") that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as "junk bonds") and Loans.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. The U.S. Government Fund and the Flexible Credit Fund stopped offering Class B shares for sale as of the close of business December 2, 2014. As of the close of business January 27, 2015, Class B shares of each of the U.S. Government Securities Fund and the Flexible Credit Fund converted to Class A shares of each respective Fund.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Flexible Credit Fund and the Strategic Bond Fund commenced operations effective October 1, 2014 and January 29, 2015, respectively.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), except that Class B and Class C shares are subject to higher distribution fees.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


   The summary of each Fund's asset and liabilities classified in the fair value hierarchy as of March 31, 2017 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)

   Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


   The following tables represent the value of derivatives held as of March 31, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the period ended March 31, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2017, please refer to each Fund's Portfolio of Investments.

                                     Liability
                Asset Derivatives   Derivatives
                ----------------- ---------------
                     Foreign          Foreign
                    Exchange         Exchange
                    Contracts        Contracts
                ----------------- ---------------
                 Foreign Forward  Foreign Forward
                    Exchange         Exchange
Fund              Contracts(1)     Contracts(2)
----            ----------------- ---------------
Strategic Bond.      $90,205         $142,748
                     =======         ========

--------
Statement of Assets and Liabilities Location:

(1)Unrealized appreciation on forward foreign currency contracts
(2)Unrealized depreciation on forward foreign currency contracts

                                    Change in
                                   Unrealized
                 Realized Gain    Appreciation
                   (Loss) on    (Depreciation) on
                  Derivatives      Derivatives
                 Recognized in    Recognized in
                 Statement of     Statement of
                  Operations       Operations
                --------------- -----------------
                    Foreign          Foreign
                   Exchange         Exchange
                   Contracts        Contracts
                --------------- -----------------
                Foreign Forward  Foreign Forward
                   Exchange         Exchange
Fund             Contracts(1)     Contracts(2)
----            --------------- -----------------
Strategic Bond.   $1,588,422       $1,548,067
                  ==========       ==========

--------
Statement of Operations Location:

(1)Net realized foreign exchange gain (loss) on other assets and liabilities
(2)Change in unrealized foreign exchange gain (loss) on other assets and liabilities

   The following table represents the average monthly balances of derivatives held during the twelve months ended March 31, 2017:

                Average Amount
                  Outstanding
                During the Year
                ---------------
                Foreign Forward
                   Exchange
Fund             Contracts(1)
----            ---------------
Strategic Bond.   $42,995,794
                  ===========

--------
(1)Amounts represent notional amounts in US dollars.

   There were no derivative assets and liabilities subject to Master Agreements outstanding at March 31, 2017. The repurchase agreements held by the Funds as of March 31, 2017, are subject to Master Agreements. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


   Mortgage-Backed Dollar Rolls: During the year ended March 31, 2017, the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

   When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended March 31, 2017, the Strategic Bond Fund purchased and/or sold when-issued securities.

   Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)

   least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 -- 2015 or expected to be taken in each Fund's 2016 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                Management
Fund                                                         Assets                Fees
----                                               ---------------------------- ----------
U.S. Government Securities........................           $0 - $200 million    0.650%
                                                   (greater than) $200 million    0.620
                                                   (greater than) $400 million    0.550
Strategic Bond....................................           $0 - $350 million    0.650
                                                   (greater than) $350 million    0.600
Flexible Credit...................................           $0 - $200 million    0.750
                                                   (greater than) $200 million    0.720
                                                   (greater than) $400 million    0.550

   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge") and the Flexible Credit Fund is subadvised by Newfleet Asset Management, LLC ("Newfleet"). Under the Subadvisory Agreements, PineBridge and Newfleet manage the investment and reinvestment of the assets of the Strategic Bond Fund and the Flexible Credit Fund, respectively.

   SunAmerica pays PineBridge and Newfleet fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Newfleet Asset Management, LLC with respect to the Strategic Bond Fund and Flexible Credit Fund are as follows:

                                                                                Subadvisory
Fund                                                         Assets                Fees
----                                               ---------------------------- -----------
Strategic Bond....................................           $0 - $200 million     0.350%
                                                   (greater than) $200 million     0.250
                                                   (greater than) $500 million     0.200
Flexible Credit...................................           $0 - $200 million     0.300
                                                   (greater than) $200 million     0.250
                                                   (greater than) $400 million     0.150

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                                    Percentage
----                                    ----------
U.S. Government Securities Class A.....    0.99%
U.S. Government Securities Class C.....    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
Strategic Bond Class W.................    1.20
Flexible Credit Class A................    1.45
Flexible Credit Class C................    2.10
Flexible Credit Class W................    1.25

   For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the period ended March 31, 2017, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                    Other Expenses
Fund                                  Reimbursed
----                                --------------
U.S. Government Securities.........    $190,664

                                    Class Specific
Fund                                   Expenses
----                                --------------
U.S. Government Securities Class A.    $402,860
U.S. Government Securities Class C.      81,730

   At March 31, 2017, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                      Other Expenses Reimbursed
                                    -----------------------------
Fund                                March 31, 2018 March 31, 2019
----                                -------------- --------------
U.S. Government Securities.........    $216,436       $190,664

                                       Class Specific Expenses
                                             Reimbursed
                                    -----------------------------
Fund                                March 31, 2018 March 31, 2019
----                                -------------- --------------
U.S. Government Securities Class A.    $412,070       $402,860
U.S. Government Securities Class C.      72,293         81,730

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan," and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


   The Class A, Class B and Class C Plans provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. For the period ended March 31, 2017, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

   The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the period ended March 31, 2017, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that for the period ended March 31, 2017, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  Class A                           Class B       Class C
-                           ---------------------------------------------------- ------------- -------------
                                                                    Contingent    Contingent    Contingent
                             Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                        Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                        -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities. $ 58,743    $ 12,477       $ 36,424       $2,458        $    --       $14,873
Strategic Bond.............  347,838     147,678        145,708        1,422         81,100         5,681
Flexible Credit............  462,759      60,268        328,320        4,689             --        10,438

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company ("State Street") in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate AFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended March 31, 2017, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate AFS pursuant to the terms of the Service Agreement:

                                             Payable at
Fund                              Expenses March 31, 2017
----                              -------- --------------
US Government Securities Class A. $354,413    $27,767
US Government Securities Class C.   59,424      3,719
Strategic Bond Class A...........  376,157     30,440
Strategic Bond Class B...........   67,472      5,584
Strategic Bond Class C...........  318,253     24,383
Strategic Bond Class W...........   73,442      7,132
Flexible Credit Class A..........  305,201     26,951
Flexible Credit Class C..........  151,957     13,875
Flexible Credit Class W..........  265,408     28,476

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


   At March 31, 2017, AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund, each a series of SunAmerica Series, Inc., owned a percentage of the outstanding shares of the following Funds:

                                        Holder
                            ------------------------------
                              AIG Active    AIG Multi-Asset
Fund                        Allocation Fund Allocation Fund
----                        --------------- ---------------
U.S. Government Securities.      6.17%           14.56%
Strategic Bond.............      3.14               --
Flexible Credit............      2.86             3.45

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2017 were as follows:

                             Purchases of Investment      Sales of Investment     Purchase of U.S. Sales of U.S.
                            Securities (Excluding U.S. Securities (Excluding U.S.    Government     Government
Fund                          Government Securities)     Government Securities)      Securities     Securities
----                        -------------------------- -------------------------- ---------------- -------------
U.S. Government Securities.        $         --               $  1,553,631         $ 176,804,172   $163,929,804
Strategic Bond.............         307,199,749                357,109,203            97,170,703     65,798,010
Flexible Credit............         319,446,760                231,314,642                    --             --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, late year ordinary losses, distributions payable, straddle loss deferrals, amortization of premium/discount and treatment of defaulted securities.

                                     Distributable Earnings               Tax Distributions
                                For the year ended March 31, 2017     For the year ended March 31, 2017
                            ----------------------------------------  ---------------------------------
                                         Long-term      Unrealized
                             Ordinary  Gains/Capital   Appreciation    Ordinary         Long-Term
Fund                          Income   Loss Carryover (Depreciation)*   Income        Capital Gains
----                        ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities. $  530,181  $(13,576,279)   $ 2,897,985   $ 3,089,605        $    --
Strategic Bond.............    670,627   (74,079,874)    (1,215,751)   11,239,760             --
Flexible Credit............  1,074,824   (49,857,256)       654,033    13,948,606             --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                Tax Distributions
                            For the year ended March 31, 2016
                            ---------------------------------
                             Ordinary         Long-Term
Fund                          Income        Capital Gains
----                          -----------   -------------
U.S. Government Securities. $ 3,189,102        $    --
Strategic Bond.............  16,390,428             --
Flexible Credit............   9,686,069             --

   As of March 31, 2017, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                        Capital Loss
                                        Carryforward+       Unlimited+
                                        ------------- ----------------------
Fund                                        2018          ST         LT
----                                    ------------- ---------- -----------
U.S. Government Securities.............  $        --  $8,871,280 $ 4,704,999
Strategic Bond.........................   49,688,392   2,697,374  21,694,108
Flexible Credit........................   41,322,811     984,379   7,550,066

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


   The Funds indicated below had expired capital loss carryforwards in the year ended March 31, 2017:

                            Capital Loss
                            Carryforward
Fund                          Expired
----                        ------------
U.S. Government Securities.  $       --
Strategic Bond.............          --
Flexible Credit............   9,384,737

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2017, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                                        Deferred     Deferred
                                          Deferred    Post-October Post-October
                                          Late Year    Short-Term   Long-Term
Fund                                    Ordinary Loss Capital Loss Capital Loss
----                                    ------------- ------------ ------------
U.S. Government Securities.............   $     --     $4,219,268   $ 462,553
Strategic Bond.........................    759,467        619,329    (110,017)
Flexible Credit........................         --             --          --

   For the period ended March 31, 2017, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, amortization of discount/premium, treatment of litigation payments, expiring capital loss carryforwards and treatment of foreign currency to the components of net assets as follows:

                               Accumulated       Accumulated
                            Undistributed Net Undistributed Net
                            Investment Income   Realized Gain
Fund                             (Loss)            (Loss)       Capital Paid-in
----                        ----------------- ----------------- ---------------
U.S. Government Securities.    $2,116,526        $(2,116,526)     $        --
Strategic Bond.............     1,212,758         (1,212,758)              --
Flexible Credit............       291,485          9,093,252       (9,384,737)

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                  Aggregate   Aggregate    Unrealized
                                  Unrealized  Unrealized   Gain/(Loss)    Cost of
Fund                                 Gain        Loss          Net      Investments
----                              ---------- ------------  -----------  ------------
U.S. Government Securities....... $5,844,538 $ (2,946,553) $ 2,897,985  $164,857,947
Strategic Bond...................  8,963,497  (10,177,391)  (1,213,894)  363,658,780
Flexible Credit Bond.............  7,848,019   (7,192,798)     655,221   377,885,987

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                        U.S. Government Securities
            --------------------------------------------------
                                  Class A
            --------------------------------------------------
                     For the                   For the
                   year ended                year ended
                 March 31, 2017            March 31, 2016
            ------------------------  ------------------------
              Shares       Amount       Shares       Amount
            ----------  ------------  ----------  ------------
Shares
 sold......  4,055,893  $ 39,020,448   3,180,760  $ 30,402,860

 Reinvested
 dividends.    266,885     2,514,822     270,193     2,586,420
Shares
 redeemed.. (4,412,102)  (41,347,823) (6,403,106)  (61,225,580)
            ----------  ------------  ----------  ------------
Net
 increase
 (decrease)    (89,324) $    187,447  (2,952,153) $(28,236,300)
            ==========  ============  ==========  ============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)

                             U.S. Government Securities
                ----------------------------------------------------
                                       Class C
                ----------------------------------------------------
                         For the                    For the
                        year ended                 year ended
                      March 31, 2017             March 31, 2016
                -------------------------  -------------------------
                   Shares       Amount        Shares       Amount
                -----------  ------------  -----------  ------------
Shares
 sold..........     496,877  $  4,737,214    2,452,847  $ 23,409,209

 Reinvested
 dividends.....      25,679       242,231       25,490       243,879
Shares
 redeemed......  (1,682,466)  (15,715,340)  (1,643,682)  (15,692,131)
                -----------  ------------  -----------  ------------
Net
 increase
 (decrease)....  (1,159,910) $(10,735,895)     834,655  $  7,960,957
                ===========  ============  ===========  ============

                                                             Strategic Bond
                --------------------------------------------------------------------------------------------------------
                                       Class A                                              Class B
                ----------------------------------------------------  --------------------------------------------------
                         For the                    For the                    For the                   For the
                        year ended                 year ended                year ended                year ended
                      March 31, 2017             March 31, 2016            March 31, 2017            March 31, 2016
                -------------------------  -------------------------  ------------------------  ------------------------
                   Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold(1)(2)....   6,511,015  $ 22,000,676   11,811,127  $ 39,450,903   1,716,827  $  5,807,472   1,109,451  $  3,647,483

 Reinvested
 dividends.....   1,469,857     4,968,423    2,121,593     7,060,743     193,765       654,711     287,331       954,645
Shares
 redeemed(1)(2) (13,504,442)  (45,597,698) (27,771,848)  (93,474,978) (2,625,938)   (8,845,950) (3,308,675)  (11,047,375)
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease)....  (5,523,570) $(18,628,599) (13,839,128) $(46,963,332)   (715,346) $ (2,383,767) (1,911,893) $ (6,445,247)
                ===========  ============  ===========  ============  ==========  ============  ==========  ============

                                                             Strategic Bond
                --------------------------------------------------------------------------------------------------------
                                       Class C                                              Class W
                ----------------------------------------------------  --------------------------------------------------
                         For the                    For the                    For the                   For the
                        year ended                 year ended                year ended                year ended
                      March 31, 2017             March 31, 2016            March 31, 2017            March 31, 2016
                -------------------------  -------------------------  ------------------------  ------------------------
                   Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold..........   3,384,955  $ 11,494,689    4,799,228  $ 15,900,642   7,913,680  $ 26,786,702   9,165,702  $ 31,407,808

 Reinvested
 dividends.....     769,650     2,610,522    1,188,650     3,965,886     210,770       711,987     253,845       842,281
Shares
 redeemed...... (12,514,751)  (42,349,618) (12,615,217)  (42,009,648) (5,405,846)  (18,224,239) (4,726,445)  (15,653,382)
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease)....  (8,360,146) $(28,244,407)  (6,627,339) $(22,143,120)  2,718,604  $  9,274,450   4,693,102  $ 16,596,707
                ===========  ============  ===========  ============  ==========  ============  ==========  ============

--------
(1)For the year ended March 31, 2017, includes automatic conversion of 157,947 shares of Class B shares in the amount of $532,049 to 157,920 shares of Class A shares in the amount of $532,049.
(2)For the year ended March 31, 2016, includes automatic conversion of 239,551 shares of Class B shares in the amount of $798,621 to 239,551 shares of Class A shares in the amount of $798,621.

                               Flexible Credit
            ----------------------------------------------------
                                   Class A
            ----------------------------------------------------
                     For the                    For the
                    year ended                 year ended
                  March 31, 2017             March 31, 2016
            -------------------------  -------------------------
               Shares       Amount        Shares       Amount
            -----------  ------------  -----------  ------------
Shares
 sold......  22,917,210  $ 77,775,794   28,006,173  $ 94,181,643

 Reinvested
 dividends.   1,592,354     5,426,357    1,280,817     4,286,740
Shares
 redeemed.. (20,582,379)  (69,973,319) (27,862,342)  (94,089,799)
            -----------  ------------  -----------  ------------
Net
 increase
 (decrease)   3,927,185  $ 13,228,832    1,424,648  $  4,378,584
            ===========  ============  ===========  ============

                                                          Flexible Credit
            ----------------------------------------------------------------------------------------------------------
                                   Class C                                               Class W
            ----------------------------------------------------  ----------------------------------------------------
                     For the                    For the                    For the                    For the
                    year ended                 year ended                 year ended                 year ended
                  March 31, 2017             March 31, 2016             March 31, 2017             March 31, 2016
            -------------------------  -------------------------  -------------------------  -------------------------
               Shares       Amount        Shares       Amount        Shares       Amount        Shares       Amount
            -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
Shares
 sold......   7,200,951  $ 24,617,203   11,931,449  $ 40,650,007   32,285,891  $110,087,850   34,047,527  $115,125,832

 Reinvested
 dividends.     543,420     1,863,435      448,842     1,510,779      855,066     2,917,568      377,753     1,259,129
Shares
 redeemed..  (4,970,934)  (16,999,023)  (6,713,380)  (22,403,219) (14,858,846)  (50,678,526) (10,903,475)  (36,221,129)
            -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
Net
 increase
 (decrease)   2,773,437  $  9,481,615    5,666,911  $ 19,757,567   18,282,111  $ 62,326,892   23,521,805  $ 80,163,832
            ===========  ============  ===========  ============  ===========  ============  ===========  ============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2017 -- (continued)


Note 7. Line of Credit

   The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.00.

   For the year ended March 31, 2017, the following Funds had borrowings:

                               Days     Interest    Debt    Average
Fund                        Outstanding Charges   Utilized  Interest
----                        ----------- -------- ---------- --------
U.S. Government Securities.       2     $   257  $2,647,390   1.76%
Flexible Credit............     132      16,674   2,282,064   1.89

   At March 31, 2017, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended March 31, 2017, none of the Funds participated in this program.

Note 9. Investment Concentration

   The Flexible Credit Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund's concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

        SunAmerica Income Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Income Funds and Shareholders of the AIG U.S. Government Securities Fund, AIG Strategic Bond Fund and AIG Flexible Credit Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIG U.S. Government Securities Fund, AIG Strategic Bond Fund and AIG Flexible Credit Fund (three of the funds constituting the SunAmerica Income Funds, hereafter referred to as the "Funds") as of March 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 26, 2017

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2017 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                                 Number of
                                     Term of                                      Funds in
                     Position(s)    Office and                                  Fund Complex
                     Held With      Length of       Principal Occupation(s)     Overseen by      Other Trusteeship(s)
   Name and Age*      the Fund    Time Served(4)     During Past 5 years         Trustee(1)      Held by Trustee(2)
-------------------- -----------  -------------- ------------------------------ ------------ -----------------------------
Disinterested
Trustees

Dr. Judith L. Craven  Trustee        2001 to     Retired.                            78      Director, Sysco Corporation
Age: 71                              present                                                 (1996 to present); Director,
                                                                                             Luby's Inc. (1998 to
                                                                                             present).

William F. Devin      Trustee        2001 to     Retired.                            78      None
Age: 78                              present

Richard W. Grant      Trustee;       2011 to     Retired. Prior to that,             29      None
Age: 71               Chairman       present     Attorney and Partner at
                      of the                     Morgan Lewis and Bockius
                      Board                      (1989 to 2011).

Stephen J. Gutman     Trustee        1985 to     Senior Vice President and           29      None
Age: 73                              present     Associate Broker, The
                                                 Corcoran Group (real estate)
                                                 (2002 to present); President,
                                                 SJG Marketing, Inc. (2009
                                                 to present).




        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2017 -- (unaudited) (continued)

                                                                                Number of
                                     Term of                                     Funds in
                     Position(s)    Office and                                 Fund Complex
                     Held With      Length of      Principal Occupation(s)     Overseen by  Other Trusteeship(s)
   Name and Age*      the Fund    Time Served(4)     During Past 5 years        Trustee(1)  Held by Trustee(2)
-------------------  -----------  -------------- ----------------------------- ------------ --------------------
Interested Trustee

Peter A. Harbeck(3)  Trustee         1995 to     President, CEO and                148             None
Age: 63                              present     Director, SunAmerica,
                                                 (1995 to present); Director,
                                                 AIG Capital Services, Inc.
                                                 ("ACS") (1993 to present).





Officers

John T. Genoy        President       2007 to     Chief Financial Officer,          N/A             N/A
Age: 48                              present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Gregory R. Kingston  Treasurer       2014 to     Vice President, SunAmerica        N/A             N/A
Age: 51                              present     (2001 to present); Head of
                                                 Mutual Fund
                                                 Administration,
                                                 SunAmerica (2014 to
                                                 present).

Donna McManus        Vice            2014 to     Vice President, SunAmerica        N/A             N/A
Age: 56              President       present     (2014 to present); Managing
                     and                         Director, BNY Mellon
                     Assistant                   (2009 to 2014).
                     Treasurer

Shawn Parry          Vice            2014 to     Vice President, SAAMCo            N/A             N/A
Age: 44              President       present     (2014 to present); Assistant
                     and                         Vice President, SAAMCo
                     Assistant                   (2005 to 2014).
                     Treasurer

Gregory N. Bressler  Secretary       2005 to     Senior Vice President and         N/A             N/A
Age: 50                              present     General Counsel,
                                                 SunAmerica (2005 to
                                                 present).

James Nichols        Vice            2006 to     Director, President and           N/A             N/A
Age: 50              President       present     CEO, ACS (2006 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2002 to present).

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2017 -- (unaudited) (continued)

                                                                                  Number of
                                       Term of                                     Funds in
                     Position(s)      Office and                                 Fund Complex
                     Held With the    Length of      Principal Occupation(s)     Overseen by  Other Trusteeship(s)
   Name and Age*         Fund       Time Served(4)     During Past 5 years        Trustee(1)  Held by Trustee(2)
-------------------- -------------  -------------- ----------------------------- ------------ --------------------
Kara Murphy          Vice              2014 to     Director of Research,
Age: 44              President         present     SunAmerica (2007 to 2013);
                                                   Chief Investment Officer,
                                                   SunAmerica (2013 to
                                                   present).

Christopher Joe      Chief             2017 to     Chief Compliance Officer,         N/A              N/A
Age: 47              Compliance        present     AIG Funds, Seasons Series
                     Officer                       Trust, SunAmerica Series
                                                   Trust, VALIC Company I
                                                   and VALIC Company II
                                                   (2017 to present); Chief
                                                   Compliance Officer,
                                                   VALIC Retirement Services
                                                   Company (2017 to present);
                                                   Chief Compliance Officer,
                                                   Invesco PowerShares (2012
                                                   to 2017); Chief Compliance
                                                   Officer, Invesco Investment
                                                   Advisers, LLC (2010 to
                                                   2013); U.S. Compliance
                                                   Director, Invesco Ltd. (2006
                                                   to 2014); Deputy Chief
                                                   Compliance Officer,
                                                   Invesco Advisers, LLC
                                                   (2014 to 2015).

Kathleen D. Fuentes  Chief Legal       2013 to     Vice President and Deputy         N/A              N/A
Age: 48              Officer and       present     General Counsel,
                     Assistant                     SunAmerica (2006 to
                     Secretary                     present).

Matthew J. Hackethal Anti-             2006 to     Acting Chief Compliance           N/A              N/A
Age: 45              Money             present     Officer (2016 to 2017);
                     Laundering                    Chief Compliance Officer,
                     Compliance                    SunAmerica (2006 to
                     Officer                       present).


--------
* The business address for each Trustee and Officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
(1)The term "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser. The "Fund Complex" includes the Trust (3 funds), SunAmerica Equity Funds (2 funds), SunAmerica Series, Inc. (6 portfolios), SunAmerica Money Market Funds, Inc. (1 fund); Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (50 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), Seasons Series Trust
   (20 portfolios) and SunAmerica Specialty Series (8 funds).
(2)Trusteeships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies regulated under the 1940 Act.
(3)Mr. Harbeck is an "interested person" of the Funds, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4)Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

        SunAmerica Income Funds
        SHAREHOLDER TAX INFORMATION -- March 31, 2017 -- (unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended March 31, 2017. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to shareholders in early 2018.

For the year ended March 31, 2017, the Funds paid the following long-term capital gains dividends along with percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                                Net      Qualifying % for the
                                             Long-Term      70% Dividends
                                           Capital Gains  Received Deduction
                                           ------------- --------------------
  U.S. Government Securities Fund Class A.      $--                --%
  U.S. Government Securities Fund Class C.       --                --
  Strategic Bond Fund Class A.............       --              1.45
  Strategic Bond Fund Class B.............       --              1.45
  Strategic Bond Fund Class C.............       --              1.45
  Strategic Bond Fund Class W.............       --              1.45
  Flexible Credit Fund Class A............       --              1.61
  Flexible Credit Fund Class C............       --              1.61
  Flexible Credit Fund Class W............       --              1.61

For the year ended March 31, 2017, certain dividends paid by the Strategic Bond Fund and Flexible Credit Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                                                Amount
                                               --------
                         Strategic Bond Fund.. $207,383
                         Flexible Credit Fund.  414,890

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited)

As required by the Securities and Exchange Commission, the graphs on the following pages compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

AIG U.S. Government Securities Fund

The AIG U.S. Government Securities Fund Class A shares returned -2.93% (before maximum sales charge) for the 12-month period ended March 31, 2017. The Fund trailed its benchmark, the Bank of America Merrill Lynch ("BofA ML") U.S. Treasury Master Index,/*/ which returned -1.47% during the same period.

The U.S. Treasury market performed negatively during the annual period. Such performance is attributable almost entirely to the last five months of the annual period when expectations that Mr. Trump's proposed policies would lead to significant fiscal spending. Many investors anticipated that such spending would require the U.S. government to issue new bonds, which, in turn, led to falling demand for long-term U.S. Treasuries. In turn, prices of U.S. Treasuries with maturities of 10 years to 30 years declined. Further, the Federal Reserve (the "Fed") raised the targeted federal funds rate by 0.25% in both December 2016 and March 2017, to a range of 0.75% - 1.00%. The rate hikes pushed U.S. Treasury yields higher and prices lower, especially on shorter-term maturities. All told, yields on U.S. Treasuries rose across the yield curve, or spectrum of maturities, during the annual period.

Amid this backdrop, duration and yield curve positioning within the U.S. Treasury sector overall detracted from the Fund's results during the annual period. The Fund held a shorter duration position than the BofA ML U.S. Treasury Master Index for the first half of the annual period, which hurt as yields on maturities of four years and longer fell. The Fund then held a longer duration than the BofA ML U.S. Treasury Master Index during the second half of the annual period, which detracted as interest rates then rose across the yield curve. Further, the Fund was hurt by its significantly overweight exposure to the long-term end of the U.S. Treasury yield curve, as long-term U.S. Treasuries experienced the largest price declines during the second half of the annual period.

Partially mitigating these detractors was the positive effect of the Fund's exposure to agency mortgage-backed securities, which are not components of the BofA ML U.S. Treasury Master Index and which outperformed U.S. Treasuries during the annual period. More specifically, the Fund held positions in FNMAs, FHLBs and GNMAs. Positions in GNMAs detracted from absolute Fund returns due to the paydown effect, wherein returned cash had to be reinvested in lower coupon rate securities given the low interest rate environment. However, holdings in GNMAs still outperformed U.S. Treasuries on a relative basis during the annual period. Exposure to intermediate-maturity Federal Farm Credit bonds also boosted the Fund's relative results. The one exception within the agency mortgage-backed securities sector was holdings in long-maturity Federal Farm Credit bonds, which detracted from the Fund's relative results, as these securities' prices declined during the annual period.

At the end of the annual period, the Fund had a longer duration than that of the BofA ML U.S. Treasury Master Index, although the Fund's relative duration had been reduced since the summer of 2016 by increasing exposure to short-term U.S. Treasury bills and notes with maturities of less than three years in the belief that the Fed may raise interest rates again in 2017. At the end of the annual period, the Fund had approximately 15% of its total net assets invested in U.S. Treasuries, 35% in GNMAs, 42% in government-related agency securities and 8% in cash and cash equivalents. The cash position was held primarily in repurchase agreements.



--------
Past performance is no guarantee of future results.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares. Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of your investment in this Fund may go up or down in response to changes in interest rates.

*The Bank of America Merrill Lynch (BofA ML) U.S. Treasury Master Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG U.S. Government Securities Fund Class A shares would have increased to $12,370. The same amount invested in securities mirroring the performance of the BofA Merrill Lynch U.S. Treasury Master Index would be valued at $14,742.

                                     [CHART]

                    AIG U.S. Government            BofA Merrill Lynch
       Date      Securities Fund Class A/    U.S. Treasury Master Index/*/*/
   ----------    --------------------------  -------------------------------
   3/31/2007              9,526                        10,000
   4/30/2007              9,569                        10,053
   5/31/2007              9,469                         9,965
   6/30/2007              9,419                         9,960
   7/31/2007              9,547                        10,125
   8/31/2007              9,666                        10,285
   9/30/2007              9,718                        10,340
  10/31/2007              9,797                        10,421
  11/30/2007             10,053                        10,738
  12/31/2007             10,053                        10,751
   1/31/2008             10,255                        11,022
   2/29/2008             10,315                        11,142
   3/31/2008             10,365                        11,223
   4/30/2008             10,231                        11,033
   5/31/2008             10,087                        10,900
   6/30/2008             10,158                        10,991
   7/31/2008             10,165                        11,035
   8/31/2008             10,313                        11,174
   9/30/2008             10,395                        11,247
  10/31/2008             10,323                        11,230
  11/30/2008             10,850                        11,834
  12/31/2008             11,211                        12,254
   1/31/2009             10,901                        11,876
   2/28/2009             10,843                        11,812
   3/31/2009             11,063                        12,079
   4/30/2009             10,887                        11,849
   5/31/2009             10,777                        11,730
   6/30/2009             10,790                        11,707
   7/31/2009             10,867                        11,754
   8/31/2009             10,955                        11,863
   9/30/2009             11,053                        11,956
  10/31/2009             11,064                        11,949
  11/30/2009             11,149                        12,118
  12/31/2009             10,890                        11,798
   1/31/2010             11,020                        11,985
   2/28/2010             11,045                        12,032
   3/31/2010             10,980                        11,929
   4/30/2010             11,088                        12,055
   5/31/2010             11,287                        12,263
   6/30/2010             11,474                        12,492
   7/31/2010             11,500                        12,577
   8/31/2010             11,723                        12,834
   9/30/2010             11,632                        12,834
  10/31/2010             11,542                        12,812
  11/30/2010             11,501                        12,724
  12/31/2010             11,351                        12,492
   1/31/2011             11,265                        12,493
   2/28/2011             11,310                        12,482
   3/31/2011             11,323                        12,475
   4/30/2011             11,443                        12,619
   5/31/2011             11,600                        12,818
   6/30/2011             11,538                        12,779
   7/31/2011             11,716                        13,012
   8/31/2011             12,055                        13,377
   9/30/2011             12,293                        13,591
  10/31/2011             12,207                        13,488
  11/30/2011             12,313                        13,587
  12/31/2011             12,423                        13,715
   1/31/2012             12,432                        13,777
   2/29/2012             12,367                        13,679
   3/31/2012             12,267                        13,538
   4/30/2012             12,423                        13,745
   5/31/2012             12,604                        13,996
   6/30/2012             12,564                        13,944
   7/31/2012             12,682                        14,092
   8/31/2012             12,666                        14,073
   9/30/2012             12,624                        14,025
  10/31/2012             12,585                        14,001
  11/30/2012             12,618                        14,081
  12/31/2012             12,578                        14,012
   1/31/2013             12,437                        13,878
   2/28/2013             12,495                        13,961
   3/31/2013             12,493                        13,976
   4/30/2013             12,628                        14,123
   5/31/2013             12,296                        13,839
   6/30/2013             12,090                        13,665
   7/31/2013             12,009                        13,638
   8/31/2013             11,952                        13,565
   9/30/2013             11,994                        13,668
  10/31/2013             12,061                        13,743
  11/30/2013             11,987                        13,685
  12/31/2013             11,889                        13,542
   1/31/2014             12,072                        13,759
   2/28/2014             12,125                        13,801
   3/31/2014             12,103                        13,763
   4/30/2014             12,184                        13,849
   5/31/2014             12,277                        14,000
   6/30/2014             12,280                        13,978
   7/31/2014             12,272                        13,957
   8/31/2014             12,445                        14,127
   9/30/2014             12,372                        14,037
  10/31/2014             12,505                        14,190
  11/30/2014             12,574                        14,321
  12/31/2014             12,570                        14,358
   1/31/2015             12,706                        14,771
   2/28/2015             12,644                        14,513
   3/31/2015             12,702                        14,609
   4/30/2015             12,667                        14,519
   5/31/2015             12,633                        14,485
   6/30/2015             12,519                        14,340
   7/31/2015             12,565                        14,475
   8/31/2015             12,558                        14,483
   9/30/2015             12,602                        14,613
  10/31/2015             12,581                        14,561
  11/30/2015             12,547                        14,500
  12/31/2015             12,541                        14,477
   1/31/2016             12,680                        14,795
   2/29/2016             12,738                        14,941
   3/31/2016             12,743                        14,962
   4/30/2016             12,748                        14,944
   5/31/2016             12,766                        14,949
   6/30/2016             12,904                        15,297
   7/31/2016             12,936                        15,362
   8/31/2016             12,900                        15,274
   9/30/2016             12,905                        15,246
  10/31/2016             12,750                        15,070
  11/30/2016             12,393                        14,659
  12/31/2016             12,344                        14,642
   1/31/2017             12,335                        14,675
   2/28/2017             12,378                        14,751
   3/31/2017             12,370                        14,742


AIG U.S. Government Securities Fund

                       Class A@           Class C
----------------- ------------------ ------------------
                  Average            Average
                  Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+
----------------- ------- ---------- ------- ----------
1 Year Return     -7.55%    -2.93%   -4.62%    -3.66%
-------------------------------------------------------
5 Year Return     -0.80%     0.84%   -0.48%    -2.39%
-------------------------------------------------------
10 Year Return     2.15%    29.86%    1.98%    21.71%
-------------------------------------------------------
Since Inception*   3.99%   163.05%    3.16%    74.22%
-------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 10/1/93; Class C: 06/1/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares has been deducted, as applicable.
@ As of the close of business on December 2, 2014, Class B shares of the Fund were no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions received by a shareholder from the Fund continued to be automatically reinvested in additional Class B shares of the Fund, at the net asset value per share in effect on the payable date, unless the shareholder had elected to receive them in cash or automatically reinvest them in any retail fund distributed by AIG Capital Services, Inc. As of the close of business on January 27, 2015, all outstanding Class B shares of the Funds were converted to Class A shares.

For the 12-month period ended March 31, 2017, the AIG U.S. Government Securities Fund Class A returned -7.55%, compared to -1.47% for the BofA Merrill Lynch U.S. Treasury Master Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

** The BofA Merrill Lynch U.S. Treasury Master Index tracks the performance of
   U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

AIG Strategic Bond Fund

The AIG Strategic Bond Fund Class A shares returned 7.38% (before maximum sales charge) for the 12-month period ended March 31, 2017. The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ which returned 0.44% during the same annual period. The Fund also outperformed the LIBOR 3-Month Index,/*/ a widely-recognized benchmark of interest rate performance, which returned 0.85% for the same annual period.

The Fund's outperformance relative to its benchmark can be attributed primarily to positioning among risk asset classes, as credit spreads, or yield differentials to U.S. Treasuries, tightened significantly in most spread, or non-U.S. Treasury, sectors. For example, U.S. high yield bond spreads, as measured by the option-adjust spread of the Bloomberg Barclays U.S. Corporate High Yield Index,/*/ tightened 273 basis points+ during the annual period, leading to an outperformance of duration-matched U.S. Treasuries of 16.98%. Within investment grade corporate bonds, index spreads tightened 29 basis points during the annual period, leading to an outperformance of duration-matched U.S. Treasuries of 4.60%. The Fund maintained overweight allocations to these two sectors, as well as to emerging markets debt, thus driving the Fund's outperformance versus its benchmark index.

Within the high yield bond sector, underweight allocations to the retail and pharmaceuticals market segments contributed most positively to Fund results. The retail industry has been challenged by increased competition from e-commerce and consumers' favoring of deeper discounting. The pharmaceuticals industry has come under pressure as politicians have focused efforts on slowing the increase in drug prices. Within the investment grade corporate bond sector, an overweight to financial issuers benefited Fund performance, as these names maintained strong liquidity and appeared less susceptible to the merger and acquisition risk present in many industrial market segments. In both the high yield and investment grade sectors, underweight allocations to energy, including oil field services names, detracted. Oil prices traded higher during the annual period, as OPEC agreed to production cuts, which, in turn, drove energy-related credits to gain ground. Having an average 1.2% position in cash during the annual period also detracted from the Fund's results amid the sharp rally across the corporate bond markets. So, too, did exposure to agency mortgage-backed securities and U.S. Treasuries, which were a drag on relative performance, as these higher quality assets did not keep pace with higher yielding spread sectors during the annual period.

Security selection overall contributed positively to the Fund's returns relative to its benchmark index during the annual period. Within the high yield bond sector, security selection among wireless communications, finance company, gaming and health care names contributed most positively. Only partially offsetting these positive contributors was security selection among basic industrials and transportation names, which detracted. Within the investment grade corporate bond sector, security selection proved most effective among banking, electric utilities and capital goods names. Security selection among investment grade basic industrials names detracted. Elsewhere, security selection within the emerging markets debt sector added value, but security selection among agency mortgage-backed securities detracted.

While the Fund remained U.S.-centric, portions of the Fund were allocated to issuers domiciled outside of the United States, which meant country exposure had an impact on results during the annual period. Outside of the U.S., positions in the sovereign debt of Kenya, Egypt and Brazil were positive contributors to performance. Positions in the sovereign debt of Turkey detracted due to heightened geopolitical volatility in the country.

Duration positioning around U.S. dollar-denominated assets contributed positively to the Fund's results during the annual period, as the Fund maintained a duration that was shorter than that of the Bloomberg Barclays U.S. Aggregate Bond Index, and U.S. Treasury rates traded higher. Within the Fund, we favored high yield corporate bonds, a sector that comes with a lower duration. The Fund was underweight securitized products relative to the Bloomberg Barclays U.S. Aggregate Bond Index, a sector where the duration extended longer. Yield curve positioning did not have a material impact on the Fund's results during the annual period.

The Fund began the annual period with target allocations of 40% to investment grade corporate bonds, 20% to securitized products, 30% to high yield bonds, 10% to emerging markets debt and 0% to non-U.S. dollar denominated sovereign debt. In April 2016, we reduced the Fund's target allocation to investment grade corporate bonds to 35% and increased its target allocation to securitized products to 25%, as we sought a higher quality profile for the Fund. We thought the overhang of the Brexit vote in June 2016, coupled with the potential for a more hawkish Fed tone could lead to spans of heightened volatility during the summer. In July 2016, we further reduced the Fund's target allocation to investment grade corporate bonds to 30% and increased its target allocation to

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

securitized products to 30%, as we expected Fed-related volatility to impact the investment grade corporate bond sector with the potential to take credit spreads wider. In November 2016, we reduced the Fund's target allocation to securitized products to 25% and increased its target allocation to high yield corporate bonds to 35%. Subsequent to the U.S. presidential election, sharply higher U.S. Treasury rates and heavy outflows from retail mutual funds and exchange-traded funds ("ETFs") had pressured high yield corporate bond prices. This made for, in our view, an attractive entry point given what we considered to be the improved backdrop for economic growth. In January 2017, we reduced the Fund's target allocation to securitized products to 20% and increased its target allocation to high yield corporate bonds to 40%. Solid economic data, an upturn in year-over-year earnings comparisons, and substantial fund flows into mutual funds and ETFs were likely, we thought, to support high yield corporate bond prices. Finally, in March 2017, we increased the Fund's target allocation to emerging markets debt to 15% and reduced its target allocation to securitized products to 15%. We maintained Fund target allocations to high yield and investment grade corporate bonds of 40% and 30%, respectively. In our view, spreads on emerging markets debt appeared relatively attractive, particularly on investment grade corporate bonds within the sector, and in the context of positively trending fundamentals. Meanwhile, we believed mortgage-backed securities' spreads could be pressured as the looming tapering of Fed balance sheet assets could again become a concern for investors.

--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates. High-yield bonds tend to have lower interest rate risk than higher-quality bonds of similar maturity but carry greater credit and default risk. Investing internationally involves special risks, such as currency fluctuations and economic and political instability.

*The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The LIBOR 3-Month Index is a benchmark interest rate that some of the world's leading banks charge each other for short-term loans. It serves as the first step to calculating interest rates on various loans throughout the world and is published each day in five currencies: the Swiss franc, the euro, the pound sterling, the Japanese yen, and the U.S. dollar. The Bloomberg Barclays U.S. Corporate High Yield Index is comprised of fixed-rate, publicly issued, non-investment grade debt. Indices are not managed and an investor cannot invest directly into an index.
+A basis point is 1/100/th/ of a percentage point.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Strategic Bond Fund Class A shares would have increased to $15,094. The same amount invested in securities mirroring the performance of the Bloomberg Barclays U.S. Aggregate Bond Index and the LIBOR 3-Month Index would be valued at $15,197 and $11,118, respectively.

                                     [CHART]

               AIG Strategic    Bloomberg Barclays
                Bond Fund        U.S. Aggregate          LIBOR
  Date          Class A/#/       Bond Index/*/*/     3-Month Index/*/*/*/
----------     -------------    ------------------   --------------------
 3/31/2007         9,528             10,000                10,000
 4/30/2007         9,618             10,054                10,044
 5/31/2007         9,604              9,978                10,089
 6/30/2007         9,511              9,948                10,131
 7/31/2007         9,391             10,031                10,177
 8/31/2007         9,432             10,154                10,223
 9/30/2007         9,656             10,231                10,266
10/31/2007         9,812             10,323                10,313
11/30/2007         9,718             10,509                10,354
12/31/2007         9,758             10,538                10,398
 1/31/2008         9,746             10,715                10,438
 2/29/2008         9,731             10,730                10,464
 3/31/2008         9,746             10,767                10,491
 4/30/2008         9,874             10,744                10,513
 5/31/2008         9,864             10,665                10,538
 6/30/2008         9,740             10,657                10,562
 7/31/2008         9,676             10,648                10,586
 8/31/2008         9,670             10,749                10,609
 9/30/2008         9,147             10,605                10,635
10/31/2008         8,074             10,355                10,671
11/30/2008         7,919             10,692                10,696
12/31/2008         8,233             11,090                10,717
 1/31/2009         8,313             10,993                10,729
 2/28/2009         8,206             10,951                10,739
 3/31/2009         8,316             11,103                10,751
 4/30/2009         8,762             11,156                10,761
 5/31/2009         9,153             11,237                10,770
 6/30/2009         9,330             11,301                10,776
 7/31/2009         9,725             11,484                10,781
 8/31/2009         9,873             11,602                10,786
 9/30/2009        10,239             11,724                10,789
10/31/2009        10,321             11,782                10,791
11/30/2009        10,465             11,935                10,794
12/31/2009        10,500             11,748                10,796
 1/31/2010        10,582             11,928                10,799
 2/28/2010        10,625             11,972                10,801
 3/31/2010        10,837             11,958                10,803
 4/30/2010        11,016             12,082                10,806
 5/31/2010        10,705             12,184                10,809
 6/30/2010        10,888             12,375                10,814
 7/31/2010        11,241             12,507                10,818
 8/31/2010        11,364             12,668                10,823
 9/30/2010        11,584             12,681                10,825
10/31/2010        11,807             12,726                10,828
11/30/2010        11,590             12,653                10,831
12/31/2010        11,724             12,517                10,833
 1/31/2011        11,842             12,531                10,836
 2/28/2011        11,955             12,563                10,839
 3/31/2011        12,004             12,570                10,842
 4/30/2011        12,224             12,729                10,844
 5/31/2011        12,274             12,895                10,847
 6/30/2011        12,148             12,858                10,849
 7/31/2011        12,339             13,062                10,851
 8/31/2011        12,075             13,252                10,854
 9/30/2011        11,738             13,349                10,857
10/31/2011        12,147             13,363                10,861
11/30/2011        11,948             13,352                10,865
12/31/2011        12,141             13,498                10,870
 1/31/2012        12,443             13,617                10,875
 2/29/2012        12,633             13,614                10,880
 3/31/2012        12,603             13,539                10,884
 4/30/2012        12,755             13,689                10,888
 5/31/2012        12,689             13,813                10,892
 6/30/2012        12,802             13,818                10,896
 7/31/2012        13,139             14,009                10,901
 8/31/2012        13,219             14,018                10,905
 9/30/2012        13,371             14,037                10,908
10/31/2012        13,452             14,065                10,912
11/30/2012        13,531             14,087                10,914
12/31/2012        13,605             14,067                10,917
 1/31/2013        13,611             13,969                10,920
 2/28/2013        13,649             14,039                10,922
 3/31/2013        13,692             14,050                10,925
 4/30/2013        13,962             14,192                10,927
 5/31/2013        13,662             13,939                10,930
 6/30/2013        13,205             13,723                10,932
 7/31/2013        13,326             13,742                10,935
 8/31/2013        13,177             13,672                10,937
 9/30/2013        13,374             13,801                10,939
10/31/2013        13,613             13,913                10,942
11/30/2013        13,580             13,861                10,944
12/31/2013        13,649             13,782                10,946
 1/31/2014        13,694             13,986                10,948
 2/28/2014        13,930             14,060                10,950
 3/31/2014        14,012             14,036                10,953
 4/30/2014        14,136             14,155                10,955
 5/31/2014        14,342             14,316                10,957
 6/30/2014        14,429             14,323                10,959
 7/31/2014        14,316             14,288                10,961
 8/31/2014        14,484             14,445                10,963
 9/30/2014        14,206             14,347                10,965
10/31/2014        14,292             14,488                10,967
11/30/2014        14,254             14,591                10,969
12/31/2014        14,096             14,605                10,972
 1/31/2015        14,262             14,911                10,974
 2/28/2015        14,386             14,771                10,976
 3/31/2015        14,391             14,839                10,979
 4/30/2015        14,478             14,786                10,981
 5/31/2015        14,442             14,750                10,984
 6/30/2015        14,240             14,590                10,986
 7/31/2015        14,202             14,691                10,989
 8/31/2015        14,039             14,670                10,992
 9/30/2015        13,872             14,769                10,995
10/31/2015        14,085             14,772                10,998
11/30/2015        13,959             14,733                11,001
12/31/2015        13,709             14,685                11,006
 1/31/2016        13,625             14,887                11,012
 2/29/2016        13,667             14,993                11,018
 3/31/2016        14,100             15,130                11,024
 4/30/2016        14,361             15,188                11,029
 5/31/2016        14,407             15,192                11,035
 6/30/2016        14,583             15,465                11,041
 7/31/2016        14,841             15,563                11,047
 8/31/2016        15,014             15,545                11,055
 9/30/2016        15,055             15,536                11,063
10/31/2016        14,965             15,417                11,071
11/30/2016        14,651             15,053                11,079
12/31/2016        14,772             15,074                11,088
 1/31/2017        14,894             15,103                11,098
 2/28/2017        15,103             15,205                11,107
 3/31/2017        15,094             15,197                11,118

AIG Strategic Bond Fund

                       Class A            Class B            Class C            Class W
----------------- ------------------ ------------------ ------------------ ------------------
                  Average            Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      2.37%     7.38%    2.66%     6.66%    5.35%     6.35%    7.26%    7.26%
---------------------------------------------------------------------------------------------
5 Year Return      2.68%    19.76%    2.63%    15.83%    2.95%    15.65%      N/A      N/A
---------------------------------------------------------------------------------------------
10 Year Return     4.20%    58.42%    4.15%    50.17%    4.04%    48.57%      N/A      N/A
---------------------------------------------------------------------------------------------
Since Inception*   6.05%   315.07%    6.35%   311.95%    5.92%   275.56%    2.72%    6.00%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/1/93; Class B: 04/1/94; Class C: 04/1/94; Class
   W: 01/29/15.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.

For the 12-month period ended March 31, 2017, the AIG Strategic Bond Fund Class A returned 2.37%, compared to 0.44% for the Bloomberg Barclays U.S. Aggregate Bond Index and 0.85% for the LIBOR 3-Month Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

** The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.
***The LIBOR 3-Month Index is a benchmark interest rate that some of the world's leading banks charge each other for short-term loans. It serves as the first step to calculating interest rates on various loans throughout the world and is published each day in five currencies: the Swiss franc, the euro, the pound sterling, the Japanese yen, and the U.S. dollar.

Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

AIG Flexible Credit Fund

The AIG Flexible Credit Fund Class A shares returned 9.11% (before maximum sales charge) for the 12-month period ended March 31, 2017. The Fund posted solid absolute returns but underperformed its benchmark, the Flexible Credit Blended Benchmark, composed 50% of the Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index/*/ and 50% of the S&P/LSTA Leveraged Loan Index,/*/ which returned 13.02% during the same annual period. The Fund outperformed the Bank of America Merrill Lynch ("BofA ML") USD 3-Month LIBOR Constant Maturity Index,/*/ a broad measure of market performance, which returned 0.74% for the same annual period.

The Fund actively invests in high yield bonds and floating rate loans and has the flexibility to allocate 0% to 100% of its portfolio to either sector of the leveraged finance market. During the annual period, lower quality credit sectors generally outperformed higher quality, and industries such as energy and metals & mining, which were among the weakest performers in the prior fiscal year, rallied with the rebound in commodities prices. We incrementally added credit risk to the Fund's portfolio throughout the annual period, primarily by increasing high yield bond exposure and adding modestly to the energy and metals & mining allocations, thereby mitigating its relative results. Still, the Fund's higher credit quality positioning, including an overweight to bank loans, drove its underperformance to the Flexible Credit Blended Benchmark as did its tactical underweights to the strongly performing energy and metals & mining industries. To a lesser extent, the Fund's overweights to the consumer cyclical and consumer non-cyclical industries detracted from its relative results as did its underweight to basic industry companies. Partially offsetting these detractors were the positive contributions of having overweights to the broadcasting, telecommunications and gaming industries, which each performed well, and underweights to the technology, capital goods and retail industries, which were weaker.

Security selection generated mixed results. Effective issue selection in communications, consumer cyclicals and electric utilities was broadly offset by weaker issue selection in the basic industry, services and information technology industries. Among individual securities, positions in broadcasting company iHeart Media, communications company Sprint, gaming company Caesar's and electric utilities Dynegy, Talen and Calpine were among the best performers. Detractors included positions in asset management company Walter Investment Management, exploration & production company Linn Energy, specialty pharmaceuticals company Concordia International Corp., hospital operator Quorum Health Corp. and offshore driller Seadrill Partners.

The Fund began the annual period with an overweight to bank loans, as the yield gap between high yield and loans was tightening, thus making loans more attractive on a risk/reward basis, in our view, with interest rate protection an additional benefit. We added incremental risk throughout the annual period, migrating the Fund's portfolio toward a 50/50 mix given what we considered to be attractive valuation levels and a better comfort level with credit fundamentals and strong technical, or supply/demand, factors. The Fund's increased high yield bond exposure contributed positively to its relative results during the first quarter of 2017. As of March 31, 2017, the Fund had a 48.9% allocation to loans and 49.3% to high yield bonds.

--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates. High-yield bonds tend to have lower interest-rate risk but may be subject to greater market fluctuations and risk of default or loss of income and principal than securities in higher rating categories. High-yield debt instruments carry a greater default risk, may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other debt instruments. Investments in floating rate loans involve certain risks, including, among others: risks of nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity.

*The Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index is a component of the U.S. Corporate High-Yield Bond Index, which covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. It is not market capitalization-weighted and each issuer is capped at 2% of the index. The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings spreads and interest payments. The Bank of America Merrill Lynch (BofA ML) USD 3-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Flexible Credit Fund Class A shares would have increased to $13,562. The same amount invested in securities mirroring the performance of the Blended Benchmark (50% Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index/50% S&P/LSTA Leveraged Loan Index), the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index, the S&P/LSTA Leveraged Loan Index and the Bank of America Merrill Lynch USD 3-Month Constant Maturity Index would be valued at $18,033, $20,690, $15,607, and $11,234, respectively.

                                     [CHART]

                        Blended Benchmark
                        (50% Bloomberg
                         Barclays U.S.
                          High-Yield 2%                    S&P/LSTA
                          Issuer Capped      Bloomberg    Leveraged
                            Index/50%      Barclays U.S.     Loan         Bank of America
           AIG Flexible     S&P/LSTA        High-Yield 2%    Index        Merrill Lynch USD
           Credit Fund     Leveraged          Issuer        /DAGGER/    3-Month LIBOR Constant
   Date     Class A/#/    Loan Index)      Capped Index@   /DAGGER/        Maturity Index***
---------- ------------ ------------------ -------------  ----------  ------------------------
 3/31/2007   $ 9521         $10000            $10000       $10000               $10000
 4/30/2007     9648          10095             10130        10059                10044
 5/31/2007     9678          10161             10200        10121                10090
 6/30/2007     9544          10080             10016        10143                10134
 7/31/2007     9207           9736              9667         9804                10181
 8/31/2007     9297           9820              9812         9826                10222
 9/30/2007     9526          10038             10056        10018                10278
10/31/2007     9603          10120             10124        10114                10331
11/30/2007     9425           9943              9911         9974                10367
12/31/2007     9447           9977              9948        10005                10422
 1/31/2008     9094           9740              9796         9682                10499
 2/29/2008     8928           9558              9675         9439                10526
 3/31/2008     8957           9542              9652         9430                10561
 4/30/2008     9309           9915             10049         9780                10581
 5/31/2008     9383           9982             10090         9872                10610
 6/30/2008     9283           9871              9841         9896                10631
 7/31/2008     9053           9771              9717         9821                10657
 8/31/2008     9043           9780              9747         9808                10682
 9/30/2008     8319           9104              8999         9205                10677
10/31/2008     6808           7770              7551         7988                10741
11/30/2008     5979           7098              6888         7309                10783
12/31/2008     5999           7244              7374         7093                10821
 1/31/2009     6192           7753              7864         7619                10839
 2/28/2009     6050           7678              7651         7678                10847
 3/31/2009     6032           7839              7861         7789                10861
 4/30/2009     6589           8642              8788         8466                10876
 5/31/2009     7037           9196              9378         8982                10893
 6/30/2009     7219           9532              9653         9376                10900
 7/31/2009     7650          10044             10233         9820                10908
 8/31/2009     7689          10254             10429        10043                10916
 9/30/2009     8051          10711             11025        10364                10920
10/31/2009     8215          10838             11225        10421                10923
11/30/2009     8301          10905             11335        10448                10926
12/31/2009     8562          11244             11706        10755                10929
 1/31/2010     8650          11432             11860        10975                10931
 2/28/2010     8679          11456             11875        11006                10933
 3/31/2010     8953          11758             12235        11254                10934
 4/30/2010     9174          11985             12526        11420                10936
 5/31/2010     8778          11636             12078        11162                10935
 6/30/2010     8864          11680             12227        11110                10940
 7/31/2010     9172          11975             12657        11281                10947
 8/31/2010     9180          11998             12661        11319                10955
 9/30/2010     9462          12259             13036        11478                10957
10/31/2010     9661          12512             13369        11658                10960
11/30/2010     9551          12463             13216        11699                10962
12/31/2010     9732          12653             13455        11844                10965
 1/31/2011     9931          12917             13752        12078                10968
 2/28/2011    10069          13032             13933        12134                10971
 3/31/2011    10124          13052             13979        12132                10974
 4/30/2011    10237          13195             14195        12209                10977
 5/31/2011    10294          13221             14264        12198                10980
 6/30/2011    10172          13132             14126        12153                10982
 7/31/2011    10287          13218             14289        12171                10985
 8/31/2011     9780          12661             13714        11635                10985
 9/30/2011     9535          12480             13263        11685                10987
10/31/2011    10007          13035             14059        12023                10990
11/30/2011     9847          12862             13756        11964                10991
12/31/2011    10093          13066             14122        12025                10995
 1/31/2012    10358          13407             14551        12287                11002
 2/29/2012    10561          13618             14897        12382                11008
 3/31/2012    10552          13662             14878        12477                11012
 4/30/2012    10664          13783             15031        12569                11017
 5/31/2012    10529          13644             14831        12484                11021
 6/30/2012    10736          13836             15144        12570                11026
 7/31/2012    10914          14047             15432        12716                11030
 8/31/2012    10998          14208             15613        12859                11035
 9/30/2012    11144          14386             15830        13001                11040
10/31/2012    11167          14472             15969        13042                11045
11/30/2012    11283          14552             16097        13083                11048
12/31/2012    11436          14724             16350        13186                11051
 1/31/2013    11555          14901             16570        13326                11054
 2/28/2013    11571          14955             16654        13354                11057
 3/31/2013    11756          15092             16823        13464                11060
 4/30/2013    11908          15274             17128        13544                11062
 5/31/2013    11797          15244             17028        13570                11065
 6/30/2013    11516          14999             16582        13490                11068
 7/31/2013    11734          15215             16896        13623                11070
 8/31/2013    11617          15166             16793        13618                11073
 9/30/2013    11734          15260             16960        13651                11076
10/31/2013    11988          15506             17384        13751                11078
11/30/2013    12005          15584             17472        13819                11080
12/31/2013    12056          15662             17567        13883                11082
 1/31/2014    12142          15769             17690        13974                11085
 2/28/2014    12397          15942             18047        13999                11087
 3/31/2014    12415          15989             18090        14049                11089
 4/30/2014    12500          16049             18204        14065                11092
 5/31/2014    12586          16178             18371        14162                11094
 6/30/2014    12706          16292             18525        14244                11096
 7/31/2014    12477          16182             18279        14240                11098
 8/31/2014    12670          16323             18569        14262                11100
 9/30/2014    12401          16103             18180        14177                11102
10/31/2014    12592          16219             18395        14213                11105
11/30/2014    12495          16201             18262        14284                11107
12/31/2014    12315          15982             17998        14105                11108
 1/31/2015    12357          16061             18117        14151                11111
 2/28/2015    12612          16368             18553        14351                11113
 3/31/2015    12583          16354             18452        14404                11115
 4/30/2015    12696          16528             18675        14537                11118
 5/31/2015    12702          16568             18732        14564                11120
 6/30/2015    12634          16411             18453        14503                11123
 7/31/2015    12639          16362             18346        14502                11125
 8/31/2015    12497          16162             18025        14401                11127
 9/30/2015    12317          15902             17562        14307                11131
10/31/2015    12471          16105             18043        14281                11133
11/30/2015    12363          15857             17645        14156                11135
12/31/2015    12197          15574             17201        14008                11134
 1/31/2016    12126          15398             16924        13916                11140
 2/29/2016    12164          15402             17021        13843                11145
 3/31/2016    12430          15956             17777        14224                11151
 4/30/2016    12695          16427             18473        14507                11157
 5/31/2016    12738          16551             18587        14636                11162
 6/30/2016    12779          16629             18758        14639                11169
 7/31/2016    12977          16972             19266        14848                11173
 8/31/2016    13137          17214             19669        14960                11178
 9/30/2016    13182          17345             19800        15089                11186
10/31/2016    13229          17450             19876        15214                11193
11/30/2016    13158          17432             19782        15254                11200
12/31/2016    13339          17694             20147        15430                11208
 1/31/2017    13467          17872             20439        15517                11217
 2/28/2017    13590          18046             20737        15595                11225
 3/31/2017    13562          18033             20690        15607                11234


AIG Flexible Credit Fund

                      Class A##           Class C            Class W
----------------- ------------------ ------------------ ------------------
                  Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      4.05%     9.11%    7.38%     8.38%    9.34%    9.34%
--------------------------------------------------------------------------
5 Year Return      4.13%    28.53%    4.47%    24.43%      N/A      N/A
--------------------------------------------------------------------------
10 Year Return     3.09%    42.45%    2.93%    33.44%      N/A      N/A
--------------------------------------------------------------------------
Since Inception*   4.83%   150.12%    4.65%   112.89%    3.86%    9.93%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/2/98; Class C: 08/21/00; Class W: 10/01/14.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares has been deducted, as applicable.
## As of the close of business on December 2, 2014, Class B shares of the Fund were no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions received by a shareholder from the Fund continued to be automatically reinvested in additional Class B shares of the Fund, at the net asset value per share in effect on the payable date, unless the shareholder had elected to receive them in cash or automatically reinvest them in any retail fund distributed by AIG Capital Services, Inc. As of the close of business on January 27, 2015, all outstanding Class B shares of the Funds were converted to Class A shares.

For the 12 month period ended March 31, 2017, the AIG Flexible Credit Fund Class A returned 4.05%, compared to 13.02% for the Blended Benchmark (50% Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index/50% S&P/LSTA Leveraged Loan Index), 16.39% for the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index, 9.72% for the S&P/LSTA Leveraged Loan Index and 0.74% for the Bank of America Merrill Lynch USD 3-Month LIBOR Constant Maturity Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

@ The Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index is a component of the U.S. Corporate High-Yield Bond Index, which covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. It is not market capitalization-weighted and each issuer is capped at 2% of the index.
++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings spreads and interest payments.
*** The Bank of America Merrill Lynch USD 3-Month LIBOR Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity.

Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        SUPPLEMENTS TO THE PROSPECTUS

               THE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT

                            SUNAMERICA INCOME FUNDS
                           AIG Flexible Credit Fund
                            AIG Strategic Bond Fund
                      AIG U.S. Government Securities Fund

                (each, a "Fund," and collectively, the "Funds")

    Supplement dated April 7, 2017 to the Funds' Prospectus ("Prospectus") and Statement of Additional Information ("SAI"), as supplemented and amended to date

Effective immediately, the following changes are made to the Prospectus and SAI.

The first paragraph under the subsection entitled "Fees and Expenses of the Fund" in each Fund's "Fund Highlights" section of the Prospectus is amended to add a cross-reference to the "Financial Intermediary-Specific Sales Charge Waiver Policies" section of the Prospectus.

The following paragraph is added after the first paragraph under the section of the Prospectus entitled "Shareholder Account Information -- Sales Charge Reductions and Waivers":

The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares through a financial intermediary or directly through a Fund. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers and reductions or CDSC waivers, as referenced below. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase Fund shares through another financial intermediary or directly through a Fund to receive these waivers or reductions. If Merrill Lynch is your financial intermediary, please see the section entitled "Financial Intermediary -- Specific Sales Charge Waiver Policies" on page A-1 of this Prospectus for additional information about sales charge waivers and reductions that may be available to you.

The last paragraph under the section of the Prospectus entitled "Shareholder Account Information - Sales Charge Reductions and Waivers" is amended to add a cross-reference to the "Financial Intermediary-Specific Sales Charge Waiver Policies" section of the Prospectus.

The following section is added after the section entitled "Financial Highlights" in the Prospectus:

         FINANCIAL INTERMEDIARY-SPECIFIC SALES CHARGE WAIVER POLICIES

MERRILL LYNCH

Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and reductions, which may differ from those disclosed elsewhere in this Prospectus or SAI.

Front-End Sales Charge Waivers for Class A Shares available at Merrill Lynch

.. Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

..  Shares purchased by or through a 529 Plan

.. Shares purchased through a Merrill Lynch affiliated investment advisory program

        SunAmerica Income Funds
        SUPPLEMENTS TO THE PROSPECTUS -- (continued)


.. Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch's platform

..  Shares of funds purchased through the Merrill Edge Self-Directed platform
   (if applicable)

.. Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within AIG Funds)

.. Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

.. Employees and registered representatives of Merrill Lynch or its affiliates and their family members

.. Trustees of the Trust, and employees of the Adviser or any of its affiliates, as described in this Prospectus

..  Shares purchased from the proceeds of redemptions within AIG Funds, provided
   (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

CDSC Waivers on Class A, B and C Shares available at Merrill Lynch

..  Death or disability of the shareholder

.. Shares sold as part of a systematic withdrawal plan as described in the Funds' Prospectus

..  Return of excess contributions from an IRA Account

.. Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2

.. Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

..  Shares acquired through a right of reinstatement

.. Shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to a transfer to certain fee-based accounts or platforms (applicable to Class A and C shares only)

Front-End Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

..  Breakpoints as described in this Prospectus

.. Rights of Accumulation ("ROA") that entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of AIG Funds assets held by accounts within the purchaser's household at Merrill Lynch. Eligible AIG Funds assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

.. Letters of Intent which allow for breakpoint discounts based on anticipated purchases within AIG Funds, through Merrill Lynch, over a 13-month period of time (if applicable)

The first paragraph under each of the sections of the SAI entitled "Additional Information Regarding Purchase of Shares -- Waiver of CDSCs," "Additional Information Regarding Purchase of Shares -- Waiver of Sales Charges with Respect to Certain Purchases of Class A Shares" and "Additional Information Regarding Purchase of Shares -- Reduced Sales Charges (Class A Shares only)" is amended to add a cross-reference to the "Financial Intermediary-Specific Sales Charge Waiver Policies" section of the Prospectus.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or SAI.

        SunAmerica Income Funds
        SUPPLEMENTS TO THE PROSPECTUS -- (continued)

               THE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT

                            SUNAMERICA INCOME FUNDS
                      AIG U.S. Government Securities Fund
                                 (the "Fund")

                       Supplement dated April 21, 2017,
                 to the Fund's Prospectus dated April 3, 2017,
                      as supplemented and amended to date

In the section entitled "Fund Highlights: U.S. Government Securities Fund," the table under the heading "Portfolio Managers" on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

                 Portfolio Manager
     Name        of the Fund Since                              Title
---------------- ----------------- -----------------------------------------------------------------
Kara Murphy.....       2014        Senior Vice President and Chief Investment Officer at SunAmerica

Timothy Campion.       2014        Vice President and Portfolio Manager at SunAmerica

Jane Algieri....       2017        Vice President and Portfolio Manager at SunAmerica

In the section entitled "Fund Management -- Portfolio Managers," the information with respect to the Fund on page 36 of the prospectus is amended by deleting all reference to Andrew Doulos, Vice President and Portfolio Manager at SunAmerica, and inserting the following information:

   Jane Algieri
   Vice President and Portfolio Manager at SunAmerica

   Ms. Algieri joined SunAmerica in 2004. Previously at SunAmerica, Ms. Algieri was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Algieri received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

   Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

   Trustees                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
   Officers                   Trust uses to           holdings with the U.S.
    John T. Genoy, President  determine how to vote   Securities and
    James Nichols, Vice       proxies relating to     Exchange Commission
      President               secu-rities held in a   for its first and
    Kara Murphy, Vice         Fund's portfolio,       third fiscal quarters
      President               which is available in   on Form N-Q. The
    Christopher C. Joe,       the Trust's Statement   Trust's Forms N-Q are
      Chief Compliance        of Additional           available on the
      Officer                 Information, may be     U.S. Securities and
    Gregory N. Bressler,      ob-tained without       Exchange Commis-sion
      Secretary               charge upon request,    website at
    Kathleen Fuentes, Chief   by calling (800)        www.sec.gov. You can
      Legal Officer and       858-8850. The           also review and obtain
      Assistant Secretary     in-formation is also    copies of the Forms
    Gregory R. Kingston,      available from the      N-Q at the U.S.
      Treasurer               EDGAR database on the   Securities and
    Donna McManus, Vice       U.S. Secu-rities and    Exchange Commission
      President and           Exchange Commission's   Public Refer-ence Room
      Assistant Treasurer     website at              in Washington DC
    Shawn Parry, Vice         http://www.sec.gov.     (information on the
      President and           DELIVERY OF             operation of the
      Assistant Treasurer     SHAREHOLDER DOCUMENTS   Public Reference Room
    Matthew J. Hackethal,     The Funds have adopted  may be ob-tained by
      Anti-Money Laundering   a policy that allows    calling
      Compliance Officer      them to send only one   1-800-SEC-0330).
   Investment Adviser         copy of a Fund's        PROXY VOTING RECORD ON
    SunAmerica Asset          prospectus, proxy       SUNAMERICA INCOME FUNDS
      Management, LLC         material, annual        Information regarding
    Harborside 5              report and semi-annual  how the Funds voted
    185 Hudson Street, Suite  report (the             proxies relating to
      3300                    "shareholder            securities held in the
    Jersey City, NJ 07311     documents") to          Funds during the most
   Distributor                shareholders with       recent twelve month
    AIG Capital Services,     multiple accounts       period ended June 30
      Inc.                    residing at the same    is available, once
    Harborside 5              "household." This       filed with the U.S.
    185 Hudson Street, Suite  practice is called      Securities and
      3300                    householding and        Exchange Commission,
    Jersey City, NJ 07311     reduces Fund expenses,  without charge, upon
   Shareholder Servicing      which benefits you and  request, by calling
   Agent                      other shareholders.     (800) 858-8850 or on
    AIG Fund Services, Inc.   Unless the Funds        the U.S. Securities
    Harborside 5              receive instructions    and Exchange
    185 Hudson Street, Suite  to the con-trary, you   Commission's website
      3300                    will only receive one   at http://www.sec.gov.
    Jersey City, NJ 07311     copy of the             This report is
   Custodian and Transfer     shareholder documents.  submitted solely for
   Agent                      The Funds will          the general
    State Street Bank and     continue to household   information of
      Trust Company           the share-holder        shareholders of the
    One Lincoln Street        documents               Funds. Distribution of
    Boston, MA 02111          indefinitely, until we  this report to persons
                              are instructed          other than
                              otherwise. If you do    shareholders of the
                              not wish to             Funds is authorized
                              participate in          only in con-nection
                              householding please     with a currently
                              contact Shareholder     effective pro-spectus,
                              Services at (800)       setting forth details
                              858-8850 ext. 6010 or   of the Funds, which
                              send a written request  must precede or
                              with your name, the     accom-pany this report.
                              name of your fund(s)
                              and your account
                              number(s) to AIG Funds
                              c/o BFDS, P.O. Box
                              219186, Kansas City
                              MO, 64121-9186. We
                              will resume
                              in-dividual mailings
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:


                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

INANN - 3/17



[LOGO]

Item 2.  Code of Ethics.

         The SunAmerica Income Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the "Code"). During the fiscal year ended March 31, 2017, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant's Principal Executive and Principal Accounting Officers (the "Covered Officers"). During the fiscal year ended March 31, 2017, however, there were reportable amendments to the Code that apply to the Covered Officers, and that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. In particular, the Code has been amended to provide an enhanced description of the Covered Officers' responsibilities, which include a responsibility to observe the ethical principles contained in the Code.

Item 3.  Audit Committee Financial Expert.

         Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert," as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that the members of the Audit Committee have substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                2016       2017
         (a) Audit Fees ....................$ 149,656   $ 154,143
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$  48,469   $  49,924
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2016        2017
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$       0   $       0
         (d) All Other Fees ................$       0   $       0


    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2016 and 2017 were $48,469, and $49,924 respectively.

    (h)  Not applicable.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: June 08, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: June 08, 2017

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: June 08, 2017